UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Government Income Fund

May 31, 2014

1.800338.110

GOV-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 263
1.625% 11/27/18	913	919
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,891	2,005
Series 2002-20K Class 1, 5.08% 11/1/22	3,197	3,457
Series 2004-20H Class 1, 5.17% 8/1/24	1,220	1,328
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,288
3.5% 12/15/42	7,070	6,466
5.25% 9/15/39	5,209	6,251
5.375% 4/1/56	8,429	10,210
5.88% 4/1/36	3,438	4,427
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		58,614
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
3.375% 5/15/44	8,371	8,449
3.625% 2/15/44 (i)	100,308	106,170
4.375% 2/15/38	30,154	36,124
5% 5/15/37 (b)	41,142	53,587
9.875% 11/15/15 (c)	10,285	11,730
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,285
0.25% 5/15/16	17,502	17,466
0.375% 1/15/16	133,453	133,719
0.375% 3/15/16	20,000	20,026
0.375% 5/31/16	58,880	58,880
0.625% 7/15/16	67,927	68,219
0.625% 8/15/16	44,206	44,368
0.625% 11/15/16	4,315	4,321
0.625% 2/15/17	12,000	11,985
0.625% 4/30/18	37,435	36,640
0.75% 1/15/17	10,000	10,028
0.75% 6/30/17	58,736	58,571
0.875% 9/15/16	10,000	10,085
0.875% 11/30/16	8,663	8,726
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,939
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 4,683	$ 4,646
0.875% 7/31/19	6,174	5,950
1% 10/31/16	39,991	40,425
1% 5/31/18	22,215	22,026
1.25% 11/30/18	35,000	34,781
1.375% 11/30/15	470	478
1.375% 7/31/18	39,780	39,942
1.375% 9/30/18	17,526	17,553
1.375% 2/28/19	69,770	69,443
1.5% 12/31/18	10,768	10,808
1.5% 1/31/19	43,197	43,302
1.5% 5/31/19	38,980	38,907
1.625% 4/30/19	35,639	35,817
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,798
1.875% 8/31/17	47,000	48,439
1.875% 9/30/17	67,400	69,433
2% 5/31/21	10,000	9,961
2.25% 3/31/21	17,358	17,608
2.25% 4/30/21	52,303	53,014
2.375% 6/30/18	26,608	27,824
2.5% 6/30/17	10,000	10,503
2.5% 5/15/24	15,793	15,830
2.75% 11/30/16	18,530	19,526
2.75% 2/15/24	151,109	155,032
3.125% 1/31/17	39,773	42,371
3.5% 2/15/18	33,836	36,786
4.5% 5/15/17	24,685	27,362
4.75% 8/15/17	12,983	14,570
TOTAL U.S. TREASURY OBLIGATIONS		1,707,168
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.502% 12/7/20 (NCUA Guaranteed) (d)	6,112	6,124
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (d)	$ 5,290	$ 5,299
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,561
TOTAL OTHER GOVERNMENT RELATED		89,984
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,821,092)		1,855,766
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 5.5%
1.85% 10/1/33 (d)	239	248
1.885% 2/1/33 (d)	201	209
1.91% 12/1/34 (d)	231	241
1.91% 3/1/35 (d)	183	191
1.93% 10/1/33 (d)	92	95
1.94% 7/1/35 (d)	80	84
2.04% 11/1/33 (d)	476	494
2.05% 3/1/35 (d)	34	35
2.139% 3/1/36 (d)	736	795
2.19% 3/1/37 (d)	115	122
2.23% 7/1/34 (d)	124	131
2.303% 6/1/36 (d)	191	202
2.332% 3/1/35 (d)	124	132
2.387% 7/1/35 (d)	330	350
2.421% 10/1/33 (d)	159	169
2.421% 11/1/36 (d)	147	157
2.503% 2/1/36 (d)	276	294
2.536% 6/1/42 (d)	546	563
2.584% 5/1/36 (d)	213	224
2.949% 11/1/40 (d)	330	345
2.982% 9/1/41 (d)	393	411
3% 6/1/44 (a)	39,200	38,777
3.083% 10/1/41 (d)	198	208
3.167% 3/1/42 (d)	15,143	15,925
3.189% 1/1/44 (d)	12,263	12,792
3.229% 7/1/41 (d)	604	636
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.348% 10/1/41 (d)	$ 337	$ 355
3.482% 3/1/40 (d)	3,290	3,444
3.5% 6/1/44 (a)	27,000	27,805
3.5% 6/1/44	13,000	13,388
3.543% 7/1/41 (d)	612	647
4% 2/1/42	520	551
4% 6/1/44 (a)	6,400	6,778
4% 6/1/44	31,500	33,363
4% 6/1/44	31,500	33,363
5% 9/1/22 to 12/1/22	14,423	15,595
5.5% 1/1/29	3,140	3,497
6.5% 2/1/17 to 8/1/36	10,099	11,659
9.5% 10/1/20	31	36
11.5% 6/15/19 to 1/15/21	14	15
		224,326
Freddie Mac - 0.6%
1.82% 3/1/35 (d)	577	597
2.121% 5/1/37 (d)	324	341
2.49% 6/1/35 (d)	463	485
2.492% 4/1/35 (d)	42	45
2.498% 2/1/36 (d)	30	32
2.673% 7/1/35 (d)	1,375	1,469
2.795% 7/1/36 (d)	535	571
2.823% 3/1/33 (d)	24	26
3% 11/1/42 to 2/1/43	5,076	5,050
3.065% 10/1/35 (d)	255	273
3.084% 9/1/41 (d)	3,292	3,447
3.234% 4/1/41 (d)	378	398
3.241% 9/1/41 (d)	360	378
3.282% 6/1/41 (d)	477	502
3.465% 5/1/41 (d)	408	432
3.622% 6/1/41 (d)	638	676
3.693% 5/1/41 (d)	564	597
4.5% 5/1/39 to 10/1/41	5,338	5,826
5.5% 7/1/29	56	62
6% 1/1/24	2,572	2,842
9.5% 6/1/18 to 8/1/21	43	47
9.75% 8/1/14	6	6
12% 3/1/15	0*	0*
		24,102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 6.5%
4.3% 8/20/61 (h)	$ 5,121	$ 5,530
4.5% 3/15/25 to 6/15/25	9,586	10,425
4.515% 3/20/62 (h)	18,983	20,841
4.53% 10/20/62 (h)	5,246	5,799
4.55% 5/20/62 (h)	38,456	42,308
4.556% 12/20/61 (h)	20,834	22,851
4.604% 3/20/62 (h)	11,085	12,207
4.626% 3/20/62 (h)	8,099	8,907
4.649% 2/20/62 (h)	3,516	3,870
4.65% 3/20/62 (h)	7,397	8,152
4.682% 2/20/62 (h)	4,545	4,999
4.684% 1/20/62 (h)	26,271	28,868
4.804% 3/20/61 (h)	13,378	14,574
4.834% 3/20/61 (h)	24,878	27,148
5% 4/20/41 to 6/20/41	92	102
5.47% 8/20/59 (h)	2,737	2,917
5.492% 4/20/60 (h)	22,842	25,348
5.5% 11/15/35	3,442	3,904
5.612% 4/20/58 (h)	5,442	5,647
6% 6/15/36	8,013	9,203
		263,600
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $502,837)		512,028
Collateralized Mortgage Obligations - 12.3%

U.S. Government Agency - 12.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.13% 8/25/31 (d)	159	162
Series 2002-49 Class FB, 0.751% 11/18/31 (d)	157	158
Series 2002-60 Class FV, 1.15% 4/25/32 (d)	68	69
Series 2002-75 Class FA, 1.15% 11/25/32 (d)	139	142
Series 2010-15 Class FJ, 1.08% 6/25/36 (d)	11,200	11,402
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,226	5,571
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,504	4,719
Series 2005-19 Class PA, 5.5% 7/25/34	4,196	4,589
Series 2005-27 Class NE, 5.5% 5/25/34	3,972	4,187
Series 2005-64 Class PX, 5.5% 6/25/35	4,020	4,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-45 Class OP, 0% 6/25/36 (g)	$ 1,658	$ 1,483
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,531
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,447
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,887	2,045
Series 2004-91 Class Z, 5% 12/25/34	10,602	11,681
Series 2005-117 Class JN, 4.5% 1/25/36	645	703
Series 2005-14 Class ZB, 5% 3/25/35	3,366	3,706
Series 2005-47 Class HK, 4.5% 6/25/20	6,582	6,959
Series 2006-72 Class CY, 6% 8/25/26	7,673	8,546
Series 2009-14 Class EB, 4.5% 3/25/24	6,297	6,691
Series 2009-59 Class HB, 5% 8/25/39	4,476	4,800
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,987
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	941	76
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	1,399	111
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	7,584	1,307
Series 2010-39 Class FG, 1.07% 3/25/36 (d)	6,881	7,056
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	2,983	273
Series 2013-40 Class PV, 2% 1/25/26	7,308	7,445
Freddie Mac:
floater:
Series 2530 Class FE, 0.7511% 2/15/32 (d)	97	98
Series 2630 Class FL, 0.6511% 6/15/18 (d)	113	113
Series 2682 Class FB, 1.0511% 10/15/33 (d)	6,126	6,248
Series 2711 Class FC, 1.0511% 2/15/33 (d)	4,004	4,064
planned amortization class:
Series 1141 Class G, 9% 9/15/21	91	105
Series 2006-3245 Class ME, 5.5% 6/15/35	2,153	2,195
Series 2356 Class GD, 6% 9/15/16	49	51
Series 2376 Class JE, 5.5% 11/15/16	331	345
Series 2381 Class OG, 5.5% 11/15/16	180	187
Series 2672 Class MG, 5% 9/15/23	7,120	7,835
Series 2682 Class LD, 4.5% 10/15/33	777	840
Series 2810 Class PD, 6% 6/15/33	72	73
Series 3415 Class PC, 5% 12/15/37	1,204	1,297
Series 3763 Class QA, 4% 4/15/34	3,655	3,862
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,417
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,792	12,302
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	$ 5,785	$ 6,311
Series 2773 Class HC, 4.5% 4/15/19	704	757
Series 2877 Class ZD, 5% 10/15/34	12,810	14,186
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,906
Series 3277 Class B, 4% 2/15/22	5,900	6,263
Series 3578 Class B, 4.5% 9/15/24	7,429	7,822
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,835
Series 4181 Class LA, 3% 3/15/37	5,186	5,343
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6293% 1/20/38 (d)	515	519
Series 2008-73 Class FA, 1.0093% 8/20/38 (d)	3,488	3,557
Series 2008-83 Class FB, 1.0493% 9/20/38 (d)	3,541	3,613
Series 2009-108 Class CF, 0.7511% 11/16/39 (d)	2,377	2,402
Series 2011-H21 Class FA, 0.751% 10/20/61 (d)(h)	8,409	8,418
Series 2012-H01 Class FA, 0.851% 11/20/61 (d)(h)	7,052	7,090
Series 2012-H03 Class FA, 0.851% 1/20/62 (d)(h)	4,266	4,289
Series 2012-H06 Class FA, 0.781% 1/20/62 (d)(h)	6,565	6,580
Series 2012-H07 Class FA, 0.781% 3/20/62 (d)(h)	3,958	3,974
Series 2014-H02 Class FB, 0.801% 12/20/63 (d)(h)	42,824	42,996
Series 2014-H03 Class FA, 0.751% 1/20/64 (d)(h)	18,977	19,001
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,058	1,074
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	681	686
Series 2010-99 Class PT, 3.5% 8/20/33	888	895
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,028
Series 2010-H13 Class JA, 5.46% 10/20/59 (h)	13,963	14,890
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	20,357	22,610
Series 2010-H17 Class XP, 5.3017% 7/20/60 (d)(h)	27,410	30,348
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	20,373	22,550
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,476	26,909
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Class ZC, 5.5% 7/16/34	$ 22,387	$ 25,754
Series 2012-64 Class KB, 3.9157% 5/20/41 (d)	2,714	3,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $490,088)		497,944
Commercial Mortgage Securities - 5.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5043% 4/25/19 (d)	6,291	6,285
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,114
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,633
Series K009 Class A2, 3.808% 8/25/20	32,528	35,258
Series K034:
Class A1, 2.669% 2/25/23	15,341	15,760
Class A2, 3.531% 7/25/23	50,700	53,348
Series K031 Class A2, 3.3% 4/25/23	34,500	35,803
Series K032 Class A1, 3.016% 2/25/23	27,827	29,245
Series K501 Class A2, 1.655% 11/25/16	9,650	9,835
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $212,750)		217,281
Foreign Government and Government Agency Obligations - 3.6%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	87,971
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	41,794
Ukraine Government 1.844% 5/16/19	15,277	15,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,332)		145,169
Fixed-Income Funds - 22.3%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $859,980)	8,330,920	$ 902,905
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $146,815)	$ 146,816	146,815
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 42,345	258
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	42,345	2,399
TOTAL PURCHASED SWAPTIONS (Cost $2,532)			2,657
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,168,426)		4,280,565
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(224,766)
NET ASSETS - 100%		$ 4,055,799
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/44	$ (53,500)	$ (52,923)
3.5% 6/1/44	(40,000)	(41,193)
4% 6/1/44	(37,900)	(40,141)
4% 6/1/44	(31,500)	(33,363)
TOTAL TBA SALE COMMITMENTS (Proceeds $166,040)		$ (167,620)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
640 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	$ 140,650	$ 69
40 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	5,021	28
203 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	24,311	44
246 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	33,817	445
323 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	48,541	905
TOTAL TREASURY CONTRACTS		$ 252,340	$ 1,491

The face value of futures purchased as a percentage of net assets is 6.2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 11,314	3-month LIBOR	0.75%	$ (22)	$ 0	$ (22)
CME	Jun. 2019	6,718	3-month LIBOR	2%	(84)	0	(84)
CME	Jun. 2024	136,978	3-month LIBOR	3%	(5,327)	0	(5,327)
CME	Jun. 2044	1,035	3.75%	3-month LIBOR	96	0	96
TOTAL INTEREST RATE SWAPS					$ (5,337)	$ 0	$ (5,337)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,014,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,757,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,646,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$146,815,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 20,561
Commerz Markets LLC	84,169
Mizuho Securities USA, Inc.	42,085
$ 146,815
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19,193
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 19,193	$ 210,056	$ 902,905	8.5%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,855,766	$ -	$ 1,855,766	$ -
U.S. Government Agency - Mortgage Securities	512,028	-	512,028	-
Collateralized Mortgage Obligations	497,944	-	497,944	-
Commercial Mortgage Securities	217,281	-	217,281	-
Foreign Government and Government Agency Obligations	145,169	-	145,169	-
Fixed-Income Funds	902,905	902,905	-	-
Cash Equivalents	146,815	-	146,815	-
Purchased Swaptions	2,657	-	2,657	-
Total Investments in Securities:	$ 4,280,565	$ 902,905	$ 3,377,660	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,491	$ 1,491	$ -	$ -
Swaps	96	-	96	-
Total Assets	$ 1,587	$ 1,491	$ 96	$ -
Liabilities
Swaps	$ (5,433)	$ -	$ (5,433)	$ -
Total Other Derivative Instruments:	$ (3,846)	$ 1,491	$ (5,337)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (167,620)	$ -	$ (167,620)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,168,822,000. Net unrealized appreciation aggregated $111,743,000, of which $120,659,000 related to appreciated investment securities and $8,916,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Government
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

Class A, Class T, Class B, Class C and
Institutional Class
are classes of
Fidelity® Government Income Fund

1.847931.107

AGVT-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 45.7%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.4%
Fannie Mae:
0.875% 2/8/18	$ 266	$ 263
1.625% 11/27/18	913	919
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	1,891	2,005
Series 2002-20K Class 1, 5.08% 11/1/22	3,197	3,457
Series 2004-20H Class 1, 5.17% 8/1/24	1,220	1,328
Tennessee Valley Authority:
1.75% 10/15/18	23,006	23,288
3.5% 12/15/42	7,070	6,466
5.25% 9/15/39	5,209	6,251
5.375% 4/1/56	8,429	10,210
5.88% 4/1/36	3,438	4,427
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		58,614
U.S. Treasury Obligations - 42.1%
U.S. Treasury Bonds:
3.375% 5/15/44	8,371	8,449
3.625% 2/15/44 (i)	100,308	106,170
4.375% 2/15/38	30,154	36,124
5% 5/15/37 (b)	41,142	53,587
9.875% 11/15/15 (c)	10,285	11,730
U.S. Treasury Notes:
0.25% 7/15/15	3	3
0.25% 4/15/16	61,378	61,285
0.25% 5/15/16	17,502	17,466
0.375% 1/15/16	133,453	133,719
0.375% 3/15/16	20,000	20,026
0.375% 5/31/16	58,880	58,880
0.625% 7/15/16	67,927	68,219
0.625% 8/15/16	44,206	44,368
0.625% 11/15/16	4,315	4,321
0.625% 2/15/17	12,000	11,985
0.625% 4/30/18	37,435	36,640
0.75% 1/15/17	10,000	10,028
0.75% 6/30/17	58,736	58,571
0.875% 9/15/16	10,000	10,085
0.875% 11/30/16	8,663	8,726
0.875% 1/31/17	704	708
0.875% 5/15/17	15,893	15,939
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
0.875% 1/31/18	$ 4,683	$ 4,646
0.875% 7/31/19	6,174	5,950
1% 10/31/16	39,991	40,425
1% 5/31/18	22,215	22,026
1.25% 11/30/18	35,000	34,781
1.375% 11/30/15	470	478
1.375% 7/31/18	39,780	39,942
1.375% 9/30/18	17,526	17,553
1.375% 2/28/19	69,770	69,443
1.5% 12/31/18	10,768	10,808
1.5% 1/31/19	43,197	43,302
1.5% 5/31/19	38,980	38,907
1.625% 4/30/19	35,639	35,817
1.75% 7/31/15	4	4
1.75% 10/31/20	18,000	17,798
1.875% 8/31/17	47,000	48,439
1.875% 9/30/17	67,400	69,433
2% 5/31/21	10,000	9,961
2.25% 3/31/21	17,358	17,608
2.25% 4/30/21	52,303	53,014
2.375% 6/30/18	26,608	27,824
2.5% 6/30/17	10,000	10,503
2.5% 5/15/24	15,793	15,830
2.75% 11/30/16	18,530	19,526
2.75% 2/15/24	151,109	155,032
3.125% 1/31/17	39,773	42,371
3.5% 2/15/18	33,836	36,786
4.5% 5/15/17	24,685	27,362
4.75% 8/15/17	12,983	14,570
TOTAL U.S. TREASURY OBLIGATIONS		1,707,168
Other Government Related - 2.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.502% 12/7/20 (NCUA Guaranteed) (d)	6,112	6,124
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
National Credit Union Administration Guaranteed Notes: - continued
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (d)	$ 5,290	$ 5,299
National Credit Union Administration Guaranteed Notes Master Trust 3.45% 6/12/21 (NCUA Guaranteed)	74,000	78,561
TOTAL OTHER GOVERNMENT RELATED		89,984
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,821,092)		1,855,766
U.S. Government Agency - Mortgage Securities - 12.6%

Fannie Mae - 5.5%
1.85% 10/1/33 (d)	239	248
1.885% 2/1/33 (d)	201	209
1.91% 12/1/34 (d)	231	241
1.91% 3/1/35 (d)	183	191
1.93% 10/1/33 (d)	92	95
1.94% 7/1/35 (d)	80	84
2.04% 11/1/33 (d)	476	494
2.05% 3/1/35 (d)	34	35
2.139% 3/1/36 (d)	736	795
2.19% 3/1/37 (d)	115	122
2.23% 7/1/34 (d)	124	131
2.303% 6/1/36 (d)	191	202
2.332% 3/1/35 (d)	124	132
2.387% 7/1/35 (d)	330	350
2.421% 10/1/33 (d)	159	169
2.421% 11/1/36 (d)	147	157
2.503% 2/1/36 (d)	276	294
2.536% 6/1/42 (d)	546	563
2.584% 5/1/36 (d)	213	224
2.949% 11/1/40 (d)	330	345
2.982% 9/1/41 (d)	393	411
3% 6/1/44 (a)	39,200	38,777
3.083% 10/1/41 (d)	198	208
3.167% 3/1/42 (d)	15,143	15,925
3.189% 1/1/44 (d)	12,263	12,792
3.229% 7/1/41 (d)	604	636
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.348% 10/1/41 (d)	$ 337	$ 355
3.482% 3/1/40 (d)	3,290	3,444
3.5% 6/1/44 (a)	27,000	27,805
3.5% 6/1/44	13,000	13,388
3.543% 7/1/41 (d)	612	647
4% 2/1/42	520	551
4% 6/1/44 (a)	6,400	6,778
4% 6/1/44	31,500	33,363
4% 6/1/44	31,500	33,363
5% 9/1/22 to 12/1/22	14,423	15,595
5.5% 1/1/29	3,140	3,497
6.5% 2/1/17 to 8/1/36	10,099	11,659
9.5% 10/1/20	31	36
11.5% 6/15/19 to 1/15/21	14	15
		224,326
Freddie Mac - 0.6%
1.82% 3/1/35 (d)	577	597
2.121% 5/1/37 (d)	324	341
2.49% 6/1/35 (d)	463	485
2.492% 4/1/35 (d)	42	45
2.498% 2/1/36 (d)	30	32
2.673% 7/1/35 (d)	1,375	1,469
2.795% 7/1/36 (d)	535	571
2.823% 3/1/33 (d)	24	26
3% 11/1/42 to 2/1/43	5,076	5,050
3.065% 10/1/35 (d)	255	273
3.084% 9/1/41 (d)	3,292	3,447
3.234% 4/1/41 (d)	378	398
3.241% 9/1/41 (d)	360	378
3.282% 6/1/41 (d)	477	502
3.465% 5/1/41 (d)	408	432
3.622% 6/1/41 (d)	638	676
3.693% 5/1/41 (d)	564	597
4.5% 5/1/39 to 10/1/41	5,338	5,826
5.5% 7/1/29	56	62
6% 1/1/24	2,572	2,842
9.5% 6/1/18 to 8/1/21	43	47
9.75% 8/1/14	6	6
12% 3/1/15	0*	0*
		24,102
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - 6.5%
4.3% 8/20/61 (h)	$ 5,121	$ 5,530
4.5% 3/15/25 to 6/15/25	9,586	10,425
4.515% 3/20/62 (h)	18,983	20,841
4.53% 10/20/62 (h)	5,246	5,799
4.55% 5/20/62 (h)	38,456	42,308
4.556% 12/20/61 (h)	20,834	22,851
4.604% 3/20/62 (h)	11,085	12,207
4.626% 3/20/62 (h)	8,099	8,907
4.649% 2/20/62 (h)	3,516	3,870
4.65% 3/20/62 (h)	7,397	8,152
4.682% 2/20/62 (h)	4,545	4,999
4.684% 1/20/62 (h)	26,271	28,868
4.804% 3/20/61 (h)	13,378	14,574
4.834% 3/20/61 (h)	24,878	27,148
5% 4/20/41 to 6/20/41	92	102
5.47% 8/20/59 (h)	2,737	2,917
5.492% 4/20/60 (h)	22,842	25,348
5.5% 11/15/35	3,442	3,904
5.612% 4/20/58 (h)	5,442	5,647
6% 6/15/36	8,013	9,203
		263,600
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $502,837)		512,028
Collateralized Mortgage Obligations - 12.3%

U.S. Government Agency - 12.3%
Fannie Mae:
floater:
Series 2001-38 Class QF, 1.13% 8/25/31 (d)	159	162
Series 2002-49 Class FB, 0.751% 11/18/31 (d)	157	158
Series 2002-60 Class FV, 1.15% 4/25/32 (d)	68	69
Series 2002-75 Class FA, 1.15% 11/25/32 (d)	139	142
Series 2010-15 Class FJ, 1.08% 6/25/36 (d)	11,200	11,402
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	5,226	5,571
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	4,504	4,719
Series 2005-19 Class PA, 5.5% 7/25/34	4,196	4,589
Series 2005-27 Class NE, 5.5% 5/25/34	3,972	4,187
Series 2005-64 Class PX, 5.5% 6/25/35	4,020	4,406
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class:
Series 2006-45 Class OP, 0% 6/25/36 (g)	$ 1,658	$ 1,483
Series 2010-118 Class PB, 4.5% 10/25/40	7,053	7,531
Series 2011-126 Class KB, 4% 12/25/41	6,260	6,447
sequential payer:
Series 2003-117 Class MD, 5% 12/25/23	1,887	2,045
Series 2004-91 Class Z, 5% 12/25/34	10,602	11,681
Series 2005-117 Class JN, 4.5% 1/25/36	645	703
Series 2005-14 Class ZB, 5% 3/25/35	3,366	3,706
Series 2005-47 Class HK, 4.5% 6/25/20	6,582	6,959
Series 2006-72 Class CY, 6% 8/25/26	7,673	8,546
Series 2009-14 Class EB, 4.5% 3/25/24	6,297	6,691
Series 2009-59 Class HB, 5% 8/25/39	4,476	4,800
Series 2010-97 Class CX, 4.5% 9/25/25	10,813	11,987
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	941	76
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	1,399	111
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	7,584	1,307
Series 2010-39 Class FG, 1.07% 3/25/36 (d)	6,881	7,056
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	2,983	273
Series 2013-40 Class PV, 2% 1/25/26	7,308	7,445
Freddie Mac:
floater:
Series 2530 Class FE, 0.7511% 2/15/32 (d)	97	98
Series 2630 Class FL, 0.6511% 6/15/18 (d)	113	113
Series 2682 Class FB, 1.0511% 10/15/33 (d)	6,126	6,248
Series 2711 Class FC, 1.0511% 2/15/33 (d)	4,004	4,064
planned amortization class:
Series 1141 Class G, 9% 9/15/21	91	105
Series 2006-3245 Class ME, 5.5% 6/15/35	2,153	2,195
Series 2356 Class GD, 6% 9/15/16	49	51
Series 2376 Class JE, 5.5% 11/15/16	331	345
Series 2381 Class OG, 5.5% 11/15/16	180	187
Series 2672 Class MG, 5% 9/15/23	7,120	7,835
Series 2682 Class LD, 4.5% 10/15/33	777	840
Series 2810 Class PD, 6% 6/15/33	72	73
Series 3415 Class PC, 5% 12/15/37	1,204	1,297
Series 3763 Class QA, 4% 4/15/34	3,655	3,862
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	5,040	5,417
sequential payer:
Series 2004-2802 Class ZG, 5.5% 5/15/34	10,792	12,302
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 2587 Class AD, 4.71% 3/15/33	$ 5,785	$ 6,311
Series 2773 Class HC, 4.5% 4/15/19	704	757
Series 2877 Class ZD, 5% 10/15/34	12,810	14,186
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,906
Series 3277 Class B, 4% 2/15/22	5,900	6,263
Series 3578 Class B, 4.5% 9/15/24	7,429	7,822
Series 3871 Class KB, 5.5% 6/15/41	13,870	15,835
Series 4181 Class LA, 3% 3/15/37	5,186	5,343
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2008-2 Class FD, 0.6293% 1/20/38 (d)	515	519
Series 2008-73 Class FA, 1.0093% 8/20/38 (d)	3,488	3,557
Series 2008-83 Class FB, 1.0493% 9/20/38 (d)	3,541	3,613
Series 2009-108 Class CF, 0.7511% 11/16/39 (d)	2,377	2,402
Series 2011-H21 Class FA, 0.751% 10/20/61 (d)(h)	8,409	8,418
Series 2012-H01 Class FA, 0.851% 11/20/61 (d)(h)	7,052	7,090
Series 2012-H03 Class FA, 0.851% 1/20/62 (d)(h)	4,266	4,289
Series 2012-H06 Class FA, 0.781% 1/20/62 (d)(h)	6,565	6,580
Series 2012-H07 Class FA, 0.781% 3/20/62 (d)(h)	3,958	3,974
Series 2014-H02 Class FB, 0.801% 12/20/63 (d)(h)	42,824	42,996
Series 2014-H03 Class FA, 0.751% 1/20/64 (d)(h)	18,977	19,001
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	1,058	1,074
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	681	686
Series 2010-99 Class PT, 3.5% 8/20/33	888	895
sequential payer Series 2011-69 Class GX, 4.5% 5/16/40	10,205	11,028
Series 2010-H13 Class JA, 5.46% 10/20/59 (h)	13,963	14,890
Series 2010-H15 Class TP, 5.15% 8/20/60 (h)	20,357	22,610
Series 2010-H17 Class XP, 5.3017% 7/20/60 (d)(h)	27,410	30,348
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(h)	20,373	22,550
Series 2011-71:
Class ZB, 5.5% 8/20/34	23,476	26,909
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
planned amortization class:
Class ZC, 5.5% 7/16/34	$ 22,387	$ 25,754
Series 2012-64 Class KB, 3.9157% 5/20/41 (d)	2,714	3,054
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $490,088)		497,944
Commercial Mortgage Securities - 5.3%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5043% 4/25/19 (d)	6,291	6,285
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	3,740	4,114
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	24,840	27,633
Series K009 Class A2, 3.808% 8/25/20	32,528	35,258
Series K034:
Class A1, 2.669% 2/25/23	15,341	15,760
Class A2, 3.531% 7/25/23	50,700	53,348
Series K031 Class A2, 3.3% 4/25/23	34,500	35,803
Series K032 Class A1, 3.016% 2/25/23	27,827	29,245
Series K501 Class A2, 1.655% 11/25/16	9,650	9,835
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $212,750)		217,281
Foreign Government and Government Agency Obligations - 3.6%

Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	72,266	87,971
5.5% 12/4/23	48	59
Jordanian Kingdom 2.503% 10/30/20	41,050	41,794
Ukraine Government 1.844% 5/16/19	15,277	15,345
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $132,332)		145,169
Fixed-Income Funds - 22.3%
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (e) (Cost $859,980)	8,330,920	$ 902,905
Cash Equivalents - 3.6%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $146,815)	$ 146,816	146,815
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 42,345	258
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	42,345	2,399
TOTAL PURCHASED SWAPTIONS (Cost $2,532)			2,657
TOTAL INVESTMENT PORTFOLIO - 105.5% (Cost $4,168,426)		4,280,565
NET OTHER ASSETS (LIABILITIES) - (5.5)%		(224,766)
NET ASSETS - 100%		$ 4,055,799
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/44	$ (53,500)	$ (52,923)
3.5% 6/1/44	(40,000)	(41,193)
4% 6/1/44	(37,900)	(40,141)
4% 6/1/44	(31,500)	(33,363)
TOTAL TBA SALE COMMITMENTS (Proceeds $166,040)		$ (167,620)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
640 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	$ 140,650	$ 69
40 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	5,021	28
203 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	24,311	44
246 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	33,817	445
323 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	48,541	905
TOTAL TREASURY CONTRACTS		$ 252,340	$ 1,491

The face value of futures purchased as a percentage of net assets is 6.2%
Swaps
Interest Rate Swaps
Clearinghouse/ Counterparty (1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid) (2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 11,314	3-month LIBOR	0.75%	$ (22)	$ 0	$ (22)
CME	Jun. 2019	6,718	3-month LIBOR	2%	(84)	0	(84)
CME	Jun. 2024	136,978	3-month LIBOR	3%	(5,327)	0	(5,327)
CME	Jun. 2044	1,035	3.75%	3-month LIBOR	96	0	96
TOTAL INTEREST RATE SWAPS					$ (5,337)	$ 0	$ (5,337)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,014,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $3,757,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $1,646,000.

* Amount represents less than $1,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$146,815,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 20,561
Commerz Markets LLC	84,169
Mizuho Securities USA, Inc.	42,085
$ 146,815
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Mortgage Backed Securities Central Fund	$ 19,193
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$ 1,064,096	$ 19,193	$ 210,056	$ 902,905	8.5%
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 1,855,766	$ -	$ 1,855,766	$ -
U.S. Government Agency - Mortgage Securities	512,028	-	512,028	-
Collateralized Mortgage Obligations	497,944	-	497,944	-
Commercial Mortgage Securities	217,281	-	217,281	-
Foreign Government and Government Agency Obligations	145,169	-	145,169	-
Fixed-Income Funds	902,905	902,905	-	-
Cash Equivalents	146,815	-	146,815	-
Purchased Swaptions	2,657	-	2,657	-
Total Investments in Securities:	$ 4,280,565	$ 902,905	$ 3,377,660	$ -
Other Derivative Instruments:
Assets
Futures Contracts	$ 1,491	$ 1,491	$ -	$ -
Swaps	96	-	96	-
Total Assets	$ 1,587	$ 1,491	$ 96	$ -
Liabilities
Swaps	$ (5,433)	$ -	$ (5,433)	$ -
Total Other Derivative Instruments:	$ (3,846)	$ 1,491	$ (5,337)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (167,620)	$ -	$ (167,620)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $4,168,822,000. Net unrealized appreciation aggregated $111,743,000, of which $120,659,000 related to appreciated investment securities and $8,916,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Intermediate Government
Income Fund

May 31, 2014

1.800340.110

SLM-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 64.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 1.0%
Federal Home Loan Bank 1% 6/21/17	$ 3,190	$ 3,202
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	235	256
Tennessee Valley Authority 1.75% 10/15/18	4,850	4,909
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		8,367
U.S. Treasury Obligations - 59.0%
U.S. Treasury Bonds:
3.625% 2/15/44	2,229	2,359
8.75% 5/15/17	14,750	18,189
U.S. Treasury Notes:
0.25% 2/15/15	6,000	6,007
0.25% 4/15/16	1,354	1,352
0.375% 1/15/16	68,276	68,415
0.375% 5/31/16	32,083	32,083
0.5% 7/31/17	8,199	8,102
0.625% 4/30/18	8,429	8,250
0.75% 1/15/17	11,700	11,733
0.75% 6/30/17	16,678	16,631
0.875% 1/31/18	15,546	15,425
0.875% 7/31/19	24,596	23,704
1% 10/31/16	4,099	4,144
1% 5/31/18	7,552	7,488
1.25% 11/30/18	7,000	6,956
1.375% 7/31/18	8,863	8,899
1.375% 9/30/18 (g)	3,911	3,917
1.375% 2/28/19	12,639	12,580
1.5% 12/31/18	1,151	1,155
1.5% 1/31/19	10,148	10,173
1.5% 5/31/19	13,308	13,283
1.625% 4/30/19	13,127	13,193
1.75% 10/31/20	5,000	4,944
1.875% 10/31/17	1,923	1,981
2% 5/31/21	8,000	7,969
2.25% 3/31/21	40,560	41,143
2.25% 4/30/21	6,895	6,989
2.375% 7/31/17	12,000	12,560
2.375% 6/30/18	6,062	6,339
2.625% 2/29/16	12,000	12,492
2.75% 2/15/24	46,180	47,381
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3% 2/28/17	$ 26,424	$ 28,078
3.125% 1/31/17	1,323	1,409
3.5% 2/15/18 (c)	4,299	4,674
4.5% 5/15/17 (b)	1,369	1,517
4.625% 2/15/17	12,625	13,966
4.75% 8/15/17	12,139	13,623
TOTAL U.S. TREASURY OBLIGATIONS		499,103
Other Government Related - 4.2%
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.502% 12/7/20 (NCUA Guaranteed) (d)	1,441	1,444
Series 2011-R1 Class 1A, 0.602% 1/8/20 (NCUA Guaranteed) (d)	2,786	2,800
Series 2011-R4 Class 1A, 0.5356% 3/6/20 (NCUA Guaranteed) (d)	1,145	1,147
National Credit Union Administration Guaranteed Notes Master Trust:
1.4% 6/12/15 (NCUA Guaranteed)	1,690	1,711
2.35% 6/12/17 (NCUA Guaranteed)	14,740	15,336
3.45% 6/12/21 (NCUA Guaranteed)	12,000	12,740
TOTAL OTHER GOVERNMENT RELATED		35,178
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $534,893)		542,648
U.S. Government Agency - Mortgage Securities - 12.1%

Fannie Mae - 4.5%
1.885% 2/1/33 (d)	22	23
1.91% 12/1/34 (d)	23	24
1.91% 3/1/35 (d)	23	24
1.93% 10/1/33 (d)	11	11
1.94% 7/1/35 (d)	9	10
2.04% 11/1/33 (d)	50	52
2.05% 3/1/35 (d)	4	4
2.056% 10/1/35 (d)	15	16
2.19% 3/1/37 (d)	11	11
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.204% 1/1/35 (d)	$ 116	$ 122
2.23% 7/1/34 (d)	15	15
2.261% 3/1/33 (d)	52	54
2.286% 7/1/36 (d)	87	91
2.303% 6/1/36 (d)	18	19
2.332% 3/1/35 (d)	15	16
2.338% 9/1/36 (d)	63	68
2.381% 2/1/37 (d)	235	251
2.386% 6/1/47 (d)	63	67
2.387% 7/1/35 (d)	25	27
2.421% 10/1/33 (d)	20	21
2.421% 11/1/36 (d)	148	158
2.503% 2/1/36 (d)	26	28
2.517% 4/1/36 (d)	161	172
2.584% 5/1/36 (d)	21	22
2.918% 8/1/35 (d)	350	374
3% 6/1/44 (a)	8,700	8,606
3.167% 3/1/42 (d)	4,270	4,491
3.189% 1/1/44 (d)	2,561	2,671
3.482% 3/1/40 (d)	762	798
3.5% 6/1/44 (a)	5,600	5,767
3.5% 6/1/44 (a)	2,800	2,884
5% 1/1/22 to 12/1/22	3,095	3,347
5.5% 10/1/20 to 1/1/29	4,416	4,798
6% 6/1/16 to 3/1/34	647	733
6.5% 6/1/16 to 8/1/36	2,270	2,602
7% 9/1/14	0*	0*
10.25% 10/1/18	2	2
11% 1/1/16	2	3
11.25% 1/1/16	4	4
11.5% 10/1/14 to 6/15/19	1	1
12.5% 4/1/15 to 7/1/16	5	5
13% 10/1/14	2	2
		38,394
Freddie Mac - 1.2%
1.82% 3/1/35 (d)	56	58
1.95% 3/1/37 (d)	16	16
2.022% 2/1/37 (d)	23	24
2.04% 7/1/35 (d)	598	624
2.05% 6/1/37 (d)	13	13
2.095% 8/1/37 (d)	39	41
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
2.121% 5/1/37 (d)	$ 32	$ 33
2.14% 11/1/35 (d)	121	128
2.16% 6/1/33 (d)	130	136
2.29% 10/1/35 (d)	97	102
2.35% 7/1/35 (d)	72	76
2.355% 4/1/34 (d)	553	587
2.362% 10/1/36 (d)	173	183
2.375% 5/1/37 (d)	34	36
2.385% 5/1/37 (d)	441	471
2.385% 5/1/37 (d)	241	256
2.415% 6/1/37 (d)	116	123
2.418% 4/1/37 (d)	41	43
2.498% 2/1/36 (d)	4	4
2.595% 4/1/37 (d)	4	4
2.673% 7/1/35 (d)	139	148
2.795% 7/1/36 (d)	52	56
2.823% 3/1/33 (d)	3	3
3.065% 10/1/35 (d)	25	26
3.084% 9/1/41 (d)	927	970
5.5% 11/1/18 to 11/1/21	4,274	4,587
6% 1/1/24	546	603
6.5% 12/1/21	141	157
9.5% 7/1/16 to 8/1/21	45	49
10% 3/1/16 to 3/1/21	69	77
10.5% 1/1/21	1	1
11% 9/1/20	2	2
11.25% 6/1/14	1	1
11.5% 11/1/15	2	2
12% 3/1/15 to 11/1/19	0*	0*
12.5% 9/1/14 to 6/1/19	13	13
13% 5/1/17	0*	0*
14% 4/1/16	0*	0*
		9,653
Ginnie Mae - 6.4%
4.3% 8/20/61 (f)	1,070	1,155
4.5% 3/15/25 to 6/15/25	2,022	2,199
4.515% 3/20/62 (f)	4,003	4,395
4.53% 10/20/62 (f)	1,099	1,215
4.55% 5/20/62 (f)	8,307	9,139
4.556% 12/20/61 (f)	4,389	4,814
4.604% 3/20/62 (f)	2,372	2,612
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.616% 1/20/62 (f)	$ 1,389	$ 1,511
4.626% 3/20/62 (f)	1,763	1,939
4.649% 2/20/62 (f)	740	815
4.65% 3/20/62 (f)	1,638	1,805
4.682% 2/20/62 (f)	950	1,045
4.684% 1/20/62 (f)	5,655	6,214
4.764% 2/20/61 (f)	1,393	1,516
4.804% 3/20/61 (f)	2,891	3,150
4.834% 3/20/61 (f)	5,374	5,865
5.47% 8/20/59 (f)	578	615
5.5% 11/15/35	726	823
5.612% 4/20/58 (f)	1,180	1,224
6% 6/15/36	1,664	1,911
8% 12/15/23	122	143
8.5% 6/15/16 to 2/15/17	1	1
10.5% 9/15/15 to 10/15/21	150	172
11% 5/20/16 to 1/20/21	17	20
13.5% 12/15/14	0*	0*
		54,298
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $100,405)		102,345
Collateralized Mortgage Obligations - 16.2%

U.S. Government Agency - 16.2%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.21% 4/25/24 (d)	856	863
Series 2001-38 Class QF, 1.13% 8/25/31 (d)	148	151
Series 2002-60 Class FV, 1.15% 4/25/32 (d)	34	35
Series 2002-74 Class FV, 0.6% 11/25/32 (d)	1,658	1,670
Series 2002-75 Class FA, 1.15% 11/25/32 (d)	69	71
Series 2008-76 Class EF, 0.65% 9/25/23 (d)	420	422
Series 2010-15 Class FJ, 1.08% 6/25/36 (d)	2,424	2,467
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	1,085	1,156
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	16	18
Series 2002-16 Class PG, 6% 4/25/17	126	132
Series 2002-9 Class PC, 6% 3/25/17	9	10
Series 2003-28 Class KG, 5.5% 4/25/23	412	454
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
planned amortization class: - continued
Series 2004-80 Class LD, 4% 1/25/19	$ 58	$ 58
Series 2005-19 Class PA, 5.5% 7/25/34	904	989
Series 2005-27 Class NE, 5.5% 5/25/34	837	883
Series 2005-52 Class PB, 6.5% 12/25/34	66	68
Series 2005-64 Class PX, 5.5% 6/25/35	867	950
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17	35	37
Series 2003-117 Class MD, 5% 12/25/23	397	430
Series 2004-52 Class KZ, 5.5% 7/25/34	4,334	4,762
Series 2004-72 Class CB, 4% 9/25/19	3,132	3,262
Series 2004-91 Class Z, 5% 12/25/34	2,345	2,584
Series 2005-47 Class HK, 4.5% 6/25/20	1,511	1,598
Series 2009-14 Class EB, 4.5% 3/25/24	1,446	1,536
Series 2009-59 Class HB, 5% 8/25/39	936	1,004
Series 2010-97 Class CX, 4.5% 9/25/25	2,500	2,771
Series 2010-139 Class NI, 4.5% 2/25/40 (e)	1,749	302
Series 2010-39 Class FG, 1.07% 3/25/36 (d)	1,482	1,520
Series 2011-67 Class AI, 4% 7/25/26 (e)	465	52
Series 2013-40 Class PV, 2% 1/25/26	1,537	1,565
Freddie Mac:
floater:
Series 2526 Class FC, 0.5511% 11/15/32 (d)	261	263
Series 2630 Class FL, 0.6511% 6/15/18 (d)	12	12
Series 2711 Class FC, 1.0511% 2/15/33 (d)	864	877
floater planned amortization class Series 2770 Class FH, 0.5511% 3/15/34 (d)	745	750
planned amortization class:
Series 2006-3245 Class ME, 5.5% 6/15/35	453	462
Series 2356 Class GD, 6% 9/15/16	35	36
Series 2376 Class JE, 5.5% 11/15/16	32	34
Series 2381 Class OG, 5.5% 11/15/16	18	18
Series 2425 Class JH, 6% 3/15/17	45	48
Series 2672 Class MG, 5% 9/15/23	1,630	1,794
Series 2695 Class DG, 4% 10/15/18	793	835
Series 2802 Class OB, 6% 5/15/34	1,113	1,246
Series 2810 Class PD, 6% 6/15/33	79	80
Series 3415 Class PC, 5% 12/15/37	339	365
Series 3763 Class QA, 4% 4/15/34	762	805
planned amortization class sequential payer Series 2005-2963 Class VB, 5% 11/15/34	1,060	1,139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	$ 790	$ 897
Series 2004-2802 Class ZG, 5.5% 5/15/34	2,263	2,579
Series 2004-2862 Class NE, 5% 9/15/24	7,424	8,066
Series 2145 Class MZ, 6.5% 4/15/29	1,077	1,230
Series 2357 Class ZB, 6.5% 9/15/31	535	618
Series 2877 Class ZD, 5% 10/15/34	2,823	3,127
Series 2998 Class LY, 5.5% 7/15/25	295	326
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,256
Series 3277 Class B, 4% 2/15/22	1,200	1,274
Series 3578 Class B, 4.5% 9/15/24	1,706	1,796
Series 3659 Class EJ 3% 6/15/18	732	754
Series 2715 Class NG, 4.5% 12/15/18	580	615
Series 4181 Class LA, 3% 3/15/37	1,430	1,474
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-59 Class FC, 0.6493% 7/20/37 (d)	435	438
Series 2008-2 Class FD, 0.6293% 1/20/38 (d)	108	109
Series 2009-108 Class CF, 0.7511% 11/16/39 (d)	493	498
Series 2009-116 Class KF, 0.6811% 12/16/39 (d)	416	420
Series 2010-9 Class FA, 0.6711% 1/16/40 (d)	655	660
Series 2010-H17 Class FA, 0.482% 7/20/60 (d)(f)	3,303	3,268
Series 2010-H18 Class AF, 0.451% 9/20/60 (d)(f)	3,554	3,512
Series 2010-H19 Class FG, 0.451% 8/20/60 (d)(f)	4,517	4,465
Series 2010-H27 Series FA, 0.531% 12/20/60 (d)(f)	1,072	1,063
Series 2011-H05 Class FA, 0.651% 12/20/60 (d)(f)	2,143	2,137
Series 2011-H07 Class FA, 0.651% 2/20/61 (d)(f)	3,864	3,853
Series 2011-H12 Class FA, 0.641% 2/20/61 (d)(f)	4,567	4,552
Series 2011-H13 Class FA, 0.651% 4/20/61 (d)(f)	1,793	1,788
Series 2011-H14:
Class FB, 0.651% 5/20/61 (d)(f)	2,036	2,029
Class FC, 0.651% 5/20/61 (d)(f)	1,904	1,898
Series 2011-H17 Class FA, 0.681% 6/20/61 (d)(f)	2,454	2,450
Series 2011-H21 Class FA, 0.751% 10/20/61 (d)(f)	2,414	2,416
Series 2012-H01 Class FA, 0.851% 11/20/61 (d)(f)	2,024	2,035
Series 2012-H03 Class FA, 0.851% 1/20/62 (d)(f)	1,229	1,235
Series 2012-H06 Class FA, 0.781% 1/20/62 (d)(f)	1,882	1,886
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru certificates: - continued
floater: - continued
Series 2012-H07 Class FA, 0.781% 3/20/62 (d)(f)	$ 1,140	$ 1,144
floater sequential payer Series 2011-150 Class D, 3% 4/20/37	229	232
planned amortization class:
Series 2010-112 Class PM, 3.25% 9/20/33	144	145
Series 2010-99 Class PT, 3.5% 8/20/33	187	189
Series 2011-136 Class WI, 4.5% 5/20/40 (e)	985	181
Series 2011-68 Class EC, 3.5% 4/20/41	1,789	1,888
Series 1999-18 Class Z, 6.25% 5/16/29	1,840	2,075
Series 2010-H13 Class JA, 5.46% 10/20/59 (f)	8,436	8,995
Series 2010-H15 Class TP, 5.15% 8/20/60 (f)	4,402	4,889
Series 2010-H17 Class XP, 5.3017% 7/20/60 (d)(f)	5,801	6,423
Series 2010-H18 Class PL, 5.01% 9/20/60 (d)(f)	4,288	4,747
Series 2012-64 Class KB, 3.9157% 5/20/41 (d)	583	656
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $135,377)		136,872
Commercial Mortgage Securities - 4.9%

Freddie Mac:
pass thru-certificates floater Series KF01 Class A, 0.5043% 4/25/19 (d)	1,740	1,739
pass-thru certificates sequential payer Series K011 Class A2, 4.084% 11/25/20	780	858
sequential payer:
Series K006 Class A2, 4.251% 1/25/20	5,360	5,963
Series K009 Class A2, 3.808% 8/25/20	6,820	7,392
Series K034 Class A1, 2.669% 2/25/23	3,266	3,355
Series K031 Class A2, 3.3% 4/25/23	7,400	7,679
Series K032 Class A1, 3.016% 2/25/23	5,923	6,225
Series K501 Class A2, 1.655% 11/25/16	2,080	2,120
Series K714 Class A2, 3.097% 10/25/20	6,000	6,273
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $40,831)		41,604
Foreign Government and Government Agency Obligations - 3.6%
	Principal Amount (000s)	Value (000s)
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	$ 4,251	$ 5,175
5.5% 12/4/23	10,710	13,064
Jordanian Kingdom 2.503% 10/30/20	8,609	8,765
Ukraine Government 1.844% 5/16/19	3,198	3,212
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $28,769)		30,216
Cash Equivalents - 6.9%
Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.07%, dated 5/30/14 due 6/2/14 (Collateralized by U.S. Government Obligations) # (Cost $58,822)	$ 58,822	58,822
Purchased Swaptions - 0.1%
	Expiration Date	Notional Amount (000s)
Put Options - 0.0%
Option on an interest rate swap with JPMorgan to pay a fixed rate of 3.3825% and receive a floating rate based on 3-month LIBOR	1/13/15	$ 8,939	55
Call Options - 0.1%
Option on an interest rate swap with JPMorgan to receive a fixed rate of 3.3825% and pay a floating rate based on 3-month LIBOR	1/13/15	8,939	506
TOTAL PURCHASED SWAPTIONS (Cost $534)			561
TOTAL INVESTMENT PORTFOLIO - 108.0% (Cost $899,631)		913,068
NET OTHER ASSETS (LIABILITIES) - (8.0)%		(67,884)
NET ASSETS - 100%		$ 845,184
TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 6/1/44	$ (8,700)	$ (8,606)
3.5% 6/1/44	(8,400)	(8,651)
TOTAL TBA SALE COMMITMENTS (Proceeds $17,029)		$ (17,257)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
20 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	$ 2,510	$ 14
153 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	18,323	33
219 CBOT 2 Year U.S. Treasury Note Contracts	Sept. 2014	48,129	24
63 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	8,661	114
TOTAL TREASURY CONTRACTS		$ 77,623	$ 185
Sold
Treasury Contracts
53 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	$ 7,965	$ (164)
		$ 85,588	$ 21

The face value of futures purchased as a percentage of net assets is 9.2%

The face value of futures sold as a percentage of net assets is 0.9%
Swaps
Interest Rate Swaps
Clearinghouse/Counterparty(1)	Expiration Date	Notional Amount (000s)	Payment Received	Payment Paid	Value (000s)	Upfront Premium Received/ (Paid)(2) (000s)	Unrealized Appreciation/(Depreciation) (000s)
CME	Jun. 2016	$ 2,384	3-month LIBOR	0.75%	$ (5)	$ 0	$ (5)
CME	Jun. 2019	1,417	3-month LIBOR	2%	(18)	0	(18)
CME	Jun. 2024	28,909	3-month LIBOR	3%	(1,124)	0	(1,124)
CME	Jun. 2044	218	3.75%	3-month LIBOR	20	0	20
TOTAL INTEREST RATE SWAPS					$ (1,127)	$ 0	$ (1,127)

(1) Swaps with CME Group (CME) are centrally cleared over-the-counter (OTC) swaps.

(2) Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $269,000.
(c) Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $798,000.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(g) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $260,000.

* Amount represents less than $1,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$58,822,000 due 6/02/14 at 0.07%
BNP Paribas Securities Corp.	$ 8,238
Commerz Markets LLC	33,723
Mizuho Securities USA, Inc.	16,861
$ 58,822
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$ 542,648	$ -	$ 542,648	$ -
U.S. Government Agency - Mortgage Securities	102,345	-	102,345	-
Collateralized Mortgage Obligations	136,872	-	136,872	-
Commercial Mortgage Securities	41,604	-	41,604	-
Foreign Government and Government Agency Obligations	30,216	-	30,216	-
Cash Equivalents	58,822	-	58,822	-
Purchased Swaptions	561	-	561	-
Total Investments in Securities:	$ 913,068	$ -	$ 913,068	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 185	$ 185	$ -	$ -
Swaps	20	-	20	-
Total Assets	$ 205	$ 185	$ 20	$ -
Liabilities
Futures Contracts	$ (164)	$ (164)	$ -	$ -
Swaps	(1,147)	-	(1,147)	-
Total Liabilities	$ (1,311)	$ (164)	$ (1,147)	$ -
Total Derivative Instruments:	$ (1,106)	$ 21	$ (1,127)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (17,257)	$ -	$ (17,257)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $899,693,000. Net unrealized appreciation aggregated $13,375,000, of which $15,392,000 related to appreciated investment securities and $2,017,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Foreign government and government agency obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Total Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

May 31, 2014

1.815814.109

ATB-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 346,500
6.25% 3/15/21		3,295,000	3,513,294
Dana Holding Corp. 6% 9/15/23		645,000	682,088
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	2,080,500
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		1,000,000	1,052,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		2,785,000	2,941,656
			10,616,538
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		2,555,000	2,791,338
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,623,289
General Motors Co. 3.5% 10/2/18 (f)		1,415,000	1,450,375
			11,865,002
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)		1,206,000	1,237,835
4.25% 6/15/23 (f)		8,466,000	8,878,159
5.75% 6/15/43 (f)		6,102,000	7,149,976
			17,265,970
Hotels, Restaurants & Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		390,000	389,513
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,614,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,219
6.75% 6/1/19		475,000	505,875
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,005,000	1,042,688
5.375% 11/1/23 (f)		760,000	788,500
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,786,000
MCE Finance Ltd. 5% 2/15/21 (f)		5,470,000	5,456,325
MGM Mirage, Inc. 8.625% 2/1/19		1,960,000	2,337,300
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		635,000	660,400
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,078,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,355,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		$ 3,530,000	$ 3,649,138
11% 10/1/21 (f)		1,770,000	1,845,225
Playa Resorts Holding BV 8% 8/15/20 (f)		2,265,000	2,434,875
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	5,016,313
7.5% 10/15/27		1,885,000	2,144,188
Scientific Games Corp. 6.625% 5/15/21 (f)(h)		2,485,000	2,447,725
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)		3,705,000	3,705,000
Times Square Hotel Trust 8.528% 8/1/26 (f)		788,930	1,019,960
Wynn Macau Ltd. 5.25% 10/15/21 (f)		1,110,000	1,140,525
			50,556,769
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,720,806
3.75% 3/1/19		1,430,000	1,435,363
4.375% 9/15/22		865,000	852,025
KB Home 4.75% 5/15/19		1,795,000	1,799,488
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,714,488
4.5% 6/15/19		1,860,000	1,887,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		5,225,000	5,434,000
8.5% 5/15/18 (e)		7,125,000	7,445,625
9.875% 8/15/19		2,460,000	2,709,075
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,985,700
10.75% 9/15/16		2,370,000	2,832,150
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,993,050
4.375% 4/15/23		4,755,000	4,636,125
William Lyon Homes, Inc. 5.75% 4/15/19 (f)		360,000	368,100
			43,813,895
Media - 1.9%
Altice S.A. 7.75% 5/15/22 (f)		2,555,000	2,685,944
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	693,167
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,830,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		$ 5,660,000	$ 5,985,450
CCU Escrow Corp. 10% 1/15/18 (f)		3,090,000	2,950,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,680,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		2,020,000	1,999,800
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,197,725
5.5% 12/15/16		8,480,000	8,374,000
9% 12/15/19		1,265,000	1,347,225
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,356,281
6.5% 11/15/22		1,525,000	1,631,750
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,375,863
Columbus International, Inc. 7.375% 3/30/21 (f)		4,600,000	4,870,250
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,541,808
6.45% 3/15/37		2,196,000	2,800,603
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,709,572
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,944,981
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,761,491
6.35% 6/1/40		6,392,000	7,677,591
DISH DBS Corp.:
4.25% 4/1/18		985,000	1,029,325
6.75% 6/1/21		2,435,000	2,754,594
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		1,100,000	1,232,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)		4,085,000	4,667,113
MDC Partners, Inc. 6.75% 4/1/20 (f)		885,000	935,888
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,349,550
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,684,142
News America, Inc.:
6.15% 3/1/37		4,759,000	5,758,509
6.15% 2/15/41		11,572,000	14,099,927
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		$ 1,345,000	$ 1,361,813
Numericable Group SA:
4.875% 5/15/19 (f)		1,475,000	1,504,500
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,660,528
6% 5/15/22 (f)		2,550,000	2,645,625
6.25% 5/15/24 (f)		2,360,000	2,469,150
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,560,000	1,665,300
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,667,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,290,444
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,701,236
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,774,213
4.5% 9/15/42		16,108,000	15,718,799
5.5% 9/1/41		5,332,000	5,892,004
5.85% 5/1/17		3,419,000	3,859,883
5.875% 11/15/40		4,872,000	5,680,840
6.75% 7/1/18		13,763,000	16,386,861
8.25% 4/1/19		24,391,000	31,047,231
Time Warner, Inc.:
5.875% 11/15/16		368,000	410,936
6.2% 3/15/40		11,792,000	14,229,454
6.5% 11/15/36		9,243,000	11,410,696
Time, Inc. 5.75% 4/15/22 (f)		1,870,000	1,870,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,972,563
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)		785,000	804,625
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,205,747
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		725,000	799,313
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,514,023
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,259,438
			277,729,171
Multiline Retail - 0.0%
JC Penney Corp., Inc. 7.4% 4/1/37		1,850,000	1,530,875
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,201,804
			2,732,679
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		$ 1,955,000	$ 2,033,200
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		1,065,000	1,103,606
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		500,000	517,500
			3,654,306
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (f)		2,085,000	2,173,613
TOTAL CONSUMER DISCRETIONARY			420,407,943
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,319,236
2.75% 4/1/23 (f)		7,651,000	7,357,515
7.25% 3/10/15	GBP	4,000,000	7,008,527
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,654,758
			32,340,036
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,643,114
4% 12/5/23		8,525,000	8,988,555
DS Waters of America, Inc. 10% 9/1/21 (f)		890,000	987,900
ESAL GmbH 6.25% 2/5/23 (f)		5,205,000	5,172,469
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		440,000	464,200
SUPERVALU, Inc. 6.75% 6/1/21		4,820,000	4,904,350
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,699,352
			31,859,940
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,641,954
3.2% 1/25/23		5,362,000	5,233,698
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,273,250
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		2,005,000	2,030,063
JBS Investments GmbH 7.25% 4/3/24 (f)		1,020,000	1,065,523
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		1,785,000	1,927,800
8.25% 2/1/20 (f)		1,510,000	1,644,013
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - continued
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		$ 560,000	$ 554,400
Post Holdings, Inc. 6% 12/15/22 (f)(h)		520,000	524,550
			19,895,251
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		3,010,000	2,829,400
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,230,574
4% 1/31/24		6,408,000	6,607,917
4.25% 8/9/42		9,573,000	8,827,426
4.75% 5/5/21		7,000,000	7,762,958
5.375% 1/31/44		10,973,000	11,901,129
9.7% 11/10/18		7,983,000	10,558,691
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,118,100
4.75% 11/1/42		11,385,000	10,981,800
6.15% 9/15/43		4,511,000	5,200,849
6.75% 6/15/17		3,719,000	4,298,234
7.25% 6/15/37		5,056,000	6,308,169
			88,795,847
TOTAL CONSUMER STAPLES			175,720,474
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,117,100
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	11,997,726
5.35% 3/15/20 (f)		8,816,000	9,662,918
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,279,022
5% 10/1/21		7,366,000	8,017,862
6.5% 4/1/20		738,000	867,785
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		3,697,000	3,863,365
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,681,031
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,258,150
6% 10/1/22 (f)		995,000	1,004,950
Forbes Energy Services Ltd. 9% 6/15/19		2,183,000	2,253,948
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc.:
5% 3/1/21		$ 890,000	$ 874,425
5.875% 4/1/20		585,000	608,400
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	898,900
7.5% 11/1/19		4,920,000	5,166,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,258,258
Precision Drilling Corp. 6.625% 11/15/20		865,000	925,550
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,251,973
			76,987,363
Oil, Gas & Consumable Fuels - 4.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,622,950
4.875% 3/15/24		565,000	591,838
Afren PLC:
6.625% 12/9/20 (f)		580,000	589,860
10.25% 4/8/19 (Reg. S)		600,000	678,000
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,848,822
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,081,488
Chesapeake Energy Corp.:
4.875% 4/15/22		1,465,000	1,518,106
6.125% 2/15/21		2,745,000	3,084,694
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,023,885
6.125% 7/15/22		1,240,000	1,351,600
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,434,991
CONSOL Energy, Inc.:
5.875% 4/15/22 (f)		2,935,000	3,045,063
8.25% 4/1/20		1,650,000	1,794,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		680,000	712,300
7.75% 4/1/19		800,000	856,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		2,925,000	3,074,906
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,093,000
2.7% 4/1/19		1,124,000	1,138,277
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 3,639,000	$ 3,682,613
Denbury Resources, Inc. 5.5% 5/1/22		2,210,000	2,276,300
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		1,090,000	1,024,600
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,599,283
6.45% 11/3/36 (f)		13,741,000	15,711,762
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,306,505
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	4,039,452
3.9% 5/15/24 (f)		4,249,000	4,258,344
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,116,196
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	5,007,263
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,698,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,416,294
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,396,350
9.375% 5/1/20		5,020,000	5,766,725
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		1,200,000	1,449,000
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	992,750
6.875% 5/16/17 (Reg. S)		200,000	209,000
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,815,000	1,964,738
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	243,607
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	955,230
7% 5/5/20 (f)		1,385,000	1,598,013
9.125% 7/2/18 (f)		1,165,000	1,415,405
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		765,000	756,983
5.75% 4/30/43 (f)		1,565,000	1,516,094
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,586,513
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	10,927,248
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	4,787,248
6.85% 1/15/40 (f)		5,937,000	7,875,680
Naftogaz of Ukraine NJSC 9.5% 9/30/14		665,000	635,075
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,135,370
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.2% 3/10/15		$ 1,133,000	$ 1,173,581
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,160,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,200,000	1,239,000
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		590,000	614,338
7.25% 12/12/21 (f)		1,751,000	1,939,233
Pan American Energy LLC 7.875% 5/7/21 (f)		1,003,000	1,033,090
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)		3,130,000	3,309,975
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	1,017,900
Petro-Canada 6.05% 5/15/18		3,850,000	4,467,706
Petrobras Global Finance BV:
2.3665% 1/15/19 (k)		1,560,000	1,550,250
3% 1/15/19		1,920,000	1,877,760
3.25% 3/17/17		26,028,000	26,603,219
4.375% 5/20/23		20,096,000	19,201,226
4.875% 3/17/20		26,028,000	26,756,784
5.625% 5/20/43		18,504,000	16,617,591
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,128,420
3.875% 1/27/16		10,192,000	10,515,086
5.375% 1/27/21		28,981,000	30,089,581
5.75% 1/20/20		10,620,000	11,310,300
6.875% 1/20/40		1,125,000	1,181,250
7.875% 3/15/19		14,017,000	16,382,369
8.375% 12/10/18		775,000	921,281
Petroleos de Venezuela SA:
4.9% 10/28/14		3,050,000	3,010,350
6% 11/15/26 (f)		600,000	360,000
8.5% 11/2/17 (f)		7,760,000	7,139,200
9.75% 5/17/35 (f)		2,140,000	1,626,400
12.75% 2/17/22 (f)		1,275,000	1,233,563
Petroleos Mexicanos:
3.125% 1/23/19 (f)		1,776,000	1,829,280
3.5% 7/18/18		14,963,000	15,539,076
3.5% 1/30/23		11,489,000	11,173,053
4.875% 1/24/22		14,642,000	15,740,150
4.875% 1/18/24		4,601,000	4,900,065
4.875% 1/18/24 (f)		8,471,000	9,021,615
5.5% 1/21/21		12,069,000	13,487,108
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44		$ 21,979,000	$ 22,665,844
6% 3/5/20		1,008,000	1,149,624
6.375% 1/23/45 (f)		13,392,000	15,417,540
6.5% 6/2/41		22,517,000	26,322,373
6.625% (f)(g)		4,145,000	4,315,981
8% 5/3/19		290,000	357,715
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (f)		333,333	354,583
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,696,069
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,393,940
6.125% 1/15/17		6,185,000	6,962,065
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,875,000	1,980,000
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	381,500
4.3% 5/20/23 (Reg S.)		200,000	190,750
4.875% 5/3/22 (f)		845,000	846,099
5.25% 5/23/21 (f)		815,000	845,563
5.625% 5/20/43 (f)		500,000	463,750
5.625% 5/20/43 (Reg. S)		200,000	185,500
6% 5/3/42 (f)		1,095,000	1,051,200
6.5% 5/27/41 (f)		1,500,000	1,533,750
Rice Energy, Inc. 6.25% 5/1/22 (f)		3,335,000	3,364,181
Rosetta Resources, Inc. 5.875% 6/1/24		535,000	544,363
Samson Investment Co. 10.75% 2/15/20 (f)		7,605,000	7,947,225
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,578,138
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,678,946
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	369,708
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	345,579
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,908,779
2.95% 9/25/18		1,960,000	2,035,156
4.6% 6/15/21		2,694,000	2,961,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,155,000	1,091,475
5.25% 5/1/23		1,140,000	1,165,650
6.375% 8/1/22		420,000	450,450
6.875% 2/1/21		685,000	734,663
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		$ 505,000	$ 532,775
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,687,677
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,248,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,966,306
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,560,628
4.3% 3/4/24		8,588,000	8,911,141
YPF SA:
8.75% 4/4/24 (f)		1,190,000	1,236,172
8.875% 12/19/18 (f)		1,895,000	2,008,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,204,540
			625,683,804
TOTAL ENERGY			702,671,167
FINANCIALS - 13.9%
Banks - 4.8%
Banco Daycoval SA 5.75% 3/19/19 (f)		575,000	599,438
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		115,000	121,900
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)		12,355,000	12,602,100
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (f)		4,500,000	4,538,736
Bank of America Corp.:
3.3% 1/11/23		31,429,000	30,911,522
3.875% 3/22/17		25,777,000	27,576,982
4.1% 7/24/23		11,481,000	11,858,048
5.65% 5/1/18		8,780,000	9,982,816
5.75% 12/1/17		21,955,000	24,864,564
6.5% 8/1/16		9,000,000	10,018,404
Bank of America NA 5.3% 3/15/17		3,467,000	3,819,833
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,322,314
4.25% 1/12/22	GBP	4,000,000	7,325,651
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,225,150
BPCE SA 5.7% 10/22/23 (f)		3,800,000	4,108,970
CIT Group, Inc.:
3.875% 2/19/19		1,430,000	1,446,088
5.25% 3/15/18		535,000	574,456
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (f)		$ 1,915,000	$ 2,068,200
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,243,511
3.375% 3/1/23		5,193,000	5,143,049
3.953% 6/15/16		11,847,000	12,535,097
4.05% 7/30/22		5,303,000	5,416,224
4.75% 5/19/15		12,211,000	12,686,020
5.3% 5/6/44		23,654,000	24,140,019
5.5% 9/13/25		4,478,000	4,944,043
6.125% 5/15/18		3,779,000	4,369,503
Credit Suisse AG 6% 2/15/18		18,058,000	20,661,729
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,564,675
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		820,000	781,214
Development Bank of Philippines 8.375% (g)(k)		1,655,000	1,769,703
Discover Bank:
4.2% 8/8/23		7,852,000	8,265,314
7% 4/15/20		2,030,000	2,445,513
8.7% 11/18/19		2,958,000	3,763,218
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		580,000	603,200
Fifth Third Bancorp:
4.5% 6/1/18		798,000	873,566
8.25% 3/1/38		4,667,000	6,851,217
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,322,750
6.25% 4/30/19 (f)		1,475,000	1,518,070
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		1,600,000	1,704,000
7.75% 7/5/17 (Reg. S)		350,000	372,750
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,999,819
HSBC Bank PLC 5% 3/20/23 (k)	GBP	1,400,000	2,499,120
HSBC Holdings PLC:
4.25% 3/14/24		6,192,000	6,369,909
5.25% 3/14/44		4,487,000	4,735,598
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,166,341
HSBK BV:
7.25% 5/3/17 (f)		835,000	901,800
7.25% 5/3/17 (Reg. S)		250,000	270,000
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,466,348
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		$ 235,000	$ 251,450
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,506,495
2% 8/15/17		11,000,000	11,189,739
3.25% 9/23/22		18,423,000	18,418,155
4.35% 8/15/21		13,339,000	14,520,542
4.5% 1/24/22		22,046,000	24,078,200
4.95% 3/25/20		17,148,000	19,317,822
KeyBank NA:
5.45% 3/3/16		3,939,000	4,255,830
5.8% 7/1/14		9,490,000	9,529,716
6.95% 2/1/28		1,977,000	2,473,269
Magyar Export-Import Bank 5.5% 2/12/18 (f)		150,000	159,743
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,728,652
5% 1/17/17		14,669,000	15,909,163
Rabobank Nederland:
4.625% 5/23/29 (Reg. S)	GBP	2,350,000	3,927,135
6.875% 3/19/20 (Reg. S)	EUR	2,500,000	4,073,092
Regions Bank:
6.45% 6/26/37		24,618,000	29,092,322
7.5% 5/15/18		24,647,000	29,345,704
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,087,908
5.75% 6/15/15		2,005,000	2,103,305
7.75% 11/10/14		6,404,000	6,596,146
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		31,953,000	31,932,358
6% 12/19/23		15,025,000	16,102,818
6.1% 6/10/23		16,183,000	17,531,578
6.125% 12/15/22		24,107,000	26,227,379
SB Capital SA 5.5% 2/26/24 (f)(k)		585,000	564,233
Synovus Financial Corp.:
5.125% 6/15/17		365,000	382,338
7.875% 2/15/19		745,000	854,888
UniCredit SpA 5.75% 10/28/25 (Reg. S) (e)	EUR	1,500,000	2,277,591
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		540,000	581,970
Wachovia Bank NA 6% 11/15/17		2,243,000	2,580,379
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wachovia Corp. 5.75% 6/15/17		$ 2,933,000	$ 3,324,696
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,333,472
3.676% 6/15/16		4,301,000	4,550,170
4.48% 1/16/24		4,804,000	5,083,367
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		410,000	421,767
6.75% 2/8/17 (f)		1,480,000	1,595,736
Zenith Bank PLC 6.25% 4/22/19 (f)		845,000	832,325
			712,089,945
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,598,316
Bank Nederlandse Gemeenten NV 1% 3/19/19 (Reg S.)	EUR	1,550,000	2,132,291
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,012,364
2.625% 1/31/19		27,086,000	27,449,521
2.9% 7/19/18		17,494,000	18,079,857
5.25% 7/27/21		17,105,000	19,208,795
5.625% 1/15/17		3,200,000	3,536,563
5.95% 1/18/18		4,975,000	5,667,784
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,868,283
6.85% 6/15/17		4,817,000	5,489,068
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,696,908
4.875% 11/1/22		14,724,000	15,751,647
5% 11/24/25		3,189,000	3,379,591
5.45% 1/9/17		13,970,000	15,428,426
5.625% 9/23/19		12,714,000	14,628,271
5.75% 1/25/21		13,447,000	15,550,313
6.625% 4/1/18		16,118,000	18,869,536
			230,347,534
Consumer Finance - 1.2%
Ally Financial, Inc. 4.75% 9/10/18		1,250,000	1,328,125
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,650,921
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		570,000	615,600
Discover Financial Services:
3.85% 11/21/22		10,130,000	10,281,281
5.2% 4/27/22		12,545,000	13,883,451
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17		$ 10,366,000	$ 11,825,077
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,264,993
1.7% 5/9/16		19,473,000	19,765,114
2.875% 10/1/18		13,000,000	13,431,223
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,336,272
4.625% 1/7/21		5,706,000	6,363,902
5.625% 9/15/17		5,858,000	6,641,525
5.625% 5/1/18		25,000,000	28,716,425
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,654,062
1.625% 10/2/15 (f)		9,515,000	9,616,639
1.875% 8/9/16 (f)		2,974,000	3,021,947
2.125% 10/2/17 (f)		5,048,000	5,125,987
2.875% 8/9/18 (f)		5,276,000	5,453,986
SLM Corp.:
4.875% 6/17/19		2,160,000	2,214,000
5.5% 1/15/19		2,025,000	2,131,902
8% 3/25/20		950,000	1,097,250
8.45% 6/15/18		940,000	1,106,850
			185,526,532
Diversified Financial Services - 1.1%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
2.75% 5/15/17 (f)		2,005,000	2,017,531
3.75% 5/15/19 (f)		1,840,000	1,851,500
4.5% 5/15/21 (f)		1,775,000	1,788,313
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,474,728
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,975,000	2,751,875
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,411,997
4.742% 3/11/21		8,800,000	9,879,602
City of Buenos Aires 9.95% 3/1/17 (f)		1,423,000	1,458,575
Comcel Trust 6.875% 2/6/24 (f)		605,000	647,350
European Financial Stability Facility:
0.875% 4/16/18 (Reg. S)	EUR	5,320,000	7,342,549
2.625% 5/2/19 (Reg S.)	EUR	540,000	802,696
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,175,478
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.:
3.25% 5/15/18		$ 1,775,000	$ 1,801,625
4.75% 8/15/17		1,400,000	1,494,500
GTB Finance BV:
6% 11/8/18 (f)		1,225,000	1,200,500
7.5% 5/19/16 (f)		845,000	881,335
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17		1,005,000	1,016,306
4.875% 3/15/19		3,185,000	3,260,644
5.875% 2/1/22		4,075,000	4,238,000
6% 8/1/20		4,745,000	5,100,875
ILFC E-Capital Trust I 5.21% 12/21/65 (f)(k)		3,955,000	3,856,125
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(k)		3,530,000	3,485,875
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,526,276
Indo Energy Finance BV 7% 5/7/18 (f)		500,000	486,250
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,892,340
KfW:
2.125% 8/15/23	EUR	4,300,000	6,207,822
4.875% 3/15/37	GBP	2,080,000	4,273,503
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	632,938
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,226,100
Nationwide Building Society 5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,157,542
NSG Holdings II, LLC 7.75% 12/15/25 (f)		10,130,000	10,965,725
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		845,000	943,231
Porterbrook Rail Finance Ltd.:
4.625% 4/4/29	GBP	1,400,000	2,414,593
5.5% 4/20/19	GBP	1,500,000	2,779,634
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,533,658
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,220,956
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,706,433
5.15% 3/15/20		3,761,000	4,246,902
TMK Capital SA 7.75% 1/27/18		2,700,000	2,754,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (k)		4,915,000	5,131,260
			166,037,142
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,568,402
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
4.875% 9/15/16		$ 7,990,000	$ 8,681,678
4.875% 6/1/22		3,590,000	4,012,895
5.6% 10/18/16		10,702,000	11,820,017
Aon Corp.:
3.125% 5/27/16		11,274,000	11,773,427
3.5% 9/30/15		4,451,000	4,615,660
5% 9/30/20		3,854,000	4,349,432
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (k)		3,600,000	3,817,800
Assicurazioni Generali SpA 7.75% 12/12/42 (k)	EUR	2,000,000	3,421,507
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	572,342
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)		1,859,000	1,924,065
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,825,211
5.375% 3/15/17		194,000	215,372
Legal & General Group PLC 10% 7/23/41 (k)	GBP	1,000,000	2,254,355
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,998,564
6.5% 3/15/35 (f)		1,741,000	2,123,651
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,902,833
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,377,469
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,307,812
4.368% 9/15/23		9,625,000	10,385,183
4.75% 2/8/21		4,032,000	4,525,130
6.75% 6/1/16		7,610,000	8,507,052
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,834,751
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	10,653,688
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	16,054,027
6% 2/10/20 (f)		12,654,000	14,538,699
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,654,039
4.5% 11/16/21		6,390,000	7,037,582
6.2% 11/15/40		4,318,000	5,411,866
7.375% 6/15/19		3,230,000	4,018,575
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,832,534
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20		$ 8,386,000	$ 9,694,904
5.75% 8/15/42		16,937,000	19,657,048
7.125% 9/30/16		587,000	669,400
			245,036,970
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,277,903
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,435,696
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,271,731
4.2% 12/15/23		12,000,000	12,706,680
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,088,301
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,636,202
4.25% 1/15/24		9,191,000	9,652,278
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,332,535
Crown Castle International Corp. 4.875% 4/15/22		2,670,000	2,756,775
Developers Diversified Realty Corp.:
4.625% 7/15/22		8,808,000	9,469,542
4.75% 4/15/18		11,273,000	12,323,700
7.5% 4/1/17		5,574,000	6,459,201
7.875% 9/1/20		323,000	411,180
9.625% 3/15/16		3,691,000	4,241,753
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,240,539
3.875% 10/15/22		11,543,000	11,745,718
4.375% 6/15/22		7,323,000	7,734,245
5.95% 2/15/17		1,109,000	1,236,580
6.5% 1/15/18		3,795,000	4,363,248
6.75% 3/15/20		10,379,000	12,418,411
8.25% 8/15/19		75,000	94,684
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,991,889
5.375% 10/15/15		1,403,000	1,487,423
6% 9/15/17		1,212,000	1,360,398
6.25% 1/15/17		1,027,000	1,142,718
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,952,499
6.2% 1/15/17		620,000	698,403
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	$ 4,973,192
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	6,383,765
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,231,721
4.7% 9/15/17		1,538,000	1,688,419
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	685,475
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,473,261
6.25% 6/15/17		1,232,000	1,326,807
6.65% 1/15/18		867,000	950,387
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,654,241
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		285,000	305,663
6.875% 5/1/21		1,760,000	1,918,400
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)		3,875,000	3,897,587
5.875% 3/15/24		290,000	302,180
6.75% 10/15/22		345,000	373,463
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,167,776
Senior Housing Properties Trust 6.75% 4/15/20		250,000	290,639
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,899,757
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,722,050
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,682,375
			213,457,390
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19		2,390,000	2,404,689
3.85% 4/15/16		11,000,000	11,572,319
4.25% 7/15/22		5,809,000	6,007,964
6.125% 4/15/20		3,429,000	3,977,355
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,900,054
4.95% 4/15/18		9,780,000	10,668,758
5.7% 5/1/17		7,049,000	7,799,958
6% 4/1/16		2,699,000	2,924,731
7.5% 5/15/15		1,584,000	1,681,994
CBRE Group, Inc.:
5% 3/15/23		465,000	468,488
6.625% 10/15/20		285,000	302,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	$ 3,702,179
Deutsche Annington Finance BV 4.625% 4/8/74 (Reg S.) (k)	EUR	1,500,000	2,067,830
Digital Realty Trust LP:
4.5% 7/15/15		$ 4,981,000	5,139,182
5.25% 3/15/21		5,708,000	6,147,670
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,955,359
4.75% 7/15/20		7,700,000	8,621,605
5.25% 9/15/14		1,310,000	1,327,246
5.375% 8/1/16		2,768,000	3,036,266
5.75% 6/15/17		14,407,000	16,317,224
Essex Portfolio LP:
3.875% 5/1/24 (f)		8,802,000	8,981,077
5.5% 3/15/17 (f)		3,597,000	4,000,263
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	160,401
5.875% 6/15/19		150,000	162,007
6% 11/1/20		105,000	114,923
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,187,625
Hunt Companies, Inc. 9.625% 3/1/21 (f)		715,000	732,875
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,163
11.5% 7/20/20 (Reg. S)		5,000	5,475
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		610,000	654,225
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,424,428
4.125% 6/15/22		6,280,000	6,539,728
4.4% 2/15/24		13,017,000	13,691,905
4.75% 10/1/20		11,282,000	12,325,890
5.125% 3/2/15		1,405,000	1,451,483
5.5% 12/15/16		1,891,000	2,073,954
6.625% 10/1/17		4,835,000	5,554,801
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,352,583
3.15% 5/15/23		14,735,000	13,463,281
4.5% 4/18/22		4,072,000	4,117,334
5.8% 1/15/16		10,000,000	10,702,180
7.75% 8/15/19		700,000	837,666
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
4.3% 10/15/23		$ 2,224,000	$ 2,313,636
6.05% 9/1/16 (f)		2,000,000	2,200,078
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,505,352
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,913,843
5.7% 4/15/17 (f)		4,546,000	4,926,368
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		1,335,000	1,338,338
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,700,113
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,792,364
5.875% 6/15/17		2,874,000	3,240,975
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,925,582
6.125% 6/1/20		14,318,000	16,885,003
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,750,182
3.75% 5/1/24		20,000,000	20,172,260
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,157,250
4% 4/30/19		3,747,000	4,032,087
4.25% 3/1/22		300,000	319,327
			325,794,996
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,331,229
Ocwen Financial Corp. 6.625% 5/15/19 (f)		1,900,000	1,923,750
Wrightwood Capital LLC 1.9% 4/20/20 (c)		5,470	10,119
			9,265,098
TOTAL FINANCIALS			2,087,555,607
HEALTH CARE - 1.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,859,518
2.2% 5/22/19		14,136,000	14,136,707
			28,996,225
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 435,000	$ 464,363
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	966,625
8.75% 3/15/18		1,590,000	1,709,250
9.875% 4/15/18		1,180,000	1,271,450
			4,411,688
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,639,036
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,218,138
5.125% 8/1/21 (f)		635,000	644,525
6.875% 2/1/22 (f)		1,275,000	1,341,938
8% 11/15/19		4,755,000	5,218,613
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,970,880
6.3% 8/15/14		3,618,000	3,660,276
Emergency Medical Services Corp. 8.125% 6/1/19		2,992,000	3,179,000
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,371,292
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,670,000	1,822,388
HCA Holdings, Inc.:
3.75% 3/15/19		2,160,000	2,197,800
5% 3/15/24		2,970,000	3,014,550
8% 10/1/18		2,460,000	2,933,550
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,935,880
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,206,762
4.125% 9/15/20		7,486,000	8,053,888
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		450,000	466,875
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	512,500
5.5% 2/1/21		5,070,000	5,323,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		785,000	800,700
6% 10/1/20		860,000	924,500
6.25% 11/1/18		825,000	909,563
8.125% 4/1/22		6,715,000	7,638,313
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,333,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23		$ 16,114,000	$ 15,808,462
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,416,380
			113,543,119
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,117,054
2.4% 2/1/19		1,959,000	1,983,260
4.15% 2/1/24		3,010,000	3,168,151
			8,268,465
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,623,124
2.9% 11/6/22		13,855,000	13,627,321
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		1,265,000	1,309,275
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,646,249
Perrigo Co. PLC:
1.3% 11/8/16 (f)		2,954,000	2,955,007
2.3% 11/8/18 (f)		3,161,000	3,171,738
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		2,555,000	2,759,400
6.875% 12/1/18 (f)		1,710,000	1,799,775
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,809,084
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,013,492
3.25% 2/1/23		4,892,000	4,832,440
			54,546,905
TOTAL HEALTH CARE			209,766,402
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	572,000
6.375% 6/1/19 (f)		8,071,000	9,362,053
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,374,589
DigitalGlobe, Inc. 5.25% 2/1/21		6,490,000	6,376,425
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,552,650
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.: - continued
6% 7/15/22 (f)(h)		$ 885,000	$ 891,638
6.5% 7/15/24 (f)(h)		870,000	883,050
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,034,800
5.25% 6/1/22 (f)(h)		375,000	377,813
			28,425,018
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (f)		1,465,000	1,521,110
7.75% 4/15/21 (f)		1,440,000	1,485,000
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (f)		228,117	236,101
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		277,924	320,308
6.125% 4/29/18 (f)		240,000	255,600
6.648% 3/15/19		1,569,862	1,699,376
6.9% 7/2/19		610,809	661,201
9.25% 5/10/17		1,685,988	1,892,521
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,622,944
6.75% 5/23/17		1,515,000	1,624,838
8.954% 8/10/14		1,375,970	1,396,610
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		531,951	601,104
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,554,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,736,475
Series 2013-1 Class B, 5.375% 5/15/23		335,000	343,375
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,543,794
8.36% 1/20/19		1,117,929	1,263,260
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		711,598	779,200
12% 1/15/16 (f)		383,708	433,590
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,710,500
6% 7/15/26		1,720,000	1,694,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 1,725,000	$ 1,677,563
6.375% 6/1/18		140,000	150,850
			27,203,520
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,192,400
6.875% 8/15/18 (f)		3,055,000	3,179,109
HD Supply, Inc. 7.5% 7/15/20		3,775,000	4,095,875
Masco Corp. 5.95% 3/15/22		740,000	813,075
			10,280,459
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,940,300
ADT Corp.:
2.25% 7/15/17		740,000	732,600
4.125% 4/15/19		2,140,000	2,155,836
4.125% 6/15/23		735,000	687,225
6.25% 10/15/21		2,065,000	2,173,413
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,741,250
8.75% 12/1/20		4,405,000	4,493,100
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		4,560,000	4,833,600
Garda World Security Corp.:
7.25% 11/15/21 (f)		1,270,000	1,335,088
7.25% 11/15/21 (f)		400,000	420,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,300,000	3,498,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		770,000	819,088
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,344,000
7% 2/15/22		660,000	722,700
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,425,514
Tervita Corp. 10.875% 2/15/18 (f)		400,000	393,080
			36,715,294
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (f)		595,000	630,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,207,938
Odebrecht Finance Ltd. 7.5% (f)(g)		2,880,000	2,995,200
			4,833,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,059,970
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,433,800
Schaeffler Finance BV 4.25% 5/15/21 (f)		1,345,000	1,341,638
			2,775,438
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		2,305,000	2,414,488
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		4,275,000	4,355,156
8.125% 2/15/19		890,000	923,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	897,698
			8,590,717
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,421,338
Road & Rail - 0.1%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,807,849
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,544,400
6.25% 10/15/22		2,105,000	2,249,719
JSC Georgian Railway 7.75% 7/11/22 (f)		850,000	958,800
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	371,316
Shortline PLC 9.5% 5/21/18 (f)		200,000	164,500
			7,096,584
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		715,000	734,663
5.125% 3/15/21		1,575,000	1,602,563
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		1,410,000	1,575,675
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,905,200
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,420,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18		$ 1,020,000	$ 1,048,050
4.625% 4/15/21		955,000	971,713
5.875% 8/15/22		1,575,000	1,681,313
6.25% 5/15/19		1,640,000	1,822,450
			15,660,852
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,769,580	1,796,124
10.75% 12/1/20 (Reg. S)		99,180	100,668
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,909,709
			4,806,501
TOTAL INDUSTRIALS			169,869,529
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		630,000	647,325
6.75% 11/15/20 (f)		3,575,000	3,798,438
8.875% 1/1/20 (f)		1,970,000	2,216,250
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		995,000	1,039,775
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,524,000
Lucent Technologies, Inc.:
6.45% 3/15/29		4,290,000	4,193,475
6.5% 1/15/28		1,547,000	1,508,325
			14,927,588
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,357,031
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,259,030
6.55% 10/1/17		1,383,000	1,605,450
			8,221,511
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,665,000	3,898,644
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		$ 2,670,000	$ 2,489,775
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,524,900
			7,913,319
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,408,000
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		925,000	920,375
First Data Corp.:
7.375% 6/15/19 (f)		700,000	750,750
8.25% 1/15/21 (f)		2,300,000	2,495,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,496,588
10.25% 7/15/19 (f)		180,000	202,050
13.375% 10/15/19		1,420,000	1,654,300
Xerox Corp. 4.25% 2/15/15		368,000	377,606
			13,305,169
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6.75% 3/1/19 (f)		1,910,000	2,015,050
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,109,150
Micron Technology, Inc. 5.875% 2/15/22 (f)		670,000	715,225
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)		2,940,000	2,954,700
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,929,938
			11,724,063
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (f)		1,400,000	1,508,500
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,600,000	3,789,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(k)		1,405,000	1,390,950
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		415,000	423,300
Nuance Communications, Inc. 5.375% 8/15/20 (f)		5,915,000	6,018,513
			13,130,263
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
3.75% 11/15/18 (f)		$ 2,245,000	$ 2,312,350
4.75% 1/1/25 (f)		1,390,000	1,381,313
			3,693,663
TOTAL INFORMATION TECHNOLOGY			72,915,576
MATERIALS - 1.2%
Chemicals - 0.3%
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,170,000	1,260,675
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,055,000	1,126,213
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,302,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,732,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		10,000	10,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,796,531
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,622,581
4.25% 11/15/20		5,898,000	6,385,128
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		9,920,000	10,577,200
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,526,313
			41,339,266
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (f)		1,220,000	1,252,025
CRH America, Inc. 6% 9/30/16		2,286,000	2,542,414
Headwaters, Inc.:
7.25% 1/15/19 (f)		520,000	551,200
7.625% 4/1/19		1,235,000	1,327,625
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	841,350
U.S. Concrete, Inc. 8.5% 12/1/18 (f)		670,000	725,275
			7,239,889
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,845,125
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)		515,000	533,025
6.75% 1/31/21 (f)		595,000	620,288
7% 11/15/20 (f)		1,082,647	1,125,953
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		$ 1,085,000	$ 1,102,631
6% 6/15/17 (f)		1,435,000	1,463,700
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(k)		1,282,867	1,330,520
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,632,450
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		1,925,000	2,021,250
7.75% 7/15/17 (f)		1,240,000	1,382,600
			19,057,542
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		1,700,000	1,878,500
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	11,819,407
4.25% 7/17/42 (f)		2,453,000	2,230,763
4.5% 8/13/23 (f)		4,036,000	4,305,702
5.625% 10/18/43 (f)		10,486,000	11,535,418
EVRAZ Group SA:
6.5% 4/22/20 (f)		555,000	511,988
8.25% 11/10/15 (f)		2,460,000	2,539,950
9.5% 4/24/18 (Reg. S)		850,000	908,565
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,100,000	1,078,000
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,255,000	1,142,050
4.875% 10/7/20 (Reg. S)		200,000	182,000
Imperial Metals Corp. 7% 3/15/19 (f)		180,000	184,589
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,730,000	3,823,250
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	177,540
10.25% 5/20/15 (f)		2,750,000	2,660,625
10.25% 5/20/15 (Reg. S)		100,000	96,750
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,210,000	2,408,900
9.5% 12/5/20 (f)		1,935,000	2,167,200
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,986,975
Nord Gold NV 6.375% 5/7/18 (f)		2,080,000	2,033,200
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,050,000	1,987,988
5.625% 4/29/20 (Reg. S)		200,000	193,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		$ 12,175,000	$ 12,349,017
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	993,219
11.25% 10/15/18		3,100,000	3,472,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		1,600,000	1,616,000
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,097,151
7.5% 7/27/35		910,000	1,059,783
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,917,763
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,325,992
6.25% 1/11/16		5,000,000	5,415,000
6.25% 1/23/17		5,581,000	6,259,929
			106,359,164
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
TOTAL MATERIALS			173,995,861
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,967,575
7.875% 12/15/19 (f)		2,860,000	3,122,622
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	783,811
9.875% 12/15/20 (f)		6,135,000	7,053,716
AT&T, Inc.:
5.35% 9/1/40		4,006,000	4,374,187
6.3% 1/15/38		16,665,000	20,188,431
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	52,499
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,057,050
6% 4/1/17		2,432,000	2,681,280
6.15% 9/15/19		6,992,000	7,621,280
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,269,994
7.995% 6/1/36		4,717,000	5,147,667
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		2,590,000	2,797,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		$ 705,000	$ 764,925
7.375% 7/29/20		200,000	217,000
Level 3 Financing, Inc. 3.8229% 1/15/18 (f)(k)		3,170,000	3,217,550
Sprint Capital Corp.:
6.875% 11/15/28		705,000	722,625
8.75% 3/15/32		2,120,000	2,453,900
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,841,788
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		740,000	784,400
6.75% 12/13/22 (Reg. S)		200,000	212,000
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,659,317
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,751,444
6.375% 9/1/23		865,000	925,550
Verizon Communications, Inc.:
2.5% 9/15/16		12,898,000	13,352,564
4.5% 9/15/20		36,000,000	39,765,420
6.25% 4/1/37		2,348,000	2,819,028
6.4% 9/15/33		10,915,000	13,401,415
6.55% 9/15/43		98,171,000	124,402,978
Wind Acquisition Finance SA:
7% 4/23/21 (Reg S.)	EUR	1,900,000	2,706,534
7.375% 4/23/21 (f)		2,295,000	2,375,325
			280,491,075
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,461,460
3.125% 7/16/22		9,218,000	9,095,198
3.625% 3/30/15		731,000	747,301
Digicel Group Ltd.:
6% 4/15/21 (f)		2,480,000	2,529,600
7.125% 4/1/22 (f)		1,885,000	1,941,550
8.25% 9/1/17 (f)		5,760,000	5,961,600
8.25% 9/30/20 (f)		3,285,000	3,539,588
Inmarsat Finance PLC 4.875% 5/15/22 (f)(h)		1,475,000	1,489,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,480,000	2,928,880
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,726,350
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		4,935,000	5,181,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,609,300
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		701,000	736,926
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		4,280,000	4,424,450
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,380,000	3,599,700
			64,973,403
TOTAL TELECOMMUNICATION SERVICES			345,464,478
UTILITIES - 2.9%
Electric Utilities - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)		2,745,000	2,911,402
AmerenUE 6.4% 6/15/17		2,491,000	2,843,661
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,244,137
2.95% 12/15/22		4,935,000	4,809,893
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,201,500
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,787,870
Dayton Power & Light Co. 1.875% 9/15/16 (f)		3,740,000	3,812,376
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,589,419
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,300,662
6.4% 9/15/20 (f)		16,661,000	19,704,115
Edison International 3.75% 9/15/17		6,674,000	7,142,702
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		975,000	750,750
Enel SpA 5% 1/15/75 (k)	EUR	900,000	1,278,975
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,537,215
4.25% 3/15/23		18,243,000	18,040,229
7.375% 11/15/31		13,076,000	15,373,806
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,355,929
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,483,079
3.75% 11/15/20		1,450,000	1,538,740
Majapahit Holding BV 7.75% 1/20/20 (f)		460,000	538,798
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,226,427
Nevada Power Co. 6.5% 5/15/18		790,000	932,546
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18		$ 3,325,000	$ 3,275,201
2.8% 5/1/23		15,104,000	14,521,318
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,160,597
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	841,500
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,201,971
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,193,267
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,259,654
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	4,074,370
			202,932,109
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,590,000	1,729,443
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	498,527
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,905,555
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,707,581
			8,841,106
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,842,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		6,000,000	6,435,000
Listrindo Capital BV 6.95% 2/21/19 (f)		400,000	428,000
NRG Energy, Inc.:
6.25% 7/15/22 (f)		2,150,000	2,279,000
6.25% 5/1/24 (f)		2,665,000	2,758,275
7.625% 1/15/18		320,000	365,200
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	975,000
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,899,220
The AES Corp.:
3.2411% 6/1/19 (k)		1,185,000	1,195,369
4.875% 5/15/23		2,700,000	2,646,000
7.375% 7/1/21		2,975,000	3,421,250
			27,244,814
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,604,483
Dominion Resources, Inc.:
2.5336% 9/30/66 (k)		28,856,000	26,651,402
7.5% 6/30/66 (k)		10,345,000	11,211,394
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		$ 15,809,000	$ 15,765,288
2% 11/15/18		12,172,000	12,229,391
6.5% 9/15/37		7,097,000	9,162,795
National Grid PLC 6.3% 8/1/16		1,589,000	1,764,942
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,322,467
5.25% 9/15/17		2,156,000	2,406,053
5.25% 2/15/43		12,739,000	13,651,533
5.4% 7/15/14		1,680,000	1,689,460
5.45% 9/15/20		11,473,000	13,092,575
5.8% 2/1/42		6,336,000	7,224,098
5.95% 6/15/41		11,832,000	13,735,118
6.4% 3/15/18		3,084,000	3,563,559
6.8% 1/15/19		6,774,000	8,094,767
PG&E Corp. 2.4% 3/1/19		1,683,000	1,704,211
Puget Energy, Inc. 6% 9/1/21		1,467,000	1,735,003
Sempra Energy:
2.3% 4/1/17		14,116,000	14,511,855
2.875% 10/1/22		5,760,000	5,651,608
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,900,688
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,995,100
			179,667,790
Water Utilities - 0.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	3,700,000	6,213,674
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (k)	GBP	3,500,000	6,378,558
			12,592,232
TOTAL UTILITIES			431,278,051
TOTAL NONCONVERTIBLE BONDS (Cost $4,490,014,401)			4,789,645,088
U.S. Treasury Obligations - 29.5%

U.S. Treasury Bonds:
3.625% 8/15/43 (j)		93,782,000	99,320,952
3.625% 2/15/44		202,018,000	213,823,528
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes:
0.375% 4/30/16		$ 9,600,000	$ 9,605,626
0.625% 8/15/16 (i)		9,000,000	9,033,048
0.75% 2/28/18		178,380,000	175,913,361
0.875% 4/30/17		203,188,000	203,807,114
0.875% 5/15/17		300,000,000	300,867,300
0.875% 1/31/18		192,574,000	191,069,612
0.875% 7/31/19		5,000	4,819
1% 5/31/18		123,485,000	122,433,402
1.25% 10/31/18		786,376,000	782,444,042
1.375% 7/31/18		302,602,000	303,831,169
1.375% 9/30/18		203,561,000	203,878,962
1.5% 12/31/18		62,525,000	62,754,592
1.5% 1/31/19		321,637,000	322,416,005
1.5% 5/31/19		105,290,000	105,092,581
1.625% 4/30/19		417,843,000	419,932,215
2% 2/15/23		19,858,000	19,325,865
2.25% 3/31/21		306,915,000	311,326,903
2.25% 4/30/21		167,085,000	169,356,353
2.75% 2/15/24		380,580,000	390,481,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,381,844,762)			4,416,718,618
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.7%
2.057% 10/1/33 (k)		537,482	561,964
2.303% 6/1/36 (k)		123,142	130,416
2.412% 2/1/36 (k)		550,849	588,203
2.5% 2/1/43 to 7/1/43		1,983,515	1,885,668
2.57% 12/1/35 (k)		390,880	417,386
2.643% 7/1/37 (k)		221,985	237,039
3% 10/1/42 to 10/1/43		41,778,190	41,381,169
3.5% 7/1/42 to 8/1/43		196,821,803	201,651,714
3.5% 6/1/44 (h)		15,000,000	15,447,471
3.5% 6/1/44		5,900,000	6,076,005
3.5% 6/1/44		6,200,000	6,384,955
4% 9/1/40 to 1/1/44		22,854,205	24,325,002
4% 6/1/44 (h)		10,400,000	11,015,062
4% 6/1/44 (h)		5,800,000	6,143,015
4% 6/1/44 (h)		2,600,000	2,753,766
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4% 6/1/44		$ 4,400,000	$ 4,660,219
4% 6/1/44		7,400,000	7,837,640
4.5% 11/1/40 to 5/1/44		14,222,889	15,394,370
4.5% 6/1/44		9,300,000	10,052,198
4.5% 6/1/44		5,900,000	6,377,201
5% 10/1/21 to 4/1/42		9,269,288	10,174,093
5% 6/1/44		4,400,000	4,860,923
5.5% 3/1/18 to 3/1/39		5,605,948	6,116,958
6% 4/1/21 to 2/1/38		5,661,250	6,406,488
6.5% 7/1/32 to 8/1/36		8,038,334	9,298,772
TOTAL FANNIE MAE			400,177,697
Freddie Mac - 0.2%
3.065% 10/1/35 (k)		166,057	177,317
3.5% 1/1/26 to 6/1/43		17,163,731	17,622,469
4% 3/1/42 to 4/1/42		3,761,814	4,001,224
4.5% 7/1/25		1,029,037	1,110,636
5% 4/1/38 to 6/1/40		3,028,393	3,364,680
5.5% 11/1/17		501,251	530,008
6% 7/1/37 to 8/1/37		1,526,580	1,719,587
TOTAL FREDDIE MAC			28,525,921
Ginnie Mae - 0.1%
4% 5/20/33 to 2/20/41		7,813,273	8,361,152
4% 6/1/44 (h)		4,600,000	4,910,859
4.5% 8/15/39		158,306	173,522
5% 2/15/39 to 5/15/39		1,943,813	2,138,863
5.5% 6/15/35		2,090,020	2,373,599
TOTAL GINNIE MAE			17,957,995
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $444,470,074)			446,661,613
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (k)		664,344	583,378
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (k)		339,116	313,655
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.6511% 6/15/32 (f)(k)		$ 3,747,016	$ 2,117,064
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,922,279
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,740,776
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (k)		58,596	52,849
Series 2004-R2 Class M3, 0.9773% 4/25/34 (k)		89,819	58,926
Series 2005-R2 Class M1, 0.6% 4/25/35 (k)		768,366	761,841
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (k)		47,932	45,226
Series 2004-W11 Class M2, 1.2% 11/25/34 (k)		561,149	508,065
Series 2004-W7 Class M1, 0.9773% 5/25/34 (k)		1,542,998	1,419,892
Series 2006-W4 Class A2C, 0.31% 5/25/36 (k)		1,202,540	425,150
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (k)		1,944,809	1,805,503
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (k)		28,761	237
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,638,575
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		17,057	17,057
Class B, 5.267% 6/25/35 (f)		1,000,000	1,012,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (f)(k)		42,441	41,486
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (k)		1,802,588	1,105,962
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (f)(k)		224,992	218,242
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		1,536,759	1,541,449
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,428
Series 2013-2A Class A, 1.75% 11/15/17 (f)		8,572,757	8,607,874
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (k)		3,192	1,727
Series 2004-3 Class M4, 1.6073% 4/25/34 (k)		82,682	60,340
Series 2004-4 Class M2, 0.9473% 6/25/34 (k)		317,816	313,307
Series 2004-7 Class AF5, 5.868% 1/25/35 (o)		3,983,640	4,178,002
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		99,548	99,996
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		464,894	452,944
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (k)		$ 38,916	$ 36,206
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (k)		290,872	234,606
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (k)		15,136	13,950
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,191,369
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (k)		948,695	786,357
Class M4, 1.17% 1/25/35 (k)		347,133	194,380
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (f)(k)		2,348,462	2,003,557
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (f)(k)		55,309	53,379
Series 2006-2A:
Class A, 0.3311% 11/15/34 (f)(k)		1,292,991	1,215,728
Class B, 0.4311% 11/15/34 (f)(k)		467,067	429,852
Class C, 0.5311% 11/15/34 (f)(k)		776,247	678,138
Class D, 0.9011% 11/15/34 (f)(k)		294,766	251,715
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	16,550
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7% 9/25/46 (f)(k)		574,289	576,443
Class E, 1.8% 9/25/46 (f)(k)		250,000	216,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (k)		317,260	301,752
Series 2003-3 Class M1, 1.44% 8/25/33 (k)		515,552	483,948
Series 2003-5 Class A2, 0.85% 12/25/33 (k)		32,929	30,599
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (k)		1,522,035	824,313
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (k)		204,000	13,206
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		18,725,641	19,246,214
Class AV4, 0.2823% 11/25/36 (k)		1,167,513	1,152,849
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (k)		281,891	279,082
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (k)		3,243,000	525,979
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.31% 11/25/36 (k)		4,921,815	2,230,257
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.58% 5/25/46 (f)(k)		$ 250,000	$ 225,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (k)		474,042	3,688
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (k)		132,190	112,958
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (k)		499,279	428,404
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (k)		752,359	691,312
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (k)		2,128,217	2,015,973
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.41% 2/25/47 (f)(k)		894,218	879,634
Class A2, 0.44% 2/25/47 (f)(k)		1,305,000	1,231,515
Class H, 1.62% 2/25/47 (f)(k)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (k)		57,368	54,688
Series 2004-NC6 Class M3, 2.325% 7/25/34 (k)		18,693	14,626
Series 2004-NC8 Class M6, 2.025% 9/25/34 (k)		22,123	14,590
Series 2005-NC1 Class M1, 0.81% 1/25/35 (k)		399,800	368,358
Series 2005-NC2 Class B1, 1.905% 3/25/35 (k)		243,844	14,632
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9044% 8/28/38 (f)(k)		31,632	31,632
Class C1B, 7.696% 8/28/38 (f)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (k)		1,426,957	1,190,103
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (k)		532,896	479,260
Class M4, 1.6% 9/25/34 (k)		683,353	436,437
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (k)		1,475,804	1,207,745
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1% 9/25/46 (f)(k)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (k)		5,108	4,841
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (k)		980,142	864,191
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (k)		975,022	870,750
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (k)		49,671	35,194
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (k)		28,819	27,064
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (f)(k)		2,683,017	737,830
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (f)(k)		$ 400,000	$ 280,000
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (f)(k)		847,484	843,247
Class A2B, 0.5429% 9/25/26 (f)(k)		41,021	41,021
Class B, 0.5929% 9/25/26 (f)(k)		640,000	628,480
Class C, 0.7629% 9/25/26 (f)(k)		740,000	722,980
Class D, 0.8629% 9/25/26 (f)(k)		350,000	332,675
Class E, 0.9629% 9/25/26 (f)(k)		250,000	235,750
Class F, 1.3829% 9/25/26 (f)(k)		549,000	509,198
Class G, 1.5829% 9/25/26 (f)(k)		336,000	310,128
Class H, 1.8829% 9/25/26 (f)(k)		250,000	230,125
Class K, 3.4829% 9/25/26 (f)(k)		250,000	225,250
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (f)(k)		1,789,540	1,780,592
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.547% 11/21/40 (f)(k)		287,517	267,391
Class D, 1.077% 11/21/40 (f)(k)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $139,278,163)			150,601,792
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (k)		1,374,448	1,372,433
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		29,736	25,122
Series 2003-35 Class B, 4.6383% 9/25/18 (k)		36,970	1,583
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.438% 6/25/33 (k)		139,475	7,655
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (k)		801,174	800,832
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5329% 12/25/46 (f)(k)		910,000	1,015,769
Series 2010-K7 Class B, 5.6179% 4/25/20 (f)(k)		1,000,000	1,125,788
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		28,038	9,549
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (k)		205,017	201,019
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (f)(k)		$ 10,190,977	$ 10,088,049
Class C2, 1.3493% 12/20/54 (f)(k)		6,523,000	6,396,454
Series 2006-2:
Class A4, 0.2293% 12/20/54 (k)		3,040,859	3,010,146
Class C1, 1.0893% 12/20/54 (k)		21,543,000	20,922,562
Series 2006-3:
Class A3, 0.2293% 12/20/54 (k)		1,464,132	1,450,076
Class A7, 0.3493% 12/20/54 (k)		1,591,618	1,577,135
Class C2, 1.1493% 12/20/54 (k)		1,124,000	1,095,563
Series 2006-4:
Class A4, 0.2493% 12/20/54 (k)		4,668,073	4,622,326
Class B1, 0.3293% 12/20/54 (k)		4,521,000	4,371,355
Class C1, 0.9093% 12/20/54 (k)		2,767,000	2,654,106
Class M1, 0.4893% 12/20/54 (k)		1,190,000	1,142,519
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (k)		2,234,000	2,119,172
Class 1M1, 0.4493% 12/20/54 (k)		1,493,000	1,437,908
Class 2A1, 0.2893% 12/20/54 (k)		3,662,746	3,628,316
Class 2C1, 1.0093% 12/20/54 (k)		1,015,000	980,186
Class 2M1, 0.6493% 12/20/54 (k)		1,917,000	1,843,962
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (k)		2,654,000	2,562,968
Class 3A1, 0.331% 12/17/54 (k)		653,058	647,377
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (k)		430,241	443,808
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9621% 3/25/37 (k)		1,562,123	1,505,514
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (k)		1,560,112	1,321,532
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (k)		1,734,498	1,424,781
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (k)		4,325,741	3,961,297
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		192,347	202,249
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (k)		1,395,288	1,327,771
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (f)(k)		574,998	528,748
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0004% 7/10/35 (f)(k)		$ 128,204	$ 119,311
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (k)		27,851	26,843
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (k)		211,656	211,705
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6154% 3/25/35 (k)		2,347,030	1,746,151
TOTAL PRIVATE SPONSOR			87,929,640
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		74,928	78,605
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,742,276)			88,008,245
Commercial Mortgage Securities - 6.0%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (p)		160,756	159,324
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	207,719
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	126,785
Series 1997-D5 Class PS1, 1.5489% 2/14/43 (k)(m)		645,718	15,656
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (f)(k)		1,500,000	1,436,400
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (k)		530,000	547,479
Series 2006-2 Class AAB, 5.901% 5/10/45 (k)		679,332	693,168
Series 2006-3 Class A4, 5.889% 7/10/44		5,688,088	6,158,908
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,092,087
Series 2006-5 Class A2, 5.317% 9/10/47		4,296,320	4,317,566
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,899,964
Series 2006-4 Class A1A, 5.617% 7/10/46 (k)		26,958,321	29,385,864
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	186,870
Series 2004-5 Class G, 5.7541% 11/10/41 (f)(k)		195,000	194,951
Series 2005-1 Class CJ, 5.4656% 11/10/42 (k)		550,000	566,553
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,028,181
Series 2005-5 Class D, 5.3933% 10/10/45 (k)		1,180,000	1,197,260
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2005-6 Class AJ, 5.3498% 9/10/47 (k)		$ 300,000	$ 316,110
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	121,393
Series 2007-3:
Class A3, 5.7155% 6/10/49 (k)		3,018,919	3,016,754
Class A4, 5.7155% 6/10/49 (k)		3,965,000	4,366,286
Series 2008-1 Class D, 6.4612% 2/10/51 (f)(k)		125,000	107,174
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,182,602
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1511% 3/15/22 (f)(k)		77,611	68,298
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6511% 8/15/17 (f)(k)		480,000	485,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (f)(k)		42,424	38,212
Series 2005-4A:
Class A2, 0.54% 1/25/36 (f)(k)		945,702	859,268
Class B1, 1.55% 1/25/36 (f)(k)		78,060	15,152
Class M1, 0.6% 1/25/36 (f)(k)		305,065	169,172
Class M2, 0.62% 1/25/36 (f)(k)		91,520	47,921
Class M3, 0.65% 1/25/36 (f)(k)		133,657	68,389
Class M4, 0.76% 1/25/36 (f)(k)		73,920	35,680
Class M5, 0.8% 1/25/36 (f)(k)		73,920	25,865
Class M6, 0.85% 1/25/36 (f)(k)		78,511	21,753
Series 2006-3A Class M4, 0.58% 10/25/36 (f)(k)		60,911	7,528
Series 2007-1 Class A2, 0.42% 3/25/37 (f)(k)		657,028	459,034
Series 2007-2A:
Class A1, 0.42% 7/25/37 (f)(k)		670,776	555,321
Class A2, 0.47% 7/25/37 (f)(k)		626,749	457,048
Class M1, 0.52% 7/25/37 (f)(k)		220,079	71,940
Class M2, 0.56% 7/25/37 (f)(k)		120,260	20,506
Class M3, 0.64% 7/25/37 (f)(k)		121,937	12,461
Class M4, 0.8% 7/25/37 (f)(k)		61,919	1,911
Series 2007-3:
Class A2, 0.44% 7/25/37 (f)(k)		588,173	423,852
Class M1, 0.46% 7/25/37 (f)(k)		127,746	82,048
Class M2, 0.49% 7/25/37 (f)(k)		136,920	78,100
Class M3, 0.52% 7/25/37 (f)(k)		215,753	92,713
Class M4, 0.65% 7/25/37 (f)(k)		338,763	83,605
Class M5, 0.75% 7/25/37 (f)(k)		175,716	39,452
Class M6, 0.95% 7/25/37 (f)(k)		15,805	109
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (f)(k)		$ 261,165	$ 28,700
Class M2, 1.2043% 9/25/37 (f)(k)		260,389	12,929
Series 2006-3A, Class IO, 0% 10/25/36 (f)(k)(m)		6,343,377	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)		6,171,777	318,333
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6069% 3/11/39 (k)		450,000	465,665
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (f)(k)		201,637	201,637
Class J, 0.8511% 3/15/22 (f)(k)		655,330	636,465
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	656,097
Series 2006-T22 Class AJ, 5.761% 4/12/38 (k)		400,000	428,329
Series 2007-PW16 Class A4, 5.8964% 6/11/40 (k)		1,112,000	1,242,271
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		142,368	141,288
Series 2006-T22:
Class A4, 5.761% 4/12/38 (k)		231,318	246,887
Class B, 5.761% 4/12/38 (f)(k)		200,000	211,933
Series 2007-BBA8:
Class K, 1.3511% 3/15/22 (f)(k)		120,000	114,000
Class L, 2.0511% 3/15/22 (f)(k)		253,498	211,671
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (f)(k)(m)		96,524,546	560,132
Series 2007-T28 Class X2, 0.304% 9/11/42 (f)(k)(m)		59,259,889	153,365
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		597,433	651,321
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9011% 8/15/26 (f)(k)		700,000	700,803
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (f)(k)		485,200	467,897
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (f)(k)(m)		4,033,158	39,352
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7444% 12/15/47 (f)(k)		750,000	866,093
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	740,578
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	380,147
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2773% 9/10/46 (f)(k)		1,010,000	978,346
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		$ 1,535,685	$ 1,564,639
Class A4, 5.322% 12/11/49		31,258,000	34,138,237
Series 2005-CD1 Class AJ, 5.4024% 7/15/44 (k)		500,000	524,522
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(k)	CAD	138,000	116,631
Class G, 5.01% 5/15/44 (f)(k)	CAD	30,000	24,216
Class H, 5.01% 5/15/44 (f)(k)	CAD	20,000	14,371
Class J, 5.01% 5/15/44 (f)(k)	CAD	20,000	13,755
Class K, 5.01% 5/15/44 (f)(k)	CAD	10,000	6,045
Class L, 5.01% 5/15/44 (f)(k)	CAD	36,000	20,010
Class M, 5.01% 5/15/44 (f)(k)	CAD	165,000	84,474
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	2,031,455
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		810,000	625,821
Series 2012-CR5 Class D, 4.4797% 12/10/45 (f)(k)		740,000	734,730
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(k)		270,000	281,505
Class D, 4.958% 8/10/46 (f)(k)		790,000	751,211
Series 2013-CR12 Class D, 5.2555% 10/10/46 (f)(k)		839,000	815,046
Series 2013-CR9 Class D, 4.4025% 7/10/45 (f)(k)		454,000	414,144
Series 2013-LC6 Class D, 4.4323% 1/10/46 (f)(k)		948,000	883,892
Series 2014-CR15 Class D, 4.9214% 2/10/47 (f)(k)		258,000	247,606
Series 2014-CR17 Class D, 4.959% 5/10/47 (f)(k)		567,000	532,427
Series 2014-UBS2 Class D, 5.183% 3/10/47 (f)(k)		731,000	698,768
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (f)(k)		126,140	126,140
Series 2006-FL12:
Class AJ, 0.2811% 12/15/20 (f)(k)		927,582	924,096
Class B, 0.3211% 12/15/20 (f)(k)		506,653	504,714
sequential payer Series 2006-C7 Class A1A, 5.9336% 6/10/46 (k)		3,354,797	3,626,294
Series 2001-J2A Class F, 7.38% 7/16/34 (f)(k)		199,000	226,108
Series 2004-LB4A Class A5, 4.84% 10/15/37		15,641,395	15,732,975
Series 2005-LP5 Class F, 5.4613% 5/10/43 (f)(k)		1,290,000	1,325,282
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		2,073,593	2,012,385
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	325,751
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4356% 6/10/44 (k)		$ 905,000	$ 924,462
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,313,191
Series 2012-CR1:
Class C, 5.5465% 5/15/45 (k)		850,000	936,993
Class D, 5.5465% 5/15/45 (f)(k)		1,510,000	1,541,465
Series 2012-CR2:
Class E, 5.0196% 8/15/45 (f)(k)		1,727,000	1,700,817
Class F, 4.25% 8/15/45 (f)		1,260,000	1,079,553
Series 2012-LC4:
Class C, 5.8229% 12/10/44 (k)		260,000	291,263
Class D, 5.8229% 12/10/44 (f)(k)		870,000	904,735
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)		27,691	27,595
Series 2007-C3 Class A4, 5.8658% 6/15/39 (k)		18,101,798	19,702,141
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,903,623
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (f)(k)		6,783,000	6,631,088
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7511% 9/15/21 (f)(k)		242,851	240,106
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		41,886	41,935
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,666,119	1,829,248
Class H, 6% 5/17/40 (f)		90,316	74,206
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		865,014	896,837
Class G, 6.75% 11/15/30 (f)		180,000	195,032
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (k)(m)		111,825	141
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(k)(m)		8,343	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(k)		206,230	208,301
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.4711% 2/15/22 (f)(k)		56,885	56,300
Class L, 2.0511% 2/15/22 (f)(k)		99,364	35,246
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(k)		2,907,000	412,003
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7302% 11/10/46 (f)(k)		500,000	550,403
Class E, 5.7302% 11/10/46 (f)(k)		870,000	931,872
Class F, 5.7302% 11/10/46 (f)(k)		1,560,000	1,517,850
Class G, 4.652% 11/10/46 (f)		1,654,000	1,424,534
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class XB, 0.3196% 11/10/46 (f)(k)(m)		$ 20,920,000	$ 352,084
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		88,509	88,403
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1704% 6/10/31 (f)(k)		7,153	7,150
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,021,317
Series 2013-ESHM Class M, 7.625% 12/5/19 (f)		337,287	344,201
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(k)		398,733	413,461
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	226,594
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (k)(m)		1,640,000	236,226
Series K012 Class X3, 2.3659% 1/25/41 (k)(m)		1,800,000	232,880
Series K013 Class X3, 2.8851% 1/25/43 (k)(m)		820,000	129,922
Series KAIV Class X2, 3.6147% 6/25/46 (k)(m)		420,000	83,868
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3596% 9/25/45 (f)(k)		1,290,000	1,430,810
Series 2011-K10 Class B, 4.7744% 11/25/49 (f)(k)		240,000	258,227
Series 2011-K11 Class B, 4.57% 12/25/48 (f)(k)		750,000	798,180
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		22,514	22,514
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	692,329
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		18,337,000	20,044,835
Series 2001-1 Class X1, 1.3938% 5/15/33 (f)(k)(m)		277,968	6,725
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	336,140
Series 1997-C2 Class G, 6.75% 4/15/29 (k)		299,504	326,969
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	636,305
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		70,982	69,002
Series 2000-C1 Class K, 7% 3/15/33		1,744	1,771
GP Portfolio Trust Series 2014-GPP:
Class D, 2.9022% 2/15/27 (f)(k)		291,000	291,342
Class E, 4.0022% 2/15/27 (f)(k)		142,000	142,165
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,890,844
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (k)		$ 31,662,406	$ 34,188,718
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (f)(k)(m)		26,883,612	27,287
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A2, 5.506% 4/10/38		52,226	52,193
Series 2010-C1:
Class D, 6.1706% 8/10/43 (f)(k)		1,255,000	1,382,687
Class E, 4% 8/10/43 (f)		1,240,000	1,085,910
Class X, 1.6537% 8/10/43 (f)(k)(m)		5,677,284	384,738
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (k)		2,223,000	2,416,703
Series 2010-C2:
Class D, 5.3983% 12/10/43 (f)(k)		720,000	763,525
Class XA, 0.8373% 12/10/43 (f)(k)(m)		5,422,666	70,825
Series 2011-GC5:
Class C, 5.4739% 8/10/44 (f)(k)		1,050,000	1,166,972
Class D, 5.4739% 8/10/44 (f)(k)		480,000	496,142
Class E, 5.4739% 8/10/44 (f)(k)		210,000	197,356
Class F, 4.5% 8/10/44 (f)		441,000	342,390
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (k)		630,000	706,815
Class D, 5.9067% 5/10/45 (f)(k)		1,054,000	1,111,435
Class E, 5% 5/10/45 (f)		1,039,000	930,644
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(k)		1,170,000	1,153,425
Class E, 5.0178% 11/10/45 (f)(k)		1,290,000	1,142,903
Series 2013-GC13 Class D, 4.2078% 7/10/46 (f)(k)		1,092,000	990,065
Series 2013-GC16:
Class C, 5.314% 11/10/46 (k)		662,844	720,978
Class D, 5.323% 11/10/46 (f)(k)		680,000	660,767
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,500,986
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,609,922
Class EFX, 4.6017% 11/5/30 (f)(k)		1,459,000	1,513,083
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(k)		590,000	592,230
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(k)		500,000	500,106
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		$ 440,000	$ 481,355
Series 2003-C1:
Class D, 5.192% 1/12/37		146,248	146,458
Class F, 6.1804% 1/12/37 (f)(k)		250,000	253,230
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (f)(k)		380,000	457,371
Class D, 7.6935% 12/5/27 (f)(k)		1,885,000	2,248,750
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	704,143
Series 2010-CNTR Class D, 6.3899% 8/5/32 (f)(k)		695,000	797,844
Series 2012-CBX:
Class C, 5.3585% 6/15/45 (k)		250,000	271,410
Class D, 5.3585% 6/16/45 (f)(k)		690,000	722,279
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (f)(k)		170,748	169,009
Class F, 0.4811% 11/15/18 (f)(k)		380,931	375,268
Class G, 0.5111% 11/15/18 (f)(k)		330,997	321,067
Class H, 0.6511% 11/15/18 (f)(k)		254,476	245,916
Class J, 0.8011% 11/15/18 (f)(k)		257,928	243,825
Series 2013-INMZ Class M, 6.1295% 9/15/18 (f)(k)		1,715,000	1,735,854
Series 2013-INN:
Class D, 3.552% 10/15/30 (f)(k)		1,000,000	1,004,207
Class E, 4.402% 10/15/30 (f)(k)		800,000	802,524
Series 2013-JWMZ Class M, 6.1511% 4/15/18 (f)(k)		172,394	173,801
Series 2013-JWRZ Class E, 3.8911% 4/15/30 (f)(k)		482,000	480,874
Series 2014-FBLU Class E, 3.653% 12/15/28 (f)(k)		1,038,000	1,038,467
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,495,109	16,809,374
Series 2006-CB17:
Class A3, 5.45% 12/12/43		91,428	91,298
Class A4, 5.429% 12/12/43		7,560,000	8,166,516
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,089,572	28,308,699
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,241,377
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,748,583
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (k)		12,470,000	13,807,399
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (k)		$ 612,830	$ 612,698
Class A4, 5.9891% 6/15/49 (k)		29,428,107	32,487,335
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,403,870	26,743,884
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	159,646
Series 2004-LN2 Class D, 5.4605% 7/15/41 (k)		420,000	369,074
Series 2005-LDP2 Class C, 4.911% 7/15/42 (k)		660,000	667,866
Series 2005-LDP5 Class AJ, 5.5262% 12/15/44 (k)		360,000	377,075
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (k)		9,520,000	10,276,545
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)		157,000	18,840
Series 2010-C2:
Class D, 5.6918% 11/15/43 (f)(k)		645,000	713,722
Class XB, 0.7442% 11/15/43 (f)(k)(m)		3,600,000	129,142
Series 2011-C4:
Class E, 5.5764% 7/15/46 (f)(k)		1,130,000	1,219,286
Class F, 3.873% 7/15/46 (f)		105,000	93,409
Class H, 3.873% 7/15/46 (f)		672,000	462,377
Class TAC2, 7.99% 7/15/46 (f)		671,000	728,365
Series 2011-C5:
Class B. 5.5023% 8/15/46 (f)(k)		1,140,000	1,299,630
Class C, 5.5023% 8/15/46 (f)(k)		1,102,648	1,228,560
Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,100,978
Class D, 4.3833% 4/15/46 (k)		1,430,000	1,326,469
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (k)		21,615,000	24,097,677
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		35,560	35,760
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,973,743
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (k)		1,500,000	1,576,095
Class AM, 5.263% 11/15/40 (k)		137,000	145,110
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	931,484
Class AM, 5.413% 9/15/39		1,500,000	1,637,150
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,014,704
Class AM, 5.378% 11/15/38		160,000	174,084
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,962,069	$ 18,587,221
Series 2007-C2 Class A3, 5.43% 2/15/40		3,261,821	3,588,052
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(k)		205,447	205,953
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	283,322
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	758,097
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	763,158
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		1,016,000	1,054,045
Series 2006-C4:
Class AJ, 6.0513% 6/15/38 (k)		1,060,000	1,126,578
Class AM, 6.0513% 6/15/38 (k)		500,000	543,830
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,286,943	2,451,829
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,880,190	14,561,957
Class XCP, 0.4192% 9/15/45 (k)(m)		107,180,020	174,703
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (f)(k)		100,841	100,497
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3999% 6/25/43 (f)(k)		540,000	546,984
Class D, 5.3999% 6/25/43 (f)(k)		310,000	314,238
Series 2014-2:
Class D, 5.319% 1/20/41 (f)(k)		256,000	238,495
Class E, 5.319% 1/20/41 (f)(k)		400,000	313,638
Mach One Trust LLC Series 2004-1A Class H, 6.249% 5/28/40 (f)(k)		260,000	268,941
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3909% 10/12/39 (f)(k)	CAD	320,000	287,654
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (k)		218,021	218,344
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5468% 1/12/44 (k)		220,000	234,473
Series 2004-MKB1 Class F, 5.9242% 2/12/42 (f)(k)		38,651	38,652
Series 2005-LC1 Class F, 5.6008% 1/12/44 (f)(k)		1,655,000	1,477,089
Series 2006-C1:
Class AJ, 5.8625% 5/12/39 (k)		530,000	538,698
Class AM, 5.8625% 5/12/39 (k)		100,000	107,920
Series 2007-C1 Class A4, 6.0324% 6/12/50 (k)		9,429,517	10,493,487
Series 2008-C1 Class A4, 5.69% 2/12/51		3,980,151	4,470,334
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (k)		94,480	94,285
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		$ 114,505	$ 114,503
Class A3, 5.172% 12/12/49 (k)		900,000	971,533
Class ASB, 5.133% 12/12/49 (k)		718,470	736,229
Series 2007-5 Class A4, 5.378% 8/12/48		19,176,892	20,755,477
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	16,131,716
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,373,603
Series 2006-4 Class XP, 0.8119% 12/12/49 (k)(m)		24,039,637	82,744
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	627,660
Series 2007-7 Class B, 5.9126% 6/12/50 (k)		166,000	6,062
Series 2007-8 Class A3, 6.0908% 8/12/49 (k)		1,640,000	1,837,061
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		323,254	311,616
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8184% 11/15/45 (f)(k)		1,357,000	1,371,703
Series 2013-C12 Class D, 4.935% 10/15/46 (f)		1,000,000	948,834
Series 2013-C13 Class D, 5.0593% 11/15/46 (f)(k)		940,000	899,206
Series 2013-C7:
Class D, 4.4426% 2/15/46 (f)(k)		810,000	753,603
Class E, 4.4426% 2/15/46 (f)(k)		340,000	285,273
Series 2013-C8 Class D, 4.311% 12/15/48 (f)(k)		400,000	361,798
Series 2013-C9:
Class C, 4.2106% 5/15/46 (k)		620,000	617,952
Class D, 4.2986% 5/15/46 (f)(k)		1,740,000	1,594,844
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.352% 7/15/19 (f)(k)		357,716	222,900
Class J, 0.582% 7/15/19 (f)(k)		335,939	330,141
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (f)(k)		1,092,000	1,083,362
Class D, 0.342% 10/15/20 (f)(k)		667,354	656,728
Class E, 0.402% 10/15/20 (f)(k)		834,661	817,198
Class F, 0.452% 10/15/20 (f)(k)		500,899	487,915
Class G, 0.492% 10/15/20 (f)(k)		619,188	596,946
Class H, 0.582% 10/15/20 (f)(k)		389,758	356,269
Class J, 0.732% 10/15/20 (f)(k)		225,021	115,678
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 620,000	$ 675,971
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		217,987	219,174
Series 2012-C4 Class E, 5.7095% 3/15/45 (f)(k)		1,210,000	1,246,183
Series 1997-RR Class F, 7.4296% 4/30/39 (f)(k)		70,329	70,329
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,011	168,685
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	210,881
Class O, 5.91% 11/15/31 (f)		179,888	62,130
Series 2004-IQ7 Class E, 5.4924% 6/15/38 (f)(k)		120,000	126,143
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,532,028
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	1,035,253
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (k)		482,791	510,967
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	774,495
Series 2006-T23 Class A3, 5.9816% 8/12/41 (k)		869,023	877,644
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (k)		5,598,148	5,744,495
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,148,953
Class B, 5.9061% 4/15/49 (k)		469,000	104,043
Series 2011-C1:
Class C, 5.4188% 9/15/47 (f)(k)		970,000	1,079,006
Class D, 5.4188% 9/15/47 (f)(k)		1,760,000	1,926,834
Class E, 5.4188% 9/15/47 (f)(k)		573,100	596,802
Series 2011-C2:
Class D, 5.482% 6/15/44 (f)(k)		580,000	629,693
Class E, 5.482% 6/15/44 (f)(k)		600,000	634,634
Class F, 5.482% 6/15/44 (f)(k)		550,000	509,913
Class XB, 0.5341% 6/15/44 (f)(k)(m)		9,001,008	258,446
Series 2011-C3:
Class C, 5.3556% 7/15/49 (f)(k)		1,000,000	1,098,789
Class D, 5.3556% 7/15/49 (f)(k)		1,130,000	1,196,571
Class E, 5.3556% 7/15/49 (f)(k)		400,000	409,906
Series 2012-C4 Class D, 5.7095% 3/15/45 (f)(k)		330,000	355,069
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9575% 2/23/34 (k)		328,289	342,609
Series 2001-TOP3 Class E, 7.643% 7/15/33 (f)(k)		150,000	155,527
Series 2003-TOP9 Class E, 5.6071% 11/13/36 (f)(k)		78,000	79,580
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	306,607
Class D, 6.45% 1/22/26 (f)		740,731	823,376
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 896,801	$ 1,146,292
RBSCF Trust Series 2010-MB1 Class D, 4.9818% 4/15/24 (f)(k)		1,238,000	1,262,438
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	97,104
Class G, 4.456% 9/12/38 (f)	CAD	54,000	48,053
Class H, 4.456% 9/12/38 (f)	CAD	36,000	31,416
Class J, 4.456% 9/12/38 (f)	CAD	36,000	30,047
Class K, 4.456% 9/12/38 (f)	CAD	18,000	14,397
Class L, 4.456% 9/12/38 (f)	CAD	26,000	19,124
Class M, 4.456% 9/12/38 (p)	CAD	104,391	61,402
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	113,247
Class G, 4.57% 4/12/23	CAD	42,000	36,779
Class H, 4.57% 4/12/23	CAD	42,000	35,839
Class J, 4.57% 4/12/23	CAD	42,000	34,929
Class K, 4.57% 4/12/23	CAD	21,000	17,023
Class L, 4.57% 4/12/23	CAD	63,000	49,788
Class M, 4.57% 4/12/23	CAD	158,909	97,029
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	100,139
SCG Trust Series 2013-SRP1 Class D, 3.4959% 11/15/26 (f)(k)		880,000	853,488
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5494% 8/15/39 (k)		170,000	180,542
Series 2007-C4 Class F, 5.5494% 8/15/39 (k)		820,000	665,982
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	287,741
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7261% 7/15/24 (f)(k)		110,000	108,619
Class G, 0.7261% 7/15/24 (f)(k)		200,000	197,240
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (f)(k)		310,000	302,584
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(k)		970,000	915,986
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (f)(k)		284,000	334,629
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(k)		1,299,000	1,247,439
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	208,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (f)(k)		$ 1,046,241	$ 1,025,672
Class J, 0.7511% 9/15/21 (f)(k)		395,545	379,858
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (f)(k)		4,565,501	4,213,688
Class LXR1, 0.8511% 6/15/20 (f)(k)		233,698	229,453
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,966,809	9,827,211
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,795,589
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	51,499,434
Series 2007-C32 Class A3, 5.9341% 6/15/49 (k)		19,449,000	21,463,673
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (k)		11,720,000	12,873,658
Class A5, 6.1321% 2/15/51 (k)		19,259,000	21,555,000
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,396
Series 2004-C11:
Class D, 5.5269% 1/15/41 (k)		360,000	383,698
Class E, 5.5769% 1/15/41 (k)		327,000	348,231
Series 2004-C12 Class D, 5.5779% 7/15/41 (k)		280,000	279,716
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	259,926
Class C, 5.21% 8/15/41		170,000	170,897
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (f)(k)		500,000	506,912
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,950,278
Series 2005-C22:
Class B, 5.5471% 12/15/44 (k)		4,218,000	4,234,281
Class F, 5.5471% 12/15/44 (f)(k)		3,171,000	697,661
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,409,457
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)		21,964,440	23,926,743
Series 2007-C31 Class C, 5.8591% 4/15/47 (k)		522,000	502,127
Series 2007-WHL8 Class D, 0.4511% 6/15/20 (k)		9,900,000	9,607,366
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (f)(k)(m)		20,614,217	644,957
Series 2012-LC5:
Class C, 4.693% 10/15/45 (k)		569,000	597,633
Class D, 4.9378% 10/15/45 (f)(k)		1,621,000	1,595,907
Series 2013-LC12 Class C, 4.4405% 7/15/46 (k)		600,000	606,686
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		$ 360,000	$ 395,758
Class D, 5.721% 3/15/44 (f)(k)		230,000	243,375
Class E, 5% 3/15/44 (f)		890,000	827,640
Series 2011-C4 Class E, 5.4154% 6/15/44 (f)(k)		320,000	330,927
Series 2011-C5:
Class C, 5.8231% 11/15/44 (f)(k)		260,000	293,047
Class D, 5.8231% 11/15/44 (f)(k)		600,000	660,194
Class E, 5.8231% 11/15/44 (f)(k)		590,000	627,408
Class F, 5.25% 11/15/44 (f)(k)		933,000	865,601
Class XA, 2.1822% 11/15/44 (f)(k)(m)		5,042,840	498,787
Series 2012-C10:
Class D, 4.6081% 12/15/45 (f)(k)		380,000	362,087
Class E, 4.6081% 12/15/45 (f)(k)		1,190,000	993,956
Series 2012-C6 Class D, 5.7477% 4/15/45 (f)(k)		540,000	563,933
Series 2012-C7:
Class C, 5.0023% 6/15/45 (k)		1,270,000	1,354,300
Class E, 5.0023% 6/15/45 (f)(k)		890,000	876,230
Class F, 4.5% 6/15/45 (f)		357,000	308,664
Class G, 4.5% 6/15/45 (f)		700,000	515,815
Series 2012-C8 Class D, 5.0401% 8/15/45 (f)(k)		650,000	677,220
Series 2013-C11:
Class D, 4.3228% 3/15/45 (f)(k)		870,000	817,366
Class E, 4.3228% 3/15/45 (f)(k)		1,750,000	1,437,798
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(k)		600,000	553,004
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $837,295,245)			907,778,326
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,356,463
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,730,485
7.3% 10/1/39		18,415,000	25,748,405
7.5% 4/1/34		9,105,000	12,918,993
7.6% 11/1/40		12,540,000	18,601,084
7.625% 3/1/40		5,410,000	7,887,293
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,599,619
Municipal Securities - continued
		Principal Amount (d)	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.): - continued
Series 2010 C1, 7.781% 1/1/35		$ 13,950,000	$ 17,314,182
Series 2012 B, 5.432% 1/1/42		3,285,000	3,262,399
6.314% 1/1/44		19,560,000	21,663,874
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,105,000	1,182,361
5.1% 6/1/33		63,045,000	63,796,496
Series 2010, 4.421% 1/1/15		6,825,000	6,973,649
Series 2010-1, 6.63% 2/1/35		11,945,000	13,672,964
Series 2010-3:
5.547% 4/1/19		330,000	366,287
6.725% 4/1/35		17,810,000	20,744,732
7.35% 7/1/35		8,165,000	9,911,249
Series 2011:
4.961% 3/1/16		1,035,000	1,102,617
5.365% 3/1/17		395,000	433,722
5.665% 3/1/18		10,595,000	11,869,790
5.877% 3/1/19		27,935,000	31,586,384
Series 2013:
2.69% 12/1/17		3,365,000	3,426,950
3.14% 12/1/18		3,490,000	3,556,973
TOTAL MUNICIPAL SECURITIES (Cost $268,158,073)			285,706,971
Foreign Government and Government Agency Obligations - 2.3%

Argentine Republic:
2.5% 12/31/38 (e)		2,330,000	978,600
7% 10/3/15		5,060,000	4,849,167
7% 4/17/17		3,675,000	3,348,129
8.28% 12/31/33		2,771,829	2,162,027
Aruba Government 4.625% 9/14/23 (f)		560,000	550,480
Azerbaijan Rep 4.75% 3/18/24 (f)		560,000	583,072
Bahamian Republic 6.95% 11/20/29 (f)		555,000	616,605
Bahrain Kingdom 6.125% 8/1/23 (f)		580,000	661,560
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,871,245
5.75% 9/26/23 (f)		10,378,000	11,121,065
Barbados Government 7% 8/4/22 (f)		270,000	256,770
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,185,000	$ 4,315,572
8.95% 1/26/18		1,015,000	1,073,363
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,205,100
5.625% 1/7/41		13,385,000	14,455,800
7.125% 1/20/37		1,875,000	2,381,250
8.25% 1/20/34		1,535,000	2,143,244
12.25% 3/6/30		785,000	1,442,438
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,330,000	1,240,225
City of Buenos Aires 12.5% 4/6/15 (f)		925,000	951,594
Colombian Republic:
5.625% 2/26/44		1,050,000	1,182,563
6.125% 1/18/41		1,985,000	2,372,075
7.375% 9/18/37		1,680,000	2,289,000
10.375% 1/28/33		2,100,000	3,312,750
Congo Republic 3.5% 6/30/29 (e)		3,303,153	2,985,554
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,990,550
4.375% 4/30/25 (f)		890,000	832,150
5.625% 4/30/43 (f)		490,000	436,100
7% 4/4/44 (f)		1,050,000	1,107,750
Croatia Republic:
5.5% 4/4/23 (f)		1,710,000	1,782,675
6% 1/26/24 (f)		1,400,000	1,508,500
6.25% 4/27/17 (f)		1,460,000	1,584,100
6.375% 3/24/21 (f)		1,550,000	1,710,813
6.625% 7/14/20 (f)		1,670,000	1,870,400
6.75% 11/5/19 (f)		2,050,000	2,304,979
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		475,000	485,688
5.875% 7/25/22 (f)		1,175,000	1,207,313
5.875% 7/25/22		450,000	462,375
6% 1/14/19 (f)		900,000	952,875
6.25% 10/4/20 (f)		2,130,000	2,260,463
6.25% 7/27/21 (f)		1,410,000	1,491,075
7.4% 1/22/15 (f)		715,000	737,344
Dominican Republic:
1.1344% 8/30/24 (k)		1,850,000	1,567,875
5.875% 4/18/24 (f)		570,000	595,650
5.875% 4/18/24		585,000	611,325
7.45% 4/30/44 (f)		1,805,000	1,917,168
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic: - continued
7.5% 5/6/21 (f)		$ 2,030,000	$ 2,344,650
9.04% 1/23/18 (f)		625,183	688,483
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	714,150
7.65% 6/15/35 (Reg. S)		1,165,000	1,241,890
8.25% 4/10/32 (Reg. S)		575,000	656,075
Gabonese Republic 6.375% 12/12/24 (f)		931,600	1,023,596
Georgia Republic 6.875% 4/12/21 (f)		720,000	819,000
German Federal Republic 2.5% 7/4/44	EUR	350,000	503,658
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	609,806
Hungarian Republic:
4.125% 2/19/18		1,976,000	2,042,690
5.375% 3/25/24		594,000	631,125
5.75% 11/22/23		1,910,000	2,086,675
6.375% 3/29/21		1,265,000	1,438,938
7.625% 3/29/41		1,980,000	2,479,950
Indonesian Republic:
3.375% 4/15/23 (f)		555,000	523,088
4.875% 5/5/21 (f)		1,260,000	1,338,750
5.25% 1/17/42 (f)		715,000	698,019
5.375% 10/17/23		400,000	432,000
5.875% 3/13/20 (f)		1,260,000	1,412,775
6.625% 2/17/37 (f)		950,000	1,087,750
6.75% 1/15/44 (f)		890,000	1,050,200
7.75% 1/17/38 (f)		2,270,000	2,897,746
8.5% 10/12/35 (Reg. S)		1,860,000	2,534,083
11.625% 3/4/19 (f)		885,000	1,213,556
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,410,000	3,516,563
7.125% 3/31/16 (Reg. S)		100,000	103,125
7.25% 4/15/19 (f)		3,260,000	3,390,400
8.25% 4/15/24 (f)		1,000,000	1,060,000
Ivory Coast 7.7743% 12/31/32 (e)		3,000,000	2,925,000
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,227,625
KfW:
2.125% 1/17/23		4,980,000	4,819,993
4% 1/27/20		1,250,000	1,389,293
Latvian Republic:
5.25% 2/22/17 (f)		550,000	599,500
5.25% 6/16/21 (f)		305,000	342,424
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
4% 12/31/17		$ 3,978,000	$ 3,918,330
4.75% 11/2/16		1,785,000	1,802,850
5.15% 11/12/18		1,190,000	1,199,818
5.45% 11/28/19		1,555,000	1,566,663
6.375% 3/9/20		1,180,000	1,233,100
Lithuanian Republic:
6.125% 3/9/21 (f)		1,760,000	2,066,064
6.625% 2/1/22 (f)		1,940,000	2,352,250
7.375% 2/11/20 (f)		1,565,000	1,921,038
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,804,050
5.5% 12/11/42 (f)		600,000	598,872
Panamanian Republic:
4.3% 4/29/53		630,000	557,550
6.7% 1/26/36		1,570,000	1,954,650
8.875% 9/30/27		1,335,000	1,924,069
9.375% 4/1/29		965,000	1,442,675
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
7.35% 7/21/25		700,000	930,125
8.75% 11/21/33		2,625,000	4,042,500
Philippine Republic:
6.375% 1/15/32		395,000	499,181
7.75% 1/14/31		1,655,000	2,333,550
9.5% 2/2/30		1,685,000	2,691,788
10.625% 3/16/25		1,210,000	1,923,900
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		930,000	930,000
5.95% 8/22/23 (f)		885,000	940,755
5.95% 8/22/23		400,000	425,200
Polish Government:
3% 3/17/23		1,465,000	1,425,445
5% 3/23/22		1,805,000	2,023,856
6.375% 7/15/19		790,000	939,113
Provincia de Cordoba 12.375% 8/17/17 (f)		1,515,000	1,446,825
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,024,250	1,021,689
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,378,125
Republic of Armenia 6% 9/30/20 (f)		2,655,000	2,807,636
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,524,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Namibia 5.5% 11/3/21 (f)		$ 740,000	$ 806,600
Republic of Nigeria:
5.125% 7/12/18 (f)		980,000	1,015,525
6.75% 1/28/21 (f)		615,000	675,731
Republic of Paraguay 4.625% 1/25/23 (f)		425,000	433,500
Republic of Serbia:
4.875% 2/25/20 (f)		790,000	814,846
5.25% 11/21/17 (f)		965,000	1,015,663
5.875% 12/3/18 (f)		2,180,000	2,343,500
6.75% 11/1/24 (f)		2,427,686	2,464,101
7.25% 9/28/21 (f)		1,450,000	1,678,375
Republic of Zambia 5.375% 9/20/22 (f)		800,000	742,000
Romanian Republic:
4.375% 8/22/23 (f)		1,796,000	1,847,635
6.125% 1/22/44 (f)		1,472,000	1,674,862
6.75% 2/7/22 (f)		2,872,000	3,442,810
6.75% 2/7/22		50,000	59,938
Russian Federation:
4.875% 9/16/23 (f)		600,000	617,400
5.625% 4/4/42 (f)		400,000	415,000
5.875% 9/16/43 (f)		600,000	637,500
7.5% 3/31/30 (Reg. S)		3,885,320	4,510,857
12.75% 6/24/28 (Reg. S)		3,235,000	5,575,523
Slovakia Republic 4.375% 5/21/22 (f)		700,000	750,225
South African Republic 5.875% 9/16/25		1,785,000	2,008,125
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,415,953
5.45% 2/9/17 (Reg. S)		455,000	481,163
Turkish Republic:
5.125% 3/25/22		515,000	546,312
5.625% 3/30/21		815,000	890,388
6.25% 9/26/22		680,000	770,712
6.75% 4/3/18		1,075,000	1,219,588
6.75% 5/30/40		975,000	1,142,798
6.875% 3/17/36		1,795,000	2,131,563
7% 3/11/19		685,000	789,463
7.25% 3/5/38		1,150,000	1,426,000
7.375% 2/5/25		1,695,000	2,059,425
7.5% 11/7/19		1,215,000	1,442,813
8% 2/14/34		570,000	750,975
11.875% 1/15/30		630,000	1,081,710
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 1,515,000	$ 1,371,075
Ukraine Government:
7.75% 9/23/20 (f)		1,105,000	1,035,938
7.8% 11/28/22 (f)		450,000	416,813
7.95% 6/4/14 (f)		235,000	235,000
7.95% 6/4/14 (Reg.S)		375,000	375,000
7.95% 2/23/21 (f)		1,025,000	968,830
9.25% 7/24/17 (f)		2,200,000	2,175,250
United Mexican States:
4% 10/2/23		28,314,000	29,800,485
4.75% 3/8/44		13,662,000	13,935,240
6.05% 1/11/40		1,206,000	1,459,260
6.75% 9/27/34		800,000	1,039,000
7.5% 4/8/33		360,000	499,500
8.3% 8/15/31		420,000	617,400
United Republic of Tanzania 6.332% 3/9/20 (k)		855,000	914,850
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,760,000	5,132,400
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		5,980,000	5,588,310
6% 12/9/20		540,000	392,445
7% 3/31/38		395,000	254,775
9% 5/7/23 (Reg. S)		1,585,000	1,283,850
9.25% 5/7/28 (Reg. S)		630,000	494,550
9.375% 1/13/34		505,000	398,950
11.75% 10/21/26 (Reg. S)		1,160,000	1,068,360
11.95% 8/5/31 (Reg. S)		1,825,000	1,679,000
12.75% 8/23/22		2,230,000	2,207,700
13.625% 8/15/18		1,318,000	1,390,490
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		513,044	451,478
4% 3/12/28 (e)		4,365,250	3,885,072
6.875% 1/15/16 (f)		1,880,000	2,018,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $325,353,248)			350,363,284
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,116,666)	EUR	1,550,000	2,318,441
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f)	1	$ 134,400
TOTAL COMMON STOCKS (Cost $1,258,919)		134,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	245,250
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	377,250
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	675,924
Series D, 7.50%	5,942	143,559
Boston Properties, Inc. 5.25%	17,500	396,550
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	197,709
Series E, 6.625%	25,000	616,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	252,000
Corporate Office Properties Trust:
Series H, 7.50%	5,000	126,450
Series L, 7.375%	12,221	320,801
CYS Investments, Inc. Series B, 7.50%	21,700	507,997
DDR Corp. Series K, 6.25%	17,823	423,474
Digital Realty Trust, Inc. Series E, 7.00%	10,000	256,400
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	474,167
Essex Property Trust, Inc. Series H, 7.125%	9,354	247,413
First Potomac Realty Trust 7.75%	15,000	382,950
Hersha Hospitality Trust Series B, 8.00%	13,844	368,527
Hospitality Properties Trust Series D, 7.125%	10,000	261,300
LaSalle Hotel Properties Series H, 7.50%	10,000	258,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	257,700
Series S, 6.45%	21,000	533,610
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series P, 6.50%	12,000	$ 312,600
Series R, 6.35%	10,500	272,475
Series S, 5.90%	20,000	502,600
Realty Income Corp. Series F, 6.625%	12,000	308,880
Regency Centers Corp. Series 6, 6.625%	5,510	141,883
Retail Properties America, Inc. 7.00%	24,109	628,522
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	466,074
Stag Industrial, Inc. Series A, 9.00%	20,000	560,000
Sun Communities, Inc. Series A, 7.125%	14,801	378,906
Taubman Centers, Inc. Series J, 6.50%	11,338	283,563
		10,934,634
TOTAL PREFERRED STOCKS (Cost $10,918,025)		11,179,884
Bank Loan Obligations - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (k)	$ 543,638	544,344
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (k)	1,110,000	1,098,900
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (k)	185,000	186,850
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	340,000	336,600
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (k)	5,175,000	5,097,375
Extended Stay America, Inc. 9.625% 12/1/19	337,963	348,102
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (k)	195,510	199,420
5.5% 11/21/19 (k)	83,790	85,466
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	1,500,000	1,494,375
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (k)	$ 1,390,000	$ 1,390,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (k)	573,563	572,129
		9,710,317
Media - 0.0%
Clear Channel Communications, Inc. Tranche D, term loan 6.9% 1/30/19 (k)	5,170,000	5,111,838
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (k)	753,296	758,004
Tranche B 2LN, term loan 4.5% 5/8/20 (k)	651,704	655,777
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	558,600	557,902
		7,083,521
TOTAL CONSUMER DISCRETIONARY		18,437,082
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (k)	260,000	256,750
Tranche B 1LN, term loan 4.25% 2/18/21 (k)	523,688	521,724
		778,474
Food Products - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.75% 5/28/21 (k)	100,000	100,250
TOTAL CONSUMER STAPLES		878,724
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	2,139,638	2,131,614
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (k)	2,105,000	2,081,529
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (k)	3,370,000	3,471,100
Tranche B 1LN, term loan 3.875% 9/30/18 (k)	343,600	342,741
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (k)	$ 1,771,100	$ 1,777,742
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	205,000	203,975
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (k)	144,638	145,549
		8,022,636
TOTAL ENERGY		10,154,250
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (k)	448,330	447,210
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	1,238,759	1,263,534
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (k)	3,050,000	2,992,813
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (k)	1,355,000	1,357,541
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	2,070,000	2,108,813
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (k)	1,183,091	1,175,697
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	2,325,000	2,326,453
		11,224,851
Insurance - 0.0%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (k)	2,266,346	2,260,680
Tranche B 1LN, term loan 4.5601% 11/30/19 (k)	642,175	637,359
		2,898,039
Real Estate Management & Development - 0.0%
CityCenter 8.74% 7/10/15 (k)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (k)	545,000	544,319
		957,737
Bank Loan Obligations - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (k)	$ 44,550	$ 44,828
TOTAL FINANCIALS		15,572,665
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (k)	613,463	615,763
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (k)	2,135,000	2,132,331
Grifols, S.A. Tranche B, term loan 3.15% 2/27/21 (k)	3,560,000	3,542,200
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (k)	1,080,000	1,090,800
Tranche B 1LN, term loan 4.25% 1/28/21 (k)	1,960,000	1,955,100
		8,720,431
TOTAL HEALTH CARE		9,336,194
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 5/21/21 (n)	1,010,000	1,002,425
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (k)	1,755,000	1,737,626
Tranche 2LN, term loan 7.75% 4/1/22 (k)	350,000	352,625
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (k)	1,152,069	1,152,069
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (k)	1,190,000	1,191,488
		4,433,808
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (k)	1,435,000	1,427,825
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (k)	4,060,875	4,111,636
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (k)	2,587,065	2,593,533
Garda World Security Corp.:
term loan 4% 11/8/20 (k)	2,009,968	2,002,430
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Garda World Security Corp.: - continued
Tranche DD, term loan 4% 11/8/20 (k)	$ 514,178	$ 512,250
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (k)	920,000	914,250
		11,561,924
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (k)	471,821	472,410
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (k)	745,000	743,138
Machinery - 0.0%
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/12/20 (n)	430,000	432,688
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (k)	698,250	699,123
TOTAL INDUSTRIALS		19,345,516
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (k)	3,681,360	3,681,360
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (k)	575,000	578,594
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,030,000	1,035,150
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	488,775	485,109
		2,098,853
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (k)	2,145,000	2,142,319
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (k)	2,635,000	2,621,825
		4,764,144
IT Services - 0.1%
First Data Corp. term loan 4.15% 3/24/18 (k)	4,645,000	4,650,806
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (k)	$ 1,775,550	$ 1,777,769
NXP BV Tranche D, term loan 3.75% 1/11/20 (k)	2,089,500	2,076,441
		3,854,210
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (k)	2,678,271	2,675,057
TOTAL INFORMATION TECHNOLOGY		21,724,430
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	895,000	891,644
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (k)	3,585,000	3,567,075
		4,458,719
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (k)	1,397,975	1,387,490
TOTAL MATERIALS		5,846,209
TOTAL BANK LOAN OBLIGATIONS (Cost $100,805,657)		101,295,070
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	1,004,767	974,624
Goldman Sachs 1.1875% 12/14/19 (k)	861,111	835,278
Mizuho 1.1875% 12/14/19 (k)	403,760	391,647
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,035,728)		2,201,549
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,342,057)	1,329,000	1,365,660
Fixed-Income Funds - 18.7%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	4,020,200	$ 436,513,308
Fidelity Mortgage Backed Securities Central Fund (l)	21,818,365	2,364,674,391
TOTAL FIXED-INCOME FUNDS (Cost $2,566,776,331)		2,801,187,699
Preferred Securities - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,850,000	1,946,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	850,000	888,083
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (f)(g)	600,000	594,196
5.875% (Reg. S) (g)	200,000	198,065
		792,261
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	9,935,000	11,435,475
Barclays PLC 8.25% (g)(k)	935,000	1,026,128
KBC Groupe SA 5.625% (Reg. S) (g)(k)	2,850,000	3,943,348
		16,404,951
Capital Markets - 0.1%
UBS AG 4.75% 2/12/26 (Reg. S) (k)	3,700,000	5,383,811
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	200,000	197,451
Vattenfall Treasury AB 5.25% (g)(k)	3,000,000	4,431,865
		4,629,316
TOTAL FINANCIALS		26,418,078
Preferred Securities - continued
	Principal Amount (d)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	$ 100,000	$ 105,610
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,600,000	1,525,304
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (g)(k)	2,700,000	2,862,541
Multi-Utilities - 0.1%
RWE AG 4.625% (g)(k)	4,600,000	6,642,998
TOTAL UTILITIES		9,505,539
TOTAL PREFERRED SECURITIES (Cost $39,468,279)		41,181,466
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $723,165,964)	723,165,964	723,165,964
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)
Put Options - 0.0%
Option an a credit default swap with Deutsche Bank to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .75% (Cost $206,476)	9/17/14	35,000,000	122,310
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $14,385,250,344)		15,119,636,380
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(135,692,977)
NET ASSETS - 100%		$ 14,983,943,403
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3.5% 6/1/44	$ (6,200,000)	$ (6,384,955)
4% 6/1/44	(4,000,000)	(4,236,562)
4% 6/1/44	(11,800,000)	(12,497,859)
4% 6/1/44	(4,400,000)	(4,660,219)
4% 6/1/44	(7,400,000)	(7,837,640)
4.5% 6/1/44	(10,700,000)	(11,565,432)
4.5% 6/1/44	(600,000)	(648,529)
TOTAL FANNIE MAE		(47,831,196)
Ginnie Mae
4% 6/1/44	(1,600,000)	(1,708,125)
TOTAL TBA SALE COMMITMENTS (Proceeds $49,440,672)		$ (49,539,321)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2014	$ 2,336,275	$ 84,089
22 Euro Bond Index Contracts (Germany)	June 2014	4,402,729	110,734
18 Euro-Bobl Index Contracts (Germany)	June 2014	3,110,763	39,349
46 TME 10 Year Canadian Note Contracts	Sept. 2014	5,762,833	42,735
2 TSE 10 Year Japanese Government Bond Index Contracts	June 2014	2,858,546	13,741
TOTAL BOND INDEX CONTRACTS		18,471,146	290,648
Treasury Contracts
75 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	9,413,672	37,354
90 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	10,778,203	24,191
48 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	7,213,500	100,028
TOTAL TREASURY CONTRACTS		27,405,375	161,573
TOTAL PURCHASED		45,876,521	452,221
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ Depreciation)
Sold
Bond Index Contracts
123 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	$ 22,835,677	$ (179,504)
85 LIFFE Medium Gilt Index Contracts (United Kingdom)	Sept. 2014	15,547,090	(36,684)
TOTAL BOND INDEX CONTRACTS		38,382,767	(216,188)
Treasury Contracts
17 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,336,969	(21,156)
TOTAL SOLD		40,719,736	(237,344)
		$ 86,596,257	$ 214,877

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Sell	150,000	139,988	943
7/24/14	CAD	Citibank NA	Sell	105,000	96,290	(411)
7/24/14	EUR	BNP Paribas	Sell	66,379,000	91,315,466	834,031
7/24/14	EUR	Barclays Bank PLC, London	Buy	3,687,000	5,057,274	(31,513)
7/24/14	EUR	Barclays Bank PLC, London	Sell	754,000	1,027,710	(70)
7/24/14	GBP	Barclays Bank PLC, London	Sell	245,000	410,679	187
7/24/14	GBP	JPMorgan Chase Bank	Sell	1,704,000	2,877,482	22,472
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	47,811,000	80,690,864	584,729
7/24/14	JPY	Goldman Sachs Bank USA	Sell	15,000,000	147,197	(203)
						$ 1,410,165

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse Int'l	(1%)	EUR	3,500,000	(92,315)	(150,429)	(242,744)
Kering SA		Sep. 2018	Morgan Stanley Cap. Svcs. LLC.	(1%)	EUR	3,500,000	(92,050)	11,183	(80,867)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(339,234)	235,692	(103,542)
Valeo SA		Sep. 2018	Credit Suisse Int'l	(1%)	EUR	3,500,000	(88,777)	(73,040)	(161,817)
TOTAL BUY PROTECTION							(612,376)	23,406	(588,970)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Cap. Svcs. LLC.	5.10%		$ 22,651	$ (20,968)	$ 0	$ (20,968)
TOTAL CREDIT DEFAULT SWAPS							$ (633,344)	$ 23,406	$ (609,938)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,233,262,459 or 8.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,221,469.

(j) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $386,558.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) The coupon rate will be determined upon settlement of the loan after period end.
(o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,727 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 200,244
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 28,051
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369,010
Fidelity Floating Rate Central Fund	15,741,278
Fidelity Mortgage Backed Securities Central Fund	43,511,353
Total	$ 59,621,641
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 15,741,279	$ -	$ 436,513,308	31.2%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	353,915,034	697,788,910	2,364,674,391	22.3%
Total	$ 3,052,790,141	$ 369,656,313	$ 697,788,910	$ 2,801,187,699
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 11,179,884	$ 10,934,634	$ 245,250	$ -
Telecommunication Services	134,400	-	-	134,400
Corporate Bonds	4,789,645,088	-	4,789,634,969	10,119
U.S. Government and Government Agency Obligations	4,416,718,618	-	4,416,718,618	-
U.S. Government Agency - Mortgage Securities	446,661,613	-	446,661,613	-
Asset-Backed Securities	150,601,792	-	144,006,188	6,595,604
Collateralized Mortgage Obligations	88,008,245	-	87,341,399	666,846
Commercial Mortgage Securities	907,778,326	-	904,952,282	2,826,044
Municipal Securities	285,706,971	-	285,706,971	-
Foreign Government and Government Agency Obligations	350,363,284	-	349,003,284	1,360,000
Supranational Obligations	2,318,441	-	2,318,441	-
Bank Loan Obligations	101,295,070	-	99,270,016	2,025,054
Sovereign Loan Participations	2,201,549	-	-	2,201,549
Bank Notes	1,365,660	-	1,365,660	-
Fixed-Income Funds	2,801,187,699	2,801,187,699	-	-
Preferred Securities	41,181,466	-	41,181,466	-
Money Market Funds	723,165,964	723,165,964	-	-
Purchased Swaptions	122,310	-	122,310	-
Total Investments in Securities:	$ 15,119,636,380	$ 3,535,288,297	$ 11,568,528,467	$ 15,819,616
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 1,442,362	$ -	$ 1,442,362	$ -
Futures Contracts	452,221	452,221	-	-
Total Assets	$ 1,894,583	$ 452,221	$ 1,442,362	$ -
Liabilities
Foreign Currency Contracts	$ (32,197)	$ -	$ (32,197)	$ -
Futures Contracts	(237,344)	(237,344)	-	-
Swaps	(633,344)	-	(633,344)	-
Total Liabilities	$ (902,885)	$ (237,344)	$ (665,541)	$ -
Total Other Derivative Instruments:	$ 991,698	$ 214,877	$ 776,821	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (49,539,321)	$ -	$ (49,539,321)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $14,442,380,075. Net unrealized appreciation aggregated $677,256,305, of which $718,827,234 related to appreciated investment securities and $41,570,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Total Bond Fund

May 31, 2014

1.800361.110

TBD-QTLY-0714

Investments May 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 32.0%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 2.8%
Auto Components - 0.1%
American Axle & Manufacturing, Inc.:
5.125% 2/15/19		$ 330,000	$ 346,500
6.25% 3/15/21		3,295,000	3,513,294
Dana Holding Corp. 6% 9/15/23		645,000	682,088
J.B. Poindexter & Co., Inc. 9% 4/1/22 (f)		1,900,000	2,080,500
PT Gadjah Tunggal Tbk 7.75% 2/6/18 (f)		1,000,000	1,052,500
Schaeffler Holding Finance BV 6.875% 8/15/18 pay-in-kind (f)(k)		2,785,000	2,941,656
			10,616,538
Automobiles - 0.1%
Chrysler Group LLC/CG Co-Issuer, Inc. 8% 6/15/19		2,555,000	2,791,338
Daimler Finance North America LLC 1.45% 8/1/16 (f)		7,526,000	7,623,289
General Motors Co. 3.5% 10/2/18 (f)		1,415,000	1,450,375
			11,865,002
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd.:
2.875% 1/15/19 (f)		1,206,000	1,237,835
4.25% 6/15/23 (f)		8,466,000	8,878,159
5.75% 6/15/43 (f)		6,102,000	7,149,976
			17,265,970
Hotels, Restaurants & Leisure - 0.3%
24 Hour Holdings III LLC 8% 6/1/22 (f)		390,000	389,513
Caesars Growth Propeties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22 (f)		1,600,000	1,614,000
FelCor Lodging LP:
5.625% 3/1/23		135,000	139,219
6.75% 6/1/19		475,000	505,875
GLP Capital LP/GLP Financing II, Inc.:
4.375% 11/1/18 (f)		1,005,000	1,042,688
5.375% 11/1/23 (f)		760,000	788,500
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (f)		6,525,000	6,786,000
MCE Finance Ltd. 5% 2/15/21 (f)		5,470,000	5,456,325
MGM Mirage, Inc. 8.625% 2/1/19		1,960,000	2,337,300
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (f)		635,000	660,400
NCL Corp. Ltd. 5% 2/15/18		3,950,000	4,078,375
NPC International, Inc./NPC Operating Co. A, Inc./NPC Operating Co. B, Inc. 10.5% 1/15/20		2,950,000	3,355,625
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc.:
8% 10/1/20 (f)		$ 3,530,000	$ 3,649,138
11% 10/1/21 (f)		1,770,000	1,845,225
Playa Resorts Holding BV 8% 8/15/20 (f)		2,265,000	2,434,875
Royal Caribbean Cruises Ltd.:
5.25% 11/15/22		4,835,000	5,016,313
7.5% 10/15/27		1,885,000	2,144,188
Scientific Games Corp. 6.625% 5/15/21 (f)(h)		2,485,000	2,447,725
Seminole Hard Rock Entertainment, Inc. 5.875% 5/15/21 (f)		3,705,000	3,705,000
Times Square Hotel Trust 8.528% 8/1/26 (f)		788,930	1,019,960
Wynn Macau Ltd. 5.25% 10/15/21 (f)		1,110,000	1,140,525
			50,556,769
Household Durables - 0.3%
D.R. Horton, Inc.:
3.625% 2/15/18		1,685,000	1,720,806
3.75% 3/1/19		1,430,000	1,435,363
4.375% 9/15/22		865,000	852,025
KB Home 4.75% 5/15/19		1,795,000	1,799,488
Lennar Corp.:
4.125% 12/1/18		1,685,000	1,714,488
4.5% 6/15/19		1,860,000	1,887,900
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20		5,225,000	5,434,000
8.5% 5/15/18 (e)		7,125,000	7,445,625
9.875% 8/15/19		2,460,000	2,709,075
Standard Pacific Corp.:
8.375% 5/15/18		7,615,000	8,985,700
10.75% 9/15/16		2,370,000	2,832,150
Toll Brothers Finance Corp.:
4% 12/31/18		1,935,000	1,993,050
4.375% 4/15/23		4,755,000	4,636,125
William Lyon Homes, Inc. 5.75% 4/15/19 (f)		360,000	368,100
			43,813,895
Media - 1.9%
Altice S.A. 7.75% 5/15/22 (f)		2,555,000	2,685,944
AOL Time Warner, Inc. 7.625% 4/15/31		500,000	693,167
Cablevision Systems Corp. 7.75% 4/15/18		4,275,000	4,830,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
CCO Holdings LLC/CCO Holdings Capital Corp. 7% 1/15/19		$ 5,660,000	$ 5,985,450
CCU Escrow Corp. 10% 1/15/18 (f)		3,090,000	2,950,950
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (f)		1,585,000	1,680,100
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (f)		2,020,000	1,999,800
Clear Channel Communications, Inc.:
4.9% 5/15/15		1,150,000	1,197,725
5.5% 12/15/16		8,480,000	8,374,000
9% 12/15/19		1,265,000	1,347,225
Clear Channel Worldwide Holdings, Inc.:
6.5% 11/15/22		1,275,000	1,356,281
6.5% 11/15/22		1,525,000	1,631,750
Cogeco Cable, Inc. 4.875% 5/1/20 (f)		2,335,000	2,375,863
Columbus International, Inc. 7.375% 3/30/21 (f)		4,600,000	4,870,250
Comcast Corp.:
4.95% 6/15/16		2,344,000	2,541,808
6.45% 3/15/37		2,196,000	2,800,603
COX Communications, Inc. 3.25% 12/15/22 (f)		4,795,000	4,709,572
DIRECTV Holdings LLC/DIRECTV Financing, Inc. 5.875% 10/1/19		5,944,000	6,944,981
Discovery Communications LLC:
3.25% 4/1/23		1,789,000	1,761,491
6.35% 6/1/40		6,392,000	7,677,591
DISH DBS Corp.:
4.25% 4/1/18		985,000	1,029,325
6.75% 6/1/21		2,435,000	2,754,594
Harron Communications LP/Harron Finance Corp. 9.125% 4/1/20 (f)		1,100,000	1,232,000
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 10% 4/1/21 (f)		4,085,000	4,667,113
MDC Partners, Inc. 6.75% 4/1/20 (f)		885,000	935,888
NBCUniversal, Inc. 5.15% 4/30/20		11,614,000	13,349,550
News America Holdings, Inc. 7.75% 12/1/45		3,932,000	5,684,142
News America, Inc.:
6.15% 3/1/37		4,759,000	5,758,509
6.15% 2/15/41		11,572,000	14,099,927
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nielsen Finance LLC/Nielsen Finance Co. 4.5% 10/1/20		$ 1,345,000	$ 1,361,813
Numericable Group SA:
4.875% 5/15/19 (f)		1,475,000	1,504,500
5.375% 5/15/22 (Reg. S)	EUR	1,850,000	2,660,528
6% 5/15/22 (f)		2,550,000	2,645,625
6.25% 5/15/24 (f)		2,360,000	2,469,150
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (f)		1,560,000	1,665,300
Starz LLC/Starz Finance Corp. 5% 9/15/19		2,565,000	2,667,600
The Nielsen Co. S.a.r.l. (Luxembourg) 5.5% 10/1/21 (f)		2,205,000	2,290,444
Thomson Reuters Corp. 1.3% 2/23/17		3,690,000	3,701,236
Time Warner Cable, Inc.:
4% 9/1/21		20,277,000	21,774,213
4.5% 9/15/42		16,108,000	15,718,799
5.5% 9/1/41		5,332,000	5,892,004
5.85% 5/1/17		3,419,000	3,859,883
5.875% 11/15/40		4,872,000	5,680,840
6.75% 7/1/18		13,763,000	16,386,861
8.25% 4/1/19		24,391,000	31,047,231
Time Warner, Inc.:
5.875% 11/15/16		368,000	410,936
6.2% 3/15/40		11,792,000	14,229,454
6.5% 11/15/36		9,243,000	11,410,696
Time, Inc. 5.75% 4/15/22 (f)		1,870,000	1,870,000
TV Azteca SA de CV 7.5% 5/25/18 (Reg. S)		1,850,000	1,972,563
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.5% 1/15/23 (f)		785,000	804,625
5.625% 4/15/23 (Reg. S)	EUR	1,500,000	2,205,747
UPCB Finance V Ltd. 7.25% 11/15/21 (f)		725,000	799,313
Viacom, Inc. 2.5% 9/1/18		1,478,000	1,514,023
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (f)		3,025,000	3,259,438
			277,729,171
Multiline Retail - 0.0%
JC Penney Corp., Inc. 7.4% 4/1/37		1,850,000	1,530,875
Marks & Spencer PLC 6.125% 12/6/21 (Reg. S)	GBP	625,000	1,201,804
			2,732,679
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.0%
Best Buy Co., Inc. 5% 8/1/18		$ 1,955,000	$ 2,033,200
Jaguar Land Rover PLC 4.125% 12/15/18 (f)		1,065,000	1,103,606
Tenedora Nemak SA de CV 5.5% 2/28/23 (f)		500,000	517,500
			3,654,306
Textiles, Apparel & Luxury Goods - 0.0%
The William Carter Co. 5.25% 8/15/21 (f)		2,085,000	2,173,613
TOTAL CONSUMER DISCRETIONARY			420,407,943
CONSUMER STAPLES - 1.2%
Beverages - 0.2%
Heineken NV:
1.4% 10/1/17 (f)		7,323,000	7,319,236
2.75% 4/1/23 (f)		7,651,000	7,357,515
7.25% 3/10/15	GBP	4,000,000	7,008,527
SABMiller Holdings, Inc. 3.75% 1/15/22 (f)		10,217,000	10,654,758
			32,340,036
Food & Staples Retailing - 0.2%
CVS Caremark Corp.:
2.25% 12/5/18		8,524,000	8,643,114
4% 12/5/23		8,525,000	8,988,555
DS Waters of America, Inc. 10% 9/1/21 (f)		890,000	987,900
ESAL GmbH 6.25% 2/5/23 (f)		5,205,000	5,172,469
Minerva Luxmbourg SA 7.75% 1/31/23 (f)		440,000	464,200
SUPERVALU, Inc. 6.75% 6/1/21		4,820,000	4,904,350
Tesco PLC 5% 3/24/23	GBP	1,500,000	2,699,352
			31,859,940
Food Products - 0.2%
ConAgra Foods, Inc.:
1.9% 1/25/18		4,611,000	4,641,954
3.2% 1/25/23		5,362,000	5,233,698
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (f)		2,100,000	2,273,250
Gruma S.A.B. de CV 7.75% (Reg. S) (g)		2,005,000	2,030,063
JBS Investments GmbH 7.25% 4/3/24 (f)		1,020,000	1,065,523
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
7.25% 6/1/21 (f)		1,785,000	1,927,800
8.25% 2/1/20 (f)		1,510,000	1,644,013
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
CONSUMER STAPLES - continued
Food Products - continued
Kazagro National Management Holding JSC 4.625% 5/24/23 (f)		$ 560,000	$ 554,400
Post Holdings, Inc. 6% 12/15/22 (f)(h)		520,000	524,550
			19,895,251
Personal Products - 0.0%
First Quality Finance Co., Inc. 4.625% 5/15/21 (f)		3,010,000	2,829,400
Tobacco - 0.6%
Altria Group, Inc.:
2.85% 8/9/22		9,573,000	9,230,574
4% 1/31/24		6,408,000	6,607,917
4.25% 8/9/42		9,573,000	8,827,426
4.75% 5/5/21		7,000,000	7,762,958
5.375% 1/31/44		10,973,000	11,901,129
9.7% 11/10/18		7,983,000	10,558,691
Reynolds American, Inc.:
3.25% 11/1/22		7,368,000	7,118,100
4.75% 11/1/42		11,385,000	10,981,800
6.15% 9/15/43		4,511,000	5,200,849
6.75% 6/15/17		3,719,000	4,298,234
7.25% 6/15/37		5,056,000	6,308,169
			88,795,847
TOTAL CONSUMER STAPLES			175,720,474
ENERGY - 4.7%
Energy Equipment & Services - 0.5%
Basic Energy Services, Inc. 7.75% 2/15/19		2,920,000	3,117,100
DCP Midstream LLC:
4.75% 9/30/21 (f)		11,333,000	11,997,726
5.35% 3/15/20 (f)		8,816,000	9,662,918
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15		10,806,000	11,279,022
5% 10/1/21		7,366,000	8,017,862
6.5% 4/1/20		738,000	867,785
Expro Finance Luxembourg SCA 8.5% 12/15/16 (f)		3,697,000	3,863,365
Exterran Holdings, Inc. 7.25% 12/1/18		3,485,000	3,681,031
Exterran Partners LP/EXLP Finance Corp.:
6% 4/1/21		3,210,000	3,258,150
6% 10/1/22 (f)		995,000	1,004,950
Forbes Energy Services Ltd. 9% 6/15/19		2,183,000	2,253,948
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Energy Equipment & Services - continued
Hornbeck Offshore Services, Inc.:
5% 3/1/21		$ 890,000	$ 874,425
5.875% 4/1/20		585,000	608,400
Offshore Group Investment Ltd.:
7.125% 4/1/23		890,000	898,900
7.5% 11/1/19		4,920,000	5,166,000
Petroliam Nasional Bhd (Petronas) 7.625% 10/15/26 (Reg. S)		920,000	1,258,258
Precision Drilling Corp. 6.625% 11/15/20		865,000	925,550
Transocean, Inc. 5.05% 12/15/16		7,572,000	8,251,973
			76,987,363
Oil, Gas & Consumable Fuels - 4.2%
Access Midstream Partners LP/ACMP Finance Corp.:
4.875% 5/15/23		2,510,000	2,622,950
4.875% 3/15/24		565,000	591,838
Afren PLC:
6.625% 12/9/20 (f)		580,000	589,860
10.25% 4/8/19 (Reg. S)		600,000	678,000
Anadarko Petroleum Corp. 6.375% 9/15/17		19,790,000	22,848,822
Approach Resources, Inc. 7% 6/15/21		3,010,000	3,081,488
Chesapeake Energy Corp.:
4.875% 4/15/22		1,465,000	1,518,106
6.125% 2/15/21		2,745,000	3,084,694
Chesapeake Midstream Partners LP/CHKM Finance Corp.:
5.875% 4/15/21		2,836,000	3,023,885
6.125% 7/15/22		1,240,000	1,351,600
ConocoPhillips Co. 5.75% 2/1/19		2,930,000	3,434,991
CONSOL Energy, Inc.:
5.875% 4/15/22 (f)		2,935,000	3,045,063
8.25% 4/1/20		1,650,000	1,794,375
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.125% 3/1/22 (f)		680,000	712,300
7.75% 4/1/19		800,000	856,000
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22		2,925,000	3,074,906
DCP Midstream Operating LP:
2.5% 12/1/17		5,924,000	6,093,000
2.7% 4/1/19		1,124,000	1,138,277
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
DCP Midstream Operating LP: - continued
3.875% 3/15/23		$ 3,639,000	$ 3,682,613
Denbury Resources, Inc. 5.5% 5/1/22		2,210,000	2,276,300
DTEK Finance BV 9.5% 4/28/15 (Reg. S)		1,090,000	1,024,600
Duke Energy Field Services:
5.375% 10/15/15 (f)		1,524,000	1,599,283
6.45% 11/3/36 (f)		13,741,000	15,711,762
El Paso Natural Gas Co. 5.95% 4/15/17		1,166,000	1,306,505
Enable Midstream Partners LP:
2.4% 5/15/19 (f)		4,028,000	4,039,452
3.9% 5/15/24 (f)		4,249,000	4,258,344
Enbridge Energy Partners LP 4.2% 9/15/21		13,331,000	14,116,196
Endeavor Energy Resources LP/EER Finance, Inc. 7% 8/15/21 (f)		4,735,000	5,007,263
Energy Partners Ltd. 8.25% 2/15/18		2,510,000	2,698,250
EP Energy LLC/Everest Acquisition Finance, Inc. 7.75% 9/1/22		2,155,000	2,416,294
Everest Acquisition LLC/Everest Acquisition Finance, Inc.:
6.875% 5/1/19		1,305,000	1,396,350
9.375% 5/1/20		5,020,000	5,766,725
Gaz Capital SA (Luxembourg) 9.25% 4/23/19 (Reg. S)		1,200,000	1,449,000
Georgian Oil & Gas Corp.:
6.875% 5/16/17 (f)		950,000	992,750
6.875% 5/16/17 (Reg. S)		200,000	209,000
Gibson Energy, Inc. 6.75% 7/15/21 (f)		1,815,000	1,964,738
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (f)		221,000	243,607
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		850,000	955,230
7% 5/5/20 (f)		1,385,000	1,598,013
9.125% 7/2/18 (f)		1,165,000	1,415,405
KazMunaiGaz National Co.:
4.4% 4/30/23 (f)		765,000	756,983
5.75% 4/30/43 (f)		1,565,000	1,516,094
Marathon Petroleum Corp. 5.125% 3/1/21		10,178,000	11,586,513
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (f)		10,834,000	10,927,248
Motiva Enterprises LLC:
5.75% 1/15/20 (f)		4,187,000	4,787,248
6.85% 1/15/40 (f)		5,937,000	7,875,680
Naftogaz of Ukraine NJSC 9.5% 9/30/14		665,000	635,075
Nakilat, Inc. 6.067% 12/31/33 (f)		1,975,000	2,135,370
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Nexen, Inc. 5.2% 3/10/15		$ 1,133,000	$ 1,173,581
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20		3,870,000	4,160,250
Nostrum Oil & Gas Finance BV 6.375% 2/14/19 (f)		1,200,000	1,239,000
Pacific Rubiales Energy Corp.:
5.375% 1/26/19 (f)		590,000	614,338
7.25% 12/12/21 (f)		1,751,000	1,939,233
Pan American Energy LLC 7.875% 5/7/21 (f)		1,003,000	1,033,090
Parsley Energy LLC/ Parsley 7.5% 2/15/22 (f)		3,130,000	3,309,975
Pemex Project Funding Master Trust 6.625% 6/15/35		870,000	1,017,900
Petro-Canada 6.05% 5/15/18		3,850,000	4,467,706
Petrobras Global Finance BV:
2.3665% 1/15/19 (k)		1,560,000	1,550,250
3% 1/15/19		1,920,000	1,877,760
3.25% 3/17/17		26,028,000	26,603,219
4.375% 5/20/23		20,096,000	19,201,226
4.875% 3/17/20		26,028,000	26,756,784
5.625% 5/20/43		18,504,000	16,617,591
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17		5,000,000	5,128,420
3.875% 1/27/16		10,192,000	10,515,086
5.375% 1/27/21		28,981,000	30,089,581
5.75% 1/20/20		10,620,000	11,310,300
6.875% 1/20/40		1,125,000	1,181,250
7.875% 3/15/19		14,017,000	16,382,369
8.375% 12/10/18		775,000	921,281
Petroleos de Venezuela SA:
4.9% 10/28/14		3,050,000	3,010,350
6% 11/15/26 (f)		600,000	360,000
8.5% 11/2/17 (f)		7,760,000	7,139,200
9.75% 5/17/35 (f)		2,140,000	1,626,400
12.75% 2/17/22 (f)		1,275,000	1,233,563
Petroleos Mexicanos:
3.125% 1/23/19 (f)		1,776,000	1,829,280
3.5% 7/18/18		14,963,000	15,539,076
3.5% 1/30/23		11,489,000	11,173,053
4.875% 1/24/22		14,642,000	15,740,150
4.875% 1/18/24		4,601,000	4,900,065
4.875% 1/18/24 (f)		8,471,000	9,021,615
5.5% 1/21/21		12,069,000	13,487,108
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petroleos Mexicanos: - continued
5.5% 6/27/44		$ 21,979,000	$ 22,665,844
6% 3/5/20		1,008,000	1,149,624
6.375% 1/23/45 (f)		13,392,000	15,417,540
6.5% 6/2/41		22,517,000	26,322,373
6.625% (f)(g)		4,145,000	4,315,981
8% 5/3/19		290,000	357,715
Petroleum Co. of Trinidad & Tobago Ltd. 6% 5/8/22 (f)		333,333	354,583
Phillips 66 Co. 4.3% 4/1/22		12,618,000	13,696,069
Plains All American Pipeline LP/PAA Finance Corp.:
3.65% 6/1/22		5,217,000	5,393,940
6.125% 1/15/17		6,185,000	6,962,065
PT Adaro Indonesia 7.625% 10/22/19 (f)		1,875,000	1,980,000
PT Pertamina Persero:
4.3% 5/20/23 (f)		400,000	381,500
4.3% 5/20/23 (Reg S.)		200,000	190,750
4.875% 5/3/22 (f)		845,000	846,099
5.25% 5/23/21 (f)		815,000	845,563
5.625% 5/20/43 (f)		500,000	463,750
5.625% 5/20/43 (Reg. S)		200,000	185,500
6% 5/3/42 (f)		1,095,000	1,051,200
6.5% 5/27/41 (f)		1,500,000	1,533,750
Rice Energy, Inc. 6.25% 5/1/22 (f)		3,335,000	3,364,181
Rosetta Resources, Inc. 5.875% 6/1/24		535,000	544,363
Samson Investment Co. 10.75% 2/15/20 (f)		7,605,000	7,947,225
SemGroup Corp. 7.5% 6/15/21		6,105,000	6,578,138
Sinopec Group Overseas Development Ltd. 2.625% 10/17/20 (Reg. S)	EUR	1,900,000	2,678,946
Southeast Supply Header LLC 4.85% 8/15/14 (f)		367,000	369,708
Spectra Energy Capital, LLC 5.65% 3/1/20		308,000	345,579
Spectra Energy Partners, LP:
2.95% 6/15/16		4,717,000	4,908,779
2.95% 9/25/18		1,960,000	2,035,156
4.6% 6/15/21		2,694,000	2,961,210
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.25% 11/15/23		1,155,000	1,091,475
5.25% 5/1/23		1,140,000	1,165,650
6.375% 8/1/22		420,000	450,450
6.875% 2/1/21		685,000	734,663
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Tesoro Logistics LP/Tesoro Logistics Finance Corp. 6.125% 10/15/21		$ 505,000	$ 532,775
Western Gas Partners LP 5.375% 6/1/21		14,766,000	16,687,677
Western Refining, Inc. 6.25% 4/1/21		4,085,000	4,248,400
Whiting Petroleum Corp. 5% 3/15/19		2,815,000	2,966,306
Williams Partners LP:
4.125% 11/15/20		2,399,000	2,560,628
4.3% 3/4/24		8,588,000	8,911,141
YPF SA:
8.75% 4/4/24 (f)		1,190,000	1,236,172
8.875% 12/19/18 (f)		1,895,000	2,008,700
Zhaikmunai International BV 7.125% 11/13/19 (f)		1,145,000	1,204,540
			625,683,804
TOTAL ENERGY			702,671,167
FINANCIALS - 13.9%
Banks - 4.8%
Banco Daycoval SA 5.75% 3/19/19 (f)		575,000	599,438
Banco de Galicia y Buenos Aires SA 16% 1/1/19 (Reg. S)		115,000	121,900
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (f)		12,355,000	12,602,100
Bank Nederlandse Gemeenten NV 1.375% 9/27/17 (f)		4,500,000	4,538,736
Bank of America Corp.:
3.3% 1/11/23		31,429,000	30,911,522
3.875% 3/22/17		25,777,000	27,576,982
4.1% 7/24/23		11,481,000	11,858,048
5.65% 5/1/18		8,780,000	9,982,816
5.75% 12/1/17		21,955,000	24,864,564
6.5% 8/1/16		9,000,000	10,018,404
Bank of America NA 5.3% 3/15/17		3,467,000	3,819,833
Barclays Bank PLC:
2.5% 2/20/19		7,200,000	7,322,314
4.25% 1/12/22	GBP	4,000,000	7,325,651
BBVA Paraguay SA 9.75% 2/11/16 (f)		1,145,000	1,225,150
BPCE SA 5.7% 10/22/23 (f)		3,800,000	4,108,970
CIT Group, Inc.:
3.875% 2/19/19		1,430,000	1,446,088
5.25% 3/15/18		535,000	574,456
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
CIT Group, Inc.: - continued
5.5% 2/15/19 (f)		$ 1,915,000	$ 2,068,200
Citigroup, Inc.:
1.3% 11/15/16		17,175,000	17,243,511
3.375% 3/1/23		5,193,000	5,143,049
3.953% 6/15/16		11,847,000	12,535,097
4.05% 7/30/22		5,303,000	5,416,224
4.75% 5/19/15		12,211,000	12,686,020
5.3% 5/6/44		23,654,000	24,140,019
5.5% 9/13/25		4,478,000	4,944,043
6.125% 5/15/18		3,779,000	4,369,503
Credit Suisse AG 6% 2/15/18		18,058,000	20,661,729
Danske Bank A/S 3.75% 4/1/15 (f)		2,500,000	2,564,675
Development Bank of Kazakhstan JSC 4.125% 12/10/22 (f)		820,000	781,214
Development Bank of Philippines 8.375% (g)(k)		1,655,000	1,769,703
Discover Bank:
4.2% 8/8/23		7,852,000	8,265,314
7% 4/15/20		2,030,000	2,445,513
8.7% 11/18/19		2,958,000	3,763,218
FBN Finance Co. BV 8.25% 8/7/20 (f)(k)		580,000	603,200
Fifth Third Bancorp:
4.5% 6/1/18		798,000	873,566
8.25% 3/1/38		4,667,000	6,851,217
Finansbank A/S:
5.5% 5/11/16 (Reg. S)		1,300,000	1,322,750
6.25% 4/30/19 (f)		1,475,000	1,518,070
Georgia Bank Joint Stock Co.:
7.75% 7/5/17 (f)		1,600,000	1,704,000
7.75% 7/5/17 (Reg. S)		350,000	372,750
HBOS PLC 6.75% 5/21/18 (f)		6,067,000	6,999,819
HSBC Bank PLC 5% 3/20/23 (k)	GBP	1,400,000	2,499,120
HSBC Holdings PLC:
4.25% 3/14/24		6,192,000	6,369,909
5.25% 3/14/44		4,487,000	4,735,598
HSBC U.S.A., Inc. 1.625% 1/16/18		11,125,000	11,166,341
HSBK BV:
7.25% 5/3/17 (f)		835,000	901,800
7.25% 5/3/17 (Reg. S)		250,000	270,000
Huntington Bancshares, Inc. 7% 12/15/20		2,851,000	3,466,348
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Itau Unibanco Holding SA 6.2% 12/21/21 (f)		$ 235,000	$ 251,450
JPMorgan Chase & Co.:
1.625% 5/15/18		12,580,000	12,506,495
2% 8/15/17		11,000,000	11,189,739
3.25% 9/23/22		18,423,000	18,418,155
4.35% 8/15/21		13,339,000	14,520,542
4.5% 1/24/22		22,046,000	24,078,200
4.95% 3/25/20		17,148,000	19,317,822
KeyBank NA:
5.45% 3/3/16		3,939,000	4,255,830
5.8% 7/1/14		9,490,000	9,529,716
6.95% 2/1/28		1,977,000	2,473,269
Magyar Export-Import Bank 5.5% 2/12/18 (f)		150,000	159,743
Marshall & Ilsley Bank:
4.85% 6/16/15		4,520,000	4,728,652
5% 1/17/17		14,669,000	15,909,163
Rabobank Nederland:
4.625% 5/23/29 (Reg. S)	GBP	2,350,000	3,927,135
6.875% 3/19/20 (Reg. S)	EUR	2,500,000	4,073,092
Regions Bank:
6.45% 6/26/37		24,618,000	29,092,322
7.5% 5/15/18		24,647,000	29,345,704
Regions Financial Corp.:
2% 5/15/18		13,127,000	13,087,908
5.75% 6/15/15		2,005,000	2,103,305
7.75% 11/10/14		6,404,000	6,596,146
Royal Bank of Scotland Group PLC:
5.125% 5/28/24		31,953,000	31,932,358
6% 12/19/23		15,025,000	16,102,818
6.1% 6/10/23		16,183,000	17,531,578
6.125% 12/15/22		24,107,000	26,227,379
SB Capital SA 5.5% 2/26/24 (f)(k)		585,000	564,233
Synovus Financial Corp.:
5.125% 6/15/17		365,000	382,338
7.875% 2/15/19		745,000	854,888
UniCredit SpA 5.75% 10/28/25 (Reg. S) (e)	EUR	1,500,000	2,277,591
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		540,000	581,970
Wachovia Bank NA 6% 11/15/17		2,243,000	2,580,379
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Banks - continued
Wachovia Corp. 5.75% 6/15/17		$ 2,933,000	$ 3,324,696
Wells Fargo & Co.:
1.25% 7/20/16		34,000,000	34,333,472
3.676% 6/15/16		4,301,000	4,550,170
4.48% 1/16/24		4,804,000	5,083,367
Yapi ve Kredi Bankasi A/S:
5.25% 12/3/18 (f)		410,000	421,767
6.75% 2/8/17 (f)		1,480,000	1,595,736
Zenith Bank PLC 6.25% 4/22/19 (f)		845,000	832,325
			712,089,945
Capital Markets - 1.5%
Affiliated Managers Group, Inc. 4.25% 2/15/24		4,446,000	4,598,316
Bank Nederlandse Gemeenten NV 1% 3/19/19 (Reg S.)	EUR	1,550,000	2,132,291
Goldman Sachs Group, Inc.:
1.748% 9/15/17		42,024,000	42,012,364
2.625% 1/31/19		27,086,000	27,449,521
2.9% 7/19/18		17,494,000	18,079,857
5.25% 7/27/21		17,105,000	19,208,795
5.625% 1/15/17		3,200,000	3,536,563
5.95% 1/18/18		4,975,000	5,667,784
Lazard Group LLC:
4.25% 11/14/20		5,598,000	5,868,283
6.85% 6/15/17		4,817,000	5,489,068
Morgan Stanley:
2.125% 4/25/18		12,586,000	12,696,908
4.875% 11/1/22		14,724,000	15,751,647
5% 11/24/25		3,189,000	3,379,591
5.45% 1/9/17		13,970,000	15,428,426
5.625% 9/23/19		12,714,000	14,628,271
5.75% 1/25/21		13,447,000	15,550,313
6.625% 4/1/18		16,118,000	18,869,536
			230,347,534
Consumer Finance - 1.2%
Ally Financial, Inc. 4.75% 9/10/18		1,250,000	1,328,125
Capital One Financial Corp. 2.45% 4/24/19		10,550,000	10,650,921
Credito Real S.A.B. de CV 7.5% 3/13/19 (f)		570,000	615,600
Discover Financial Services:
3.85% 11/21/22		10,130,000	10,281,281
5.2% 4/27/22		12,545,000	13,883,451
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services: - continued
6.45% 6/12/17		$ 10,366,000	$ 11,825,077
Ford Motor Credit Co. LLC:
1.5% 1/17/17		7,229,000	7,264,993
1.7% 5/9/16		19,473,000	19,765,114
2.875% 10/1/18		13,000,000	13,431,223
General Electric Capital Corp.:
1% 12/11/15		10,247,000	10,336,272
4.625% 1/7/21		5,706,000	6,363,902
5.625% 9/15/17		5,858,000	6,641,525
5.625% 5/1/18		25,000,000	28,716,425
Hyundai Capital America:
1.45% 2/6/17 (f)		14,591,000	14,654,062
1.625% 10/2/15 (f)		9,515,000	9,616,639
1.875% 8/9/16 (f)		2,974,000	3,021,947
2.125% 10/2/17 (f)		5,048,000	5,125,987
2.875% 8/9/18 (f)		5,276,000	5,453,986
SLM Corp.:
4.875% 6/17/19		2,160,000	2,214,000
5.5% 1/15/19		2,025,000	2,131,902
8% 3/25/20		950,000	1,097,250
8.45% 6/15/18		940,000	1,106,850
			185,526,532
Diversified Financial Services - 1.1%
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
2.75% 5/15/17 (f)		2,005,000	2,017,531
3.75% 5/15/19 (f)		1,840,000	1,851,500
4.5% 5/15/21 (f)		1,775,000	1,788,313
Aquarius Investments Luxemburg 8.25% 2/18/16		1,425,000	1,474,728
Biz Finance PLC 8.375% 4/27/15 (Reg. S)		2,975,000	2,751,875
BP Capital Markets PLC:
3.814% 2/10/24		11,032,000	11,411,997
4.742% 3/11/21		8,800,000	9,879,602
City of Buenos Aires 9.95% 3/1/17 (f)		1,423,000	1,458,575
Comcel Trust 6.875% 2/6/24 (f)		605,000	647,350
European Financial Stability Facility:
0.875% 4/16/18 (Reg. S)	EUR	5,320,000	7,342,549
2.625% 5/2/19 (Reg S.)	EUR	540,000	802,696
Five Corners Funding Trust 4.419% 11/15/23 (f)		12,460,000	13,175,478
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Diversified Financial Services - continued
General Motors Financial Co., Inc.:
3.25% 5/15/18		$ 1,775,000	$ 1,801,625
4.75% 8/15/17		1,400,000	1,494,500
GTB Finance BV:
6% 11/8/18 (f)		1,225,000	1,200,500
7.5% 5/19/16 (f)		845,000	881,335
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.5% 3/15/17		1,005,000	1,016,306
4.875% 3/15/19		3,185,000	3,260,644
5.875% 2/1/22		4,075,000	4,238,000
6% 8/1/20		4,745,000	5,100,875
ILFC E-Capital Trust I 5.21% 12/21/65 (f)(k)		3,955,000	3,856,125
ILFC E-Capital Trust II 6.25% 12/21/65 (f)(k)		3,530,000	3,485,875
Imperial Tobacco Finance 9% 2/17/22	GBP	2,000,000	4,526,276
Indo Energy Finance BV 7% 5/7/18 (f)		500,000	486,250
JPMorgan Chase Bank 6% 10/1/17		11,313,000	12,892,340
KfW:
2.125% 8/15/23	EUR	4,300,000	6,207,822
4.875% 3/15/37	GBP	2,080,000	4,273,503
Magnesita Finance Ltd. 8.625% (f)(g)		650,000	632,938
Mozambique Ematum Finance 2020 6.305% 9/11/20 (Reg. S)		1,220,000	1,226,100
Nationwide Building Society 5.625% 1/28/26 (Reg. S)	GBP	4,000,000	8,157,542
NSG Holdings II, LLC 7.75% 12/15/25 (f)		10,130,000	10,965,725
Perusahaan Penerbit SBSN 6.125% 3/15/19 (f)		845,000	943,231
Porterbrook Rail Finance Ltd.:
4.625% 4/4/29	GBP	1,400,000	2,414,593
5.5% 4/20/19	GBP	1,500,000	2,779,634
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (f)		13,462,000	13,533,658
Sabic Capital I BV 2.75% 11/20/20 (Reg. S)	EUR	850,000	1,220,956
TECO Finance, Inc.:
4% 3/15/16		2,562,000	2,706,433
5.15% 3/15/20		3,761,000	4,246,902
TMK Capital SA 7.75% 1/27/18		2,700,000	2,754,000
TransUnion Holding Co., Inc. 8.125% 6/15/18 pay-in-kind (k)		4,915,000	5,131,260
			166,037,142
Insurance - 1.6%
AIA Group Ltd. 2.25% 3/11/19 (f)		2,566,000	2,568,402
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
American International Group, Inc.:
4.875% 9/15/16		$ 7,990,000	$ 8,681,678
4.875% 6/1/22		3,590,000	4,012,895
5.6% 10/18/16		10,702,000	11,820,017
Aon Corp.:
3.125% 5/27/16		11,274,000	11,773,427
3.5% 9/30/15		4,451,000	4,615,660
5% 9/30/20		3,854,000	4,349,432
Aquarius + Investments PLC for Swiss Reinsurance Co. Ltd. 6.375% 9/1/24 (k)		3,600,000	3,817,800
Assicurazioni Generali SpA 7.75% 12/12/42 (k)	EUR	2,000,000	3,421,507
Axis Capital Holdings Ltd. 5.75% 12/1/14		558,000	572,342
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (f)(k)		1,859,000	1,924,065
Hartford Financial Services Group, Inc.:
5.125% 4/15/22		14,787,000	16,825,211
5.375% 3/15/17		194,000	215,372
Legal & General Group PLC 10% 7/23/41 (k)	GBP	1,000,000	2,254,355
Liberty Mutual Group, Inc.:
5% 6/1/21 (f)		12,644,000	13,998,564
6.5% 3/15/35 (f)		1,741,000	2,123,651
Marsh & McLennan Companies, Inc. 4.8% 7/15/21		7,090,000	7,902,833
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (f)		3,840,000	4,377,469
MetLife, Inc.:
3.048% 12/15/22		12,433,000	12,307,812
4.368% 9/15/23		9,625,000	10,385,183
4.75% 2/8/21		4,032,000	4,525,130
6.75% 6/1/16		7,610,000	8,507,052
Metropolitan Life Global Funding I 3% 1/10/23 (f)		7,896,000	7,834,751
Pacific Life Insurance Co. 9.25% 6/15/39 (f)		7,041,000	10,653,688
Pacific LifeCorp:
5.125% 1/30/43 (f)		15,436,000	16,054,027
6% 2/10/20 (f)		12,654,000	14,538,699
Prudential Financial, Inc.:
2.3% 8/15/18		1,622,000	1,654,039
4.5% 11/16/21		6,390,000	7,037,582
6.2% 11/15/40		4,318,000	5,411,866
7.375% 6/15/19		3,230,000	4,018,575
Symetra Financial Corp. 6.125% 4/1/16 (f)		6,375,000	6,832,534
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Insurance - continued
Unum Group:
5.625% 9/15/20		$ 8,386,000	$ 9,694,904
5.75% 8/15/42		16,937,000	19,657,048
7.125% 9/30/16		587,000	669,400
			245,036,970
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22		4,025,000	4,277,903
American Campus Communities Operating Partnership LP 3.75% 4/15/23		3,491,000	3,435,696
AvalonBay Communities, Inc.:
3.625% 10/1/20		5,005,000	5,271,731
4.2% 12/15/23		12,000,000	12,706,680
Boston Properties, Inc. 3.85% 2/1/23		14,583,000	15,088,301
Camden Property Trust:
2.95% 12/15/22		4,796,000	4,636,202
4.25% 1/15/24		9,191,000	9,652,278
CommonWealth REIT 5.875% 9/15/20		2,130,000	2,332,535
Crown Castle International Corp. 4.875% 4/15/22		2,670,000	2,756,775
Developers Diversified Realty Corp.:
4.625% 7/15/22		8,808,000	9,469,542
4.75% 4/15/18		11,273,000	12,323,700
7.5% 4/1/17		5,574,000	6,459,201
7.875% 9/1/20		323,000	411,180
9.625% 3/15/16		3,691,000	4,241,753
Duke Realty LP:
3.625% 4/15/23		6,287,000	6,240,539
3.875% 10/15/22		11,543,000	11,745,718
4.375% 6/15/22		7,323,000	7,734,245
5.95% 2/15/17		1,109,000	1,236,580
6.5% 1/15/18		3,795,000	4,363,248
6.75% 3/15/20		10,379,000	12,418,411
8.25% 8/15/19		75,000	94,684
Equity One, Inc.:
3.75% 11/15/22		18,100,000	17,991,889
5.375% 10/15/15		1,403,000	1,487,423
6% 9/15/17		1,212,000	1,360,398
6.25% 1/15/17		1,027,000	1,142,718
Federal Realty Investment Trust:
5.9% 4/1/20		2,504,000	2,952,499
6.2% 1/15/17		620,000	698,403
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hammerson PLC 4.875% 6/19/15	EUR	3,500,000	$ 4,973,192
HCP, Inc. 3.75% 2/1/16		$ 6,084,000	6,383,765
Health Care REIT, Inc.:
2.25% 3/15/18		5,151,000	5,231,721
4.7% 9/15/17		1,538,000	1,688,419
Highwoods/Forsyth LP 5.85% 3/15/17		615,000	685,475
HRPT Properties Trust:
5.75% 11/1/15		2,386,000	2,473,261
6.25% 6/15/17		1,232,000	1,326,807
6.65% 1/15/18		867,000	950,387
Lexington Corporate Properties Trust 4.4% 6/15/24		4,608,000	4,654,241
MPT Operating Partnership LP/MPT Finance Corp.:
6.375% 2/15/22		285,000	305,663
6.875% 5/1/21		1,760,000	1,918,400
Omega Healthcare Investors, Inc.:
4.95% 4/1/24 (f)		3,875,000	3,897,587
5.875% 3/15/24		290,000	302,180
6.75% 10/15/22		345,000	373,463
Retail Opportunity Investments Partnership LP 5% 12/15/23		2,030,000	2,167,776
Senior Housing Properties Trust 6.75% 4/15/20		250,000	290,639
Simon Property Group LP 4.125% 12/1/21		7,287,000	7,899,757
The Geo Group, Inc. 5.875% 1/15/22		2,630,000	2,722,050
Weingarten Realty Investors 3.375% 10/15/22		2,729,000	2,682,375
			213,457,390
Real Estate Management & Development - 2.2%
BioMed Realty LP:
2.625% 5/1/19		2,390,000	2,404,689
3.85% 4/15/16		11,000,000	11,572,319
4.25% 7/15/22		5,809,000	6,007,964
6.125% 4/15/20		3,429,000	3,977,355
Brandywine Operating Partnership LP:
3.95% 2/15/23		12,775,000	12,900,054
4.95% 4/15/18		9,780,000	10,668,758
5.7% 5/1/17		7,049,000	7,799,958
6% 4/1/16		2,699,000	2,924,731
7.5% 5/15/15		1,584,000	1,681,994
CBRE Group, Inc.:
5% 3/15/23		465,000	468,488
6.625% 10/15/20		285,000	302,100
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Citycon Oyj 3.75% 6/24/20 (Reg. S)	EUR	2,500,000	$ 3,702,179
Deutsche Annington Finance BV 4.625% 4/8/74 (Reg S.) (k)	EUR	1,500,000	2,067,830
Digital Realty Trust LP:
4.5% 7/15/15		$ 4,981,000	5,139,182
5.25% 3/15/21		5,708,000	6,147,670
ERP Operating LP:
4.625% 12/15/21		17,159,000	18,955,359
4.75% 7/15/20		7,700,000	8,621,605
5.25% 9/15/14		1,310,000	1,327,246
5.375% 8/1/16		2,768,000	3,036,266
5.75% 6/15/17		14,407,000	16,317,224
Essex Portfolio LP:
3.875% 5/1/24 (f)		8,802,000	8,981,077
5.5% 3/15/17 (f)		3,597,000	4,000,263
Host Hotels & Resorts LP:
4.75% 3/1/23		150,000	160,401
5.875% 6/15/19		150,000	162,007
6% 11/1/20		105,000	114,923
Howard Hughes Corp. 6.875% 10/1/21 (f)		2,035,000	2,187,625
Hunt Companies, Inc. 9.625% 3/1/21 (f)		715,000	732,875
Inversiones y Representaciones SA:
8.5% 2/2/17 (Reg. S)		65,000	65,163
11.5% 7/20/20 (Reg. S)		5,000	5,475
KWG Property Holding Ltd. 12.5% 8/18/17 (f)		610,000	654,225
Liberty Property LP:
3.375% 6/15/23		6,574,000	6,424,428
4.125% 6/15/22		6,280,000	6,539,728
4.4% 2/15/24		13,017,000	13,691,905
4.75% 10/1/20		11,282,000	12,325,890
5.125% 3/2/15		1,405,000	1,451,483
5.5% 12/15/16		1,891,000	2,073,954
6.625% 10/1/17		4,835,000	5,554,801
Mack-Cali Realty LP:
2.5% 12/15/17		9,223,000	9,352,583
3.15% 5/15/23		14,735,000	13,463,281
4.5% 4/18/22		4,072,000	4,117,334
5.8% 1/15/16		10,000,000	10,702,180
7.75% 8/15/19		700,000	837,666
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mid-America Apartments LP:
4.3% 10/15/23		$ 2,224,000	$ 2,313,636
6.05% 9/1/16 (f)		2,000,000	2,200,078
Post Apartment Homes LP 3.375% 12/1/22		2,570,000	2,505,352
Prime Property Funding, Inc.:
5.125% 6/1/15 (f)		2,806,000	2,913,843
5.7% 4/15/17 (f)		4,546,000	4,926,368
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (f)		1,335,000	1,338,338
Reckson Operating Partnership LP 6% 3/31/16		7,123,000	7,700,113
Regency Centers LP:
5.25% 8/1/15		6,456,000	6,792,364
5.875% 6/15/17		2,874,000	3,240,975
Tanger Properties LP:
3.875% 12/1/23		4,812,000	4,925,582
6.125% 6/1/20		14,318,000	16,885,003
Ventas Realty LP:
1.55% 9/26/16		7,655,000	7,750,182
3.75% 5/1/24		20,000,000	20,172,260
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18		8,050,000	8,157,250
4% 4/30/19		3,747,000	4,032,087
4.25% 3/1/22		300,000	319,327
			325,794,996
Thrifts & Mortgage Finance - 0.1%
Coventry Building Society 4.625% 4/19/18 (Reg. S)	GBP	4,000,000	7,331,229
Ocwen Financial Corp. 6.625% 5/15/19 (f)		1,900,000	1,923,750
Wrightwood Capital LLC 1.9% 4/20/20 (c)		5,470	10,119
			9,265,098
TOTAL FINANCIALS			2,087,555,607
HEALTH CARE - 1.4%
Biotechnology - 0.2%
Amgen, Inc.:
1.25% 5/22/17		14,862,000	14,859,518
2.2% 5/22/19		14,136,000	14,136,707
			28,996,225
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp. 7.75% 2/15/19		$ 435,000	$ 464,363
DJO Finance LLC/DJO Finance Corp.:
7.75% 4/15/18		925,000	966,625
8.75% 3/15/18		1,590,000	1,709,250
9.875% 4/15/18		1,180,000	1,271,450
			4,411,688
Health Care Providers & Services - 0.8%
Aetna, Inc. 2.75% 11/15/22		6,873,000	6,639,036
Community Health Systems, Inc.:
5.125% 8/15/18		2,110,000	2,218,138
5.125% 8/1/21 (f)		635,000	644,525
6.875% 2/1/22 (f)		1,275,000	1,341,938
8% 11/15/19		4,755,000	5,218,613
Coventry Health Care, Inc.:
5.95% 3/15/17		1,747,000	1,970,880
6.3% 8/15/14		3,618,000	3,660,276
Emergency Medical Services Corp. 8.125% 6/1/19		2,992,000	3,179,000
Express Scripts Holding Co. 4.75% 11/15/21		22,009,000	24,371,292
Fresenius Medical Care U.S. Finance II, Inc. 5.625% 7/31/19 (f)		1,670,000	1,822,388
HCA Holdings, Inc.:
3.75% 3/15/19		2,160,000	2,197,800
5% 3/15/24		2,970,000	3,014,550
8% 10/1/18		2,460,000	2,933,550
HealthSouth Corp. 7.25% 10/1/18		3,744,000	3,935,880
Medco Health Solutions, Inc.:
2.75% 9/15/15		1,176,000	1,206,762
4.125% 9/15/20		7,486,000	8,053,888
MPH Acquisition Holdings LLC 6.625% 4/1/22 (f)		450,000	466,875
Sabra Health Care LP/Sabra Capital Corp.:
5.375% 6/1/23		500,000	512,500
5.5% 2/1/21		5,070,000	5,323,500
Tenet Healthcare Corp.:
5% 3/1/19 (f)		785,000	800,700
6% 10/1/20		860,000	924,500
6.25% 11/1/18		825,000	909,563
8.125% 4/1/22		6,715,000	7,638,313
UnitedHealth Group, Inc.:
2.75% 2/15/23		2,398,000	2,333,810
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
2.875% 3/15/23		$ 16,114,000	$ 15,808,462
WellPoint, Inc. 3.3% 1/15/23		6,442,000	6,416,380
			113,543,119
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17		3,107,000	3,117,054
2.4% 2/1/19		1,959,000	1,983,260
4.15% 2/1/24		3,010,000	3,168,151
			8,268,465
Pharmaceuticals - 0.4%
AbbVie, Inc.:
1.75% 11/6/17		13,509,000	13,623,124
2.9% 11/6/22		13,855,000	13,627,321
Grifols Worldwide Operations Ltd. 5.25% 4/1/22 (f)		1,265,000	1,309,275
Mylan, Inc. 1.35% 11/29/16		3,628,000	3,646,249
Perrigo Co. PLC:
1.3% 11/8/16 (f)		2,954,000	2,955,007
2.3% 11/8/18 (f)		3,161,000	3,171,738
Valeant Pharmaceuticals International:
6.75% 8/15/18 (f)		2,555,000	2,759,400
6.875% 12/1/18 (f)		1,710,000	1,799,775
Watson Pharmaceuticals, Inc. 1.875% 10/1/17		4,757,000	4,809,084
Zoetis, Inc.:
1.875% 2/1/18		2,006,000	2,013,492
3.25% 2/1/23		4,892,000	4,832,440
			54,546,905
TOTAL HEALTH CARE			209,766,402
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc.:
4.95% 6/1/14 (f)		572,000	572,000
6.375% 6/1/19 (f)		8,071,000	9,362,053
British Aerospace PLC 10.75% 11/24/14	GBP	2,500,000	4,374,589
DigitalGlobe, Inc. 5.25% 2/1/21		6,490,000	6,376,425
TransDigm, Inc.:
5.5% 10/15/20		4,530,000	4,552,650
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm, Inc.: - continued
6% 7/15/22 (f)(h)		$ 885,000	$ 891,638
6.5% 7/15/24 (f)(h)		870,000	883,050
Triumph Group, Inc.:
4.875% 4/1/21		1,040,000	1,034,800
5.25% 6/1/22 (f)(h)		375,000	377,813
			28,425,018
Airlines - 0.2%
Air Canada:
6.625% 5/15/18 (f)		1,465,000	1,521,110
7.75% 4/15/21 (f)		1,440,000	1,485,000
American Airlines, Inc. pass-thru certificates Series 2013-1B Class B, 5.625% 1/15/21 (f)		228,117	236,101
Continental Airlines, Inc.:
pass-thru trust certificates 9.798% 4/1/21		277,924	320,308
6.125% 4/29/18 (f)		240,000	255,600
6.648% 3/15/19		1,569,862	1,699,376
6.9% 7/2/19		610,809	661,201
9.25% 5/10/17		1,685,988	1,892,521
Delta Air Lines, Inc. pass-thru trust certificates:
6.375% 7/2/17 (f)		1,515,000	1,622,944
6.75% 5/23/17		1,515,000	1,624,838
8.954% 8/10/14		1,375,970	1,396,610
Northwest Airlines, Inc. pass-thru trust certificates 8.028% 11/1/17		531,951	601,104
U.S. Airways Group, Inc. 6.125% 6/1/18		1,480,000	1,554,000
U.S. Airways pass-thru certificates:
Series 2012-2C, 5.45% 6/3/18		1,690,000	1,736,475
Series 2013-1 Class B, 5.375% 5/15/23		335,000	343,375
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18		1,435,246	1,543,794
8.36% 1/20/19		1,117,929	1,263,260
United Air Lines, Inc. pass-thru trust certificates:
Class B, 7.336% 7/2/19		711,598	779,200
12% 1/15/16 (f)		383,708	433,590
United Continental Holdings, Inc.:
6% 12/1/20		2,600,000	2,710,500
6% 7/15/26		1,720,000	1,694,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Airlines - continued
United Continental Holdings, Inc.: - continued
6% 7/15/28		$ 1,725,000	$ 1,677,563
6.375% 6/1/18		140,000	150,850
			27,203,520
Building Products - 0.1%
Building Materials Corp. of America:
6.75% 5/1/21 (f)		2,030,000	2,192,400
6.875% 8/15/18 (f)		3,055,000	3,179,109
HD Supply, Inc. 7.5% 7/15/20		3,775,000	4,095,875
Masco Corp. 5.95% 3/15/22		740,000	813,075
			10,280,459
Commercial Services & Supplies - 0.2%
ADS Waste Holdings, Inc. 8.25% 10/1/20		3,640,000	3,940,300
ADT Corp.:
2.25% 7/15/17		740,000	732,600
4.125% 4/15/19		2,140,000	2,155,836
4.125% 6/15/23		735,000	687,225
6.25% 10/15/21		2,065,000	2,173,413
APX Group, Inc.:
6.375% 12/1/19		3,650,000	3,741,250
8.75% 12/1/20		4,405,000	4,493,100
Brand Energy & Infrastructure Services, Inc. 8.5% 12/1/21 (f)		4,560,000	4,833,600
Garda World Security Corp.:
7.25% 11/15/21 (f)		1,270,000	1,335,088
7.25% 11/15/21 (f)		400,000	420,500
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (f)		3,300,000	3,498,000
Office Depot de Mexico SA de CV 6.875% 9/20/20 (f)		770,000	819,088
R.R. Donnelley & Sons Co.:
6.5% 11/15/23		1,280,000	1,344,000
7% 2/15/22		660,000	722,700
Securitas AB 2.625% 2/22/21 (Reg. S)	EUR	3,850,000	5,425,514
Tervita Corp. 10.875% 2/15/18 (f)		400,000	393,080
			36,715,294
Construction & Engineering - 0.0%
Cementos Progreso Trust 7.125% 11/6/23 (f)		595,000	630,700
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Construction & Engineering - continued
MasTec, Inc. 4.875% 3/15/23		$ 1,255,000	$ 1,207,938
Odebrecht Finance Ltd. 7.5% (f)(g)		2,880,000	2,995,200
			4,833,838
Industrial Conglomerates - 0.1%
General Electric Co. 5.25% 12/6/17		17,730,000	20,059,970
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (f)		1,340,000	1,433,800
Schaeffler Finance BV 4.25% 5/15/21 (f)		1,345,000	1,341,638
			2,775,438
Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (f)		2,305,000	2,414,488
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (f)		4,275,000	4,355,156
8.125% 2/15/19		890,000	923,375
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (f)		885,000	897,698
			8,590,717
Professional Services - 0.0%
FTI Consulting, Inc. 6.75% 10/1/20		3,205,000	3,421,338
Road & Rail - 0.1%
Firstgroup PLC 5.25% 11/29/22	GBP	1,000,000	1,807,849
Hertz Corp.:
4.25% 4/1/18		1,485,000	1,544,400
6.25% 10/15/22		2,105,000	2,249,719
JSC Georgian Railway 7.75% 7/11/22 (f)		850,000	958,800
Kazakhstan Temir Zholy Finance BV 6.95% 7/10/42 (Reg. S)		330,000	371,316
Shortline PLC 9.5% 5/21/18 (f)		200,000	164,500
			7,096,584
Trading Companies & Distributors - 0.1%
Aircastle Ltd.:
4.625% 12/15/18		715,000	734,663
5.125% 3/15/21		1,575,000	1,602,563
6.25% 12/1/19		830,000	898,475
6.75% 4/15/17		1,410,000	1,575,675
Building Materials Holding Corp. 9% 9/15/18 (f)		2,690,000	2,905,200
FLY Leasing Ltd. 6.75% 12/15/20		2,300,000	2,420,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
International Lease Finance Corp.:
3.875% 4/15/18		$ 1,020,000	$ 1,048,050
4.625% 4/15/21		955,000	971,713
5.875% 8/15/22		1,575,000	1,681,313
6.25% 5/15/19		1,640,000	1,822,450
			15,660,852
Transportation Infrastructure - 0.0%
Aeropuertos Argentina 2000 SA:
10.75% 12/1/20 (f)		1,769,580	1,796,124
10.75% 12/1/20 (Reg. S)		99,180	100,668
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	1,500,000	2,909,709
			4,806,501
TOTAL INDUSTRIALS			169,869,529
INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Alcatel-Lucent U.S.A., Inc.:
4.625% 7/1/17 (f)		630,000	647,325
6.75% 11/15/20 (f)		3,575,000	3,798,438
8.875% 1/1/20 (f)		1,970,000	2,216,250
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (f)		995,000	1,039,775
Brocade Communications Systems, Inc. 4.625% 1/15/23		1,600,000	1,524,000
Lucent Technologies, Inc.:
6.45% 3/15/29		4,290,000	4,193,475
6.5% 1/15/28		1,547,000	1,508,325
			14,927,588
Electronic Equipment & Components - 0.1%
Sanmina-SCI Corp. 7% 5/15/19 (f)		4,125,000	4,357,031
Tyco Electronics Group SA:
2.375% 12/17/18		2,244,000	2,259,030
6.55% 10/1/17		1,383,000	1,605,450
			8,221,511
Internet Software & Services - 0.0%
Bankrate, Inc. 6.125% 8/15/18 (f)		3,665,000	3,898,644
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Sungard Availability Services Capital, Inc. 8.75% 4/1/22 (f)		$ 2,670,000	$ 2,489,775
VeriSign, Inc. 4.625% 5/1/23		1,560,000	1,524,900
			7,913,319
IT Services - 0.1%
Audatex North America, Inc. 6% 6/15/21 (f)		3,200,000	3,408,000
Compiler Finance Sub, Inc. 7% 5/1/21 (f)		925,000	920,375
First Data Corp.:
7.375% 6/15/19 (f)		700,000	750,750
8.25% 1/15/21 (f)		2,300,000	2,495,500
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19		3,115,000	3,496,588
10.25% 7/15/19 (f)		180,000	202,050
13.375% 10/15/19		1,420,000	1,654,300
Xerox Corp. 4.25% 2/15/15		368,000	377,606
			13,305,169
Semiconductors & Semiconductor Equipment - 0.1%
Advanced Micro Devices, Inc. 6.75% 3/1/19 (f)		1,910,000	2,015,050
ASML Holding NV 3.375% 9/19/23	EUR	2,800,000	4,109,150
Micron Technology, Inc. 5.875% 2/15/22 (f)		670,000	715,225
NXP BV/NXP Funding LLC 3.75% 6/1/18 (f)		2,940,000	2,954,700
Viasystems, Inc. 7.875% 5/1/19 (f)		1,825,000	1,929,938
			11,724,063
Software - 0.1%
Activision Blizzard, Inc. 5.625% 9/15/21 (f)		1,400,000	1,508,500
BMC Software Finance, Inc. 8.125% 7/15/21 (f)		3,600,000	3,789,000
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (f)(k)		1,405,000	1,390,950
Infor Software Parent LLC/Infor Software Parent, Inc. 7.125% 5/1/21 pay-in-kind (f)(k)		415,000	423,300
Nuance Communications, Inc. 5.375% 8/15/20 (f)		5,915,000	6,018,513
			13,130,263
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 0.0%
Seagate HDD Cayman:
3.75% 11/15/18 (f)		$ 2,245,000	$ 2,312,350
4.75% 1/1/25 (f)		1,390,000	1,381,313
			3,693,663
TOTAL INFORMATION TECHNOLOGY			72,915,576
MATERIALS - 1.2%
Chemicals - 0.3%
Kinove German Bondco GmbH 9.625% 6/15/18 (f)		1,170,000	1,260,675
LSB Industries, Inc. 7.75% 8/1/19 (f)		1,055,000	1,126,213
Nufarm Australia Ltd. 6.375% 10/15/19 (f)		3,175,000	3,302,000
Rain CII Carbon LLC/CII Carbon Corp. 8.25% 1/15/21 (f)		1,670,000	1,732,625
Rentech Nitrogen Partners LP/Rentech Nitrogen Finance Corp. 6.5% 4/15/21 (f)		10,000	10,000
Rockwood Specialties Group, Inc. 4.625% 10/15/20		2,725,000	2,796,531
The Dow Chemical Co.:
4.125% 11/15/21		10,888,000	11,622,581
4.25% 11/15/20		5,898,000	6,385,128
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 8.75% 2/1/19		9,920,000	10,577,200
Tronox Finance LLC 6.375% 8/15/20		2,435,000	2,526,313
			41,339,266
Construction Materials - 0.1%
CEMEX Finance LLC 6% 4/1/24 (f)		1,220,000	1,252,025
CRH America, Inc. 6% 9/30/16		2,286,000	2,542,414
Headwaters, Inc.:
7.25% 1/15/19 (f)		520,000	551,200
7.625% 4/1/19		1,235,000	1,327,625
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		790,000	841,350
U.S. Concrete, Inc. 8.5% 12/1/18 (f)		670,000	725,275
			7,239,889
Containers & Packaging - 0.1%
Ardagh Packaging Finance PLC 7.375% 10/15/17 (f)		2,700,000	2,845,125
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (f)		515,000	533,025
6.75% 1/31/21 (f)		595,000	620,288
7% 11/15/20 (f)		1,082,647	1,125,953
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Containers & Packaging - continued
Beverage Packaging Holdings II SA (Luxembourg):
5.625% 12/15/16 (f)		$ 1,085,000	$ 1,102,631
6% 6/15/17 (f)		1,435,000	1,463,700
BOE Intermediate Holding Corp. 9.75% 11/1/17 pay-in-kind (f)(k)		1,282,867	1,330,520
Crown Americas LLC/Crown Americas Capital Corp. IV 4.5% 1/15/23		6,820,000	6,632,450
Sappi Papier Holding GmbH:
6.625% 4/15/21 (f)		1,925,000	2,021,250
7.75% 7/15/17 (f)		1,240,000	1,382,600
			19,057,542
Metals & Mining - 0.7%
Alrosa Finance SA 7.75% 11/3/20 (f)		1,700,000	1,878,500
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (f)		11,456,000	11,819,407
4.25% 7/17/42 (f)		2,453,000	2,230,763
4.5% 8/13/23 (f)		4,036,000	4,305,702
5.625% 10/18/43 (f)		10,486,000	11,535,418
EVRAZ Group SA:
6.5% 4/22/20 (f)		555,000	511,988
8.25% 11/10/15 (f)		2,460,000	2,539,950
9.5% 4/24/18 (Reg. S)		850,000	908,565
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		1,100,000	1,078,000
Gold Fields Orogen Holding BVI Ltd.:
4.875% 10/7/20 (f)		1,255,000	1,142,050
4.875% 10/7/20 (Reg. S)		200,000	182,000
Imperial Metals Corp. 7% 3/15/19 (f)		180,000	184,589
JMC Steel Group, Inc. 8.25% 3/15/18 (f)		3,730,000	3,823,250
Metinvest BV:
8.75% 2/14/18 (Reg. S)		200,000	177,540
10.25% 5/20/15 (f)		2,750,000	2,660,625
10.25% 5/20/15 (Reg. S)		100,000	96,750
Murray Energy Corp.:
8.625% 6/15/21 (f)		2,210,000	2,408,900
9.5% 12/5/20 (f)		1,935,000	2,167,200
New Gold, Inc. 6.25% 11/15/22 (f)		4,830,000	4,986,975
Nord Gold NV 6.375% 5/7/18 (f)		2,080,000	2,033,200
Polyus Gold International Ltd.:
5.625% 4/29/20 (f)		2,050,000	1,987,988
5.625% 4/29/20 (Reg. S)		200,000	193,950
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Finance (U.S.A.) PLC 2.25% 12/14/18		$ 12,175,000	$ 12,349,017
Ryerson, Inc./Joseph T Ryerson & Son, Inc.:
9% 10/15/17		925,000	993,219
11.25% 10/15/18		3,100,000	3,472,000
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (f)		1,600,000	1,616,000
Southern Copper Corp.:
6.75% 4/16/40		1,010,000	1,097,151
7.5% 7/27/35		910,000	1,059,783
Steel Dynamics, Inc. 6.125% 8/15/19		2,683,000	2,917,763
Vale Overseas Ltd.:
4.375% 1/11/22		12,000,000	12,325,992
6.25% 1/11/16		5,000,000	5,415,000
6.25% 1/23/17		5,581,000	6,259,929
			106,359,164
Paper & Forest Products - 0.0%
Sino-Forest Corp. 6.25% 10/21/17 (c)(f)		1,365,000	0
TOTAL MATERIALS			173,995,861
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 1.9%
Altice Financing SA:
6.5% 1/15/22 (f)		1,865,000	1,967,575
7.875% 12/15/19 (f)		2,860,000	3,122,622
Altice Finco SA:
9% 6/15/23 (Reg. S)	EUR	500,000	783,811
9.875% 12/15/20 (f)		6,135,000	7,053,716
AT&T, Inc.:
5.35% 9/1/40		4,006,000	4,374,187
6.3% 1/15/38		16,665,000	20,188,431
BellSouth Capital Funding Corp. 7.875% 2/15/30		40,000	52,499
CenturyLink, Inc.:
5.15% 6/15/17		972,000	1,057,050
6% 4/1/17		2,432,000	2,681,280
6.15% 9/15/19		6,992,000	7,621,280
Embarq Corp.:
7.082% 6/1/16		8,346,000	9,269,994
7.995% 6/1/36		4,717,000	5,147,667
FairPoint Communications, Inc. 8.75% 8/15/19 (f)		2,590,000	2,797,200
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Indosat Palapa Co. BV:
7.375% 7/29/20 (f)		$ 705,000	$ 764,925
7.375% 7/29/20		200,000	217,000
Level 3 Financing, Inc. 3.8229% 1/15/18 (f)(k)		3,170,000	3,217,550
Sprint Capital Corp.:
6.875% 11/15/28		705,000	722,625
8.75% 3/15/32		2,120,000	2,453,900
TDC A/S 5.625% 2/23/23 (Reg. S)	GBP	1,500,000	2,841,788
Telefonica Celular del Paraguay SA:
6.75% 12/13/22 (f)		740,000	784,400
6.75% 12/13/22 (Reg. S)		200,000	212,000
Telefonica Emisiones S.A.U. 4.949% 1/15/15		1,618,000	1,659,317
TW Telecom Holdings, Inc.:
5.375% 10/1/22		1,715,000	1,751,444
6.375% 9/1/23		865,000	925,550
Verizon Communications, Inc.:
2.5% 9/15/16		12,898,000	13,352,564
4.5% 9/15/20		36,000,000	39,765,420
6.25% 4/1/37		2,348,000	2,819,028
6.4% 9/15/33		10,915,000	13,401,415
6.55% 9/15/43		98,171,000	124,402,978
Wind Acquisition Finance SA:
7% 4/23/21 (Reg S.)	EUR	1,900,000	2,706,534
7.375% 4/23/21 (f)		2,295,000	2,375,325
			280,491,075
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV:
2.375% 9/8/16		15,982,000	16,461,460
3.125% 7/16/22		9,218,000	9,095,198
3.625% 3/30/15		731,000	747,301
Digicel Group Ltd.:
6% 4/15/21 (f)		2,480,000	2,529,600
7.125% 4/1/22 (f)		1,885,000	1,941,550
8.25% 9/1/17 (f)		5,760,000	5,961,600
8.25% 9/30/20 (f)		3,285,000	3,539,588
Inmarsat Finance PLC 4.875% 5/15/22 (f)(h)		1,475,000	1,489,750
MTS International Funding Ltd. 8.625% 6/22/20 (f)		2,480,000	2,928,880
Sprint Communications, Inc. 9% 11/15/18 (f)		3,890,000	4,726,350
T-Mobile U.S.A., Inc.:
5.25% 9/1/18		4,935,000	5,181,750
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
T-Mobile U.S.A., Inc.: - continued
6.464% 4/28/19		$ 1,520,000	$ 1,609,300
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		701,000	736,926
Telesat Canada/Telesat LLC 6% 5/15/17 (f)		4,280,000	4,424,450
Vimpel Communications OJSC 7.748% 2/2/21 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		3,380,000	3,599,700
			64,973,403
TOTAL TELECOMMUNICATION SERVICES			345,464,478
UTILITIES - 2.9%
Electric Utilities - 1.3%
Aguila 3 SA 7.875% 1/31/18 (f)		2,745,000	2,911,402
AmerenUE 6.4% 6/15/17		2,491,000	2,843,661
American Electric Power Co., Inc.:
1.65% 12/15/17		5,213,000	5,244,137
2.95% 12/15/22		4,935,000	4,809,893
Ceske Energeticke Zavody A/S 4.25% 4/3/22 (Reg. S)		5,000,000	5,201,500
CLP Power Hong Kong Financing Ltd. 2.875% 4/26/23		3,000,000	2,787,870
Dayton Power & Light Co. 1.875% 9/15/16 (f)		3,740,000	3,812,376
Duke Capital LLC 5.668% 8/15/14		2,563,000	2,589,419
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (f)		7,207,000	8,300,662
6.4% 9/15/20 (f)		16,661,000	19,704,115
Edison International 3.75% 9/15/17		6,674,000	7,142,702
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		975,000	750,750
Enel SpA 5% 1/15/75 (k)	EUR	900,000	1,278,975
FirstEnergy Corp.:
2.75% 3/15/18		10,421,000	10,537,215
4.25% 3/15/23		18,243,000	18,040,229
7.375% 11/15/31		13,076,000	15,373,806
FirstEnergy Solutions Corp. 6.05% 8/15/21		20,194,000	22,355,929
LG&E and KU Energy LLC:
2.125% 11/15/15		7,369,000	7,483,079
3.75% 11/15/20		1,450,000	1,538,740
Majapahit Holding BV 7.75% 1/20/20 (f)		460,000	538,798
Monongahela Power Co. 4.1% 4/15/24 (f)		3,982,000	4,226,427
Nevada Power Co. 6.5% 5/15/18		790,000	932,546
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Electric Utilities - continued
Northeast Utilities:
1.45% 5/1/18		$ 3,325,000	$ 3,275,201
2.8% 5/1/23		15,104,000	14,521,318
NV Energy, Inc. 6.25% 11/15/20		3,500,000	4,160,597
Pennsylvania Electric Co. 6.05% 9/1/17		764,000	841,500
Pepco Holdings, Inc. 2.7% 10/1/15		7,047,000	7,201,971
PPL Capital Funding, Inc. 3.4% 6/1/23		7,184,000	7,193,267
Progress Energy, Inc. 4.4% 1/15/21		12,059,000	13,259,654
Zapadoslovenska Energetika A/S 2.875% 10/14/18 (Reg. S)	EUR	2,850,000	4,074,370
			202,932,109
Gas Utilities - 0.1%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,590,000	1,729,443
Southern Natural Gas Co. 5.9% 4/1/17 (f)		442,000	498,527
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21		3,646,000	3,905,555
Transportadora de Gas del Sur SA 9.625% 5/14/20 (f)		2,667,567	2,707,581
			8,841,106
Independent Power Producers & Energy Traders - 0.2%
Atlantic Power Corp. 9% 11/15/18		3,625,000	3,842,500
Dolphin Subsidiary II, Inc. 7.25% 10/15/21		6,000,000	6,435,000
Listrindo Capital BV 6.95% 2/21/19 (f)		400,000	428,000
NRG Energy, Inc.:
6.25% 7/15/22 (f)		2,150,000	2,279,000
6.25% 5/1/24 (f)		2,665,000	2,758,275
7.625% 1/15/18		320,000	365,200
Power Sector Assets and Liabilities Management Corp. 7.39% 12/2/24 (f)		750,000	975,000
PSEG Power LLC 2.75% 9/15/16		2,786,000	2,899,220
The AES Corp.:
3.2411% 6/1/19 (k)		1,185,000	1,195,369
4.875% 5/15/23		2,700,000	2,646,000
7.375% 7/1/21		2,975,000	3,421,250
			27,244,814
Multi-Utilities - 1.2%
Ameren Illinois Co. 6.125% 11/15/17		3,112,000	3,604,483
Dominion Resources, Inc.:
2.5336% 9/30/66 (k)		28,856,000	26,651,402
7.5% 6/30/66 (k)		10,345,000	11,211,394
Nonconvertible Bonds - continued
		Principal Amount (d)	Value
UTILITIES - continued
Multi-Utilities - continued
MidAmerican Energy Holdings, Co.:
1.1% 5/15/17		$ 15,809,000	$ 15,765,288
2% 11/15/18		12,172,000	12,229,391
6.5% 9/15/37		7,097,000	9,162,795
National Grid PLC 6.3% 8/1/16		1,589,000	1,764,942
NiSource Finance Corp.:
4.45% 12/1/21		4,928,000	5,322,467
5.25% 9/15/17		2,156,000	2,406,053
5.25% 2/15/43		12,739,000	13,651,533
5.4% 7/15/14		1,680,000	1,689,460
5.45% 9/15/20		11,473,000	13,092,575
5.8% 2/1/42		6,336,000	7,224,098
5.95% 6/15/41		11,832,000	13,735,118
6.4% 3/15/18		3,084,000	3,563,559
6.8% 1/15/19		6,774,000	8,094,767
PG&E Corp. 2.4% 3/1/19		1,683,000	1,704,211
Puget Energy, Inc. 6% 9/1/21		1,467,000	1,735,003
Sempra Energy:
2.3% 4/1/17		14,116,000	14,511,855
2.875% 10/1/22		5,760,000	5,651,608
SP PowerAssets Ltd. 2.7% 9/14/22 (Reg. S)		3,000,000	2,900,688
Wisconsin Energy Corp. 6.25% 5/15/67 (k)		3,860,000	3,995,100
			179,667,790
Water Utilities - 0.1%
Anglian Water Services Financing PLC 4.5% 2/22/26 (Reg. S)	GBP	3,700,000	6,213,674
Yorkshire Water Services Finance Ltd. 6% 4/24/25 (k)	GBP	3,500,000	6,378,558
			12,592,232
TOTAL UTILITIES			431,278,051
TOTAL NONCONVERTIBLE BONDS (Cost $4,490,014,401)			4,789,645,088
U.S. Treasury Obligations - 29.5%

U.S. Treasury Bonds:
3.625% 8/15/43 (j)		93,782,000	99,320,952
3.625% 2/15/44		202,018,000	213,823,528
U.S. Treasury Obligations - continued
		Principal Amount (d)	Value
U.S. Treasury Notes:
0.375% 4/30/16		$ 9,600,000	$ 9,605,626
0.625% 8/15/16 (i)		9,000,000	9,033,048
0.75% 2/28/18		178,380,000	175,913,361
0.875% 4/30/17		203,188,000	203,807,114
0.875% 5/15/17		300,000,000	300,867,300
0.875% 1/31/18		192,574,000	191,069,612
0.875% 7/31/19		5,000	4,819
1% 5/31/18		123,485,000	122,433,402
1.25% 10/31/18		786,376,000	782,444,042
1.375% 7/31/18		302,602,000	303,831,169
1.375% 9/30/18		203,561,000	203,878,962
1.5% 12/31/18		62,525,000	62,754,592
1.5% 1/31/19		321,637,000	322,416,005
1.5% 5/31/19		105,290,000	105,092,581
1.625% 4/30/19		417,843,000	419,932,215
2% 2/15/23		19,858,000	19,325,865
2.25% 3/31/21		306,915,000	311,326,903
2.25% 4/30/21		167,085,000	169,356,353
2.75% 2/15/24		380,580,000	390,481,169
TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,381,844,762)			4,416,718,618
U.S. Government Agency - Mortgage Securities - 3.0%

Fannie Mae - 2.7%
2.057% 10/1/33 (k)		537,482	561,964
2.303% 6/1/36 (k)		123,142	130,416
2.412% 2/1/36 (k)		550,849	588,203
2.5% 2/1/43 to 7/1/43		1,983,515	1,885,668
2.57% 12/1/35 (k)		390,880	417,386
2.643% 7/1/37 (k)		221,985	237,039
3% 10/1/42 to 10/1/43		41,778,190	41,381,169
3.5% 7/1/42 to 8/1/43		196,821,803	201,651,714
3.5% 6/1/44 (h)		15,000,000	15,447,471
3.5% 6/1/44		5,900,000	6,076,005
3.5% 6/1/44		6,200,000	6,384,955
4% 9/1/40 to 1/1/44		22,854,205	24,325,002
4% 6/1/44 (h)		10,400,000	11,015,062
4% 6/1/44 (h)		5,800,000	6,143,015
4% 6/1/44 (h)		2,600,000	2,753,766
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4% 6/1/44		$ 4,400,000	$ 4,660,219
4% 6/1/44		7,400,000	7,837,640
4.5% 11/1/40 to 5/1/44		14,222,889	15,394,370
4.5% 6/1/44		9,300,000	10,052,198
4.5% 6/1/44		5,900,000	6,377,201
5% 10/1/21 to 4/1/42		9,269,288	10,174,093
5% 6/1/44		4,400,000	4,860,923
5.5% 3/1/18 to 3/1/39		5,605,948	6,116,958
6% 4/1/21 to 2/1/38		5,661,250	6,406,488
6.5% 7/1/32 to 8/1/36		8,038,334	9,298,772
TOTAL FANNIE MAE			400,177,697
Freddie Mac - 0.2%
3.065% 10/1/35 (k)		166,057	177,317
3.5% 1/1/26 to 6/1/43		17,163,731	17,622,469
4% 3/1/42 to 4/1/42		3,761,814	4,001,224
4.5% 7/1/25		1,029,037	1,110,636
5% 4/1/38 to 6/1/40		3,028,393	3,364,680
5.5% 11/1/17		501,251	530,008
6% 7/1/37 to 8/1/37		1,526,580	1,719,587
TOTAL FREDDIE MAC			28,525,921
Ginnie Mae - 0.1%
4% 5/20/33 to 2/20/41		7,813,273	8,361,152
4% 6/1/44 (h)		4,600,000	4,910,859
4.5% 8/15/39		158,306	173,522
5% 2/15/39 to 5/15/39		1,943,813	2,138,863
5.5% 6/15/35		2,090,020	2,373,599
TOTAL GINNIE MAE			17,957,995
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $444,470,074)			446,661,613
Asset-Backed Securities - 1.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.62% 4/25/35 (k)		664,344	583,378
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.8% 3/25/34 (k)		339,116	313,655
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Airspeed Ltd. Series 2007-1A Class C1, 2.6511% 6/15/32 (f)(k)		$ 3,747,016	$ 2,117,064
Ally Master Owner Trust:
Series 2012-1 Class A2, 1.44% 2/15/17		18,800,000	18,922,279
Series 2012-3 Class A2, 1.21% 6/15/17		12,650,000	12,740,776
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.2023% 12/25/33 (k)		58,596	52,849
Series 2004-R2 Class M3, 0.9773% 4/25/34 (k)		89,819	58,926
Series 2005-R2 Class M1, 0.6% 4/25/35 (k)		768,366	761,841
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.9323% 3/25/34 (k)		47,932	45,226
Series 2004-W11 Class M2, 1.2% 11/25/34 (k)		561,149	508,065
Series 2004-W7 Class M1, 0.9773% 5/25/34 (k)		1,542,998	1,419,892
Series 2006-W4 Class A2C, 0.31% 5/25/36 (k)		1,202,540	425,150
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 0.975% 4/25/34 (k)		1,944,809	1,805,503
Series 2006-HE2 Class M1, 0.5223% 3/25/36 (k)		28,761	237
Capital Auto Receivables Trust Series 2013-3 Class A3, 1.31% 12/20/17		11,540,000	11,638,575
Capital Trust RE CDO Ltd. Series 2005-3A:
Class A2, 5.16% 6/25/35 (f)		17,057	17,057
Class B, 5.267% 6/25/35 (f)		1,000,000	1,012,500
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 0.4773% 1/20/37 (f)(k)		42,441	41,486
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.2923% 12/25/36 (k)		1,802,588	1,105,962
CBRE Realty Finance CDO LLC Series 2007-1A Class A1, 0.4804% 4/7/52 (f)(k)		224,992	218,242
CFC LLC:
Series 2013-1A:
Class A, 1.65% 7/17/17 (f)		1,536,759	1,541,449
Class B, 2.75% 11/15/18 (f)		6,690,000	6,755,428
Series 2013-2A Class A, 1.75% 11/15/17 (f)		8,572,757	8,607,874
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4% 3/25/32 (MGIC Investment Corp. Insured) (k)		3,192	1,727
Series 2004-3 Class M4, 1.6073% 4/25/34 (k)		82,682	60,340
Series 2004-4 Class M2, 0.9473% 6/25/34 (k)		317,816	313,307
Series 2004-7 Class AF5, 5.868% 1/25/35 (o)		3,983,640	4,178,002
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (f)		99,548	99,996
Deutsche Financial Capital Securitization LLC Series 1997-I Class M, 7.275% 9/15/27		464,894	452,944
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Fannie Mae Series 2004-T5 Class AB3, 1.0117% 5/28/35 (k)		$ 38,916	$ 36,206
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.3293% 8/25/34 (k)		290,872	234,606
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.975% 3/25/34 (k)		15,136	13,950
Ford Credit Floorplan Master Owner Trust Series 2013-3 Class A1, 0.79% 6/15/17		24,110,000	24,191,369
Fremont Home Loan Trust Series 2005-A:
Class M3, 0.885% 1/25/35 (k)		948,695	786,357
Class M4, 1.17% 1/25/35 (k)		347,133	194,380
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 0.6072% 2/25/47 (f)(k)		2,348,462	2,003,557
GE Business Loan Trust:
Series 2003-1 Class A, 0.5811% 4/15/31 (f)(k)		55,309	53,379
Series 2006-2A:
Class A, 0.3311% 11/15/34 (f)(k)		1,292,991	1,215,728
Class B, 0.4311% 11/15/34 (f)(k)		467,067	429,852
Class C, 0.5311% 11/15/34 (f)(k)		776,247	678,138
Class D, 0.9011% 11/15/34 (f)(k)		294,766	251,715
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)		215,708	16,550
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3:
Class C, 0.7% 9/25/46 (f)(k)		574,289	576,443
Class E, 1.8% 9/25/46 (f)(k)		250,000	216,250
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.47% 8/25/33 (k)		317,260	301,752
Series 2003-3 Class M1, 1.44% 8/25/33 (k)		515,552	483,948
Series 2003-5 Class A2, 0.85% 12/25/33 (k)		32,929	30,599
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.3423% 1/25/37 (k)		1,522,035	824,313
JPMorgan Mortgage Acquisition Trust:
Series 2006-NC2 Class M2, 0.45% 7/25/36 (k)		204,000	13,206
Series 2007-CH1:
Class AF3, 5.532% 11/25/36		18,725,641	19,246,214
Class AV4, 0.2823% 11/25/36 (k)		1,167,513	1,152,849
KeyCorp Student Loan Trust Series 1999-A Class A2, 0.5644% 12/27/29 (k)		281,891	279,082
Keycorp Student Loan Trust Series 2006-A Class 2C, 1.3844% 3/27/42 (k)		3,243,000	525,979
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.31% 11/25/36 (k)		4,921,815	2,230,257
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Marathon Real Estate CDO Ltd. Series 2006-1A Class B, 0.58% 5/25/46 (f)(k)		$ 250,000	$ 225,000
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.45% 5/25/37 (k)		474,042	3,688
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9% 7/25/34 (k)		132,190	112,958
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.125% 7/25/34 (k)		499,279	428,404
Series 2006-FM1 Class A2B, 0.2623% 4/25/37 (k)		752,359	691,312
Series 2006-OPT1 Class A1A, 0.6723% 6/25/35 (k)		2,128,217	2,015,973
Mesa West Capital CDO Ltd. Series 2007-1A:
Class A1, 0.41% 2/25/47 (f)(k)		894,218	879,634
Class A2, 0.44% 2/25/47 (f)(k)		1,305,000	1,231,515
Class H, 1.62% 2/25/47 (f)(k)		250,000	213,125
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.83% 8/25/34 (k)		57,368	54,688
Series 2004-NC6 Class M3, 2.325% 7/25/34 (k)		18,693	14,626
Series 2004-NC8 Class M6, 2.025% 9/25/34 (k)		22,123	14,590
Series 2005-NC1 Class M1, 0.81% 1/25/35 (k)		399,800	368,358
Series 2005-NC2 Class B1, 1.905% 3/25/35 (k)		243,844	14,632
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 1.9044% 8/28/38 (f)(k)		31,632	31,632
Class C1B, 7.696% 8/28/38 (f)		64,212	65,496
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.66% 9/25/35 (k)		1,426,957	1,190,103
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1.4% 9/25/34 (k)		532,896	479,260
Class M4, 1.6% 9/25/34 (k)		683,353	436,437
Series 2005-WCH1 Class M4, 0.98% 1/25/36 (k)		1,475,804	1,207,745
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.1% 9/25/46 (f)(k)		250,000	67,500
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.95% 4/25/33 (k)		5,108	4,841
Saxon Asset Securities Trust Series 2004-1 Class M1, 0.9493% 3/25/35 (k)		980,142	864,191
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1834% 6/15/33 (k)		975,022	870,750
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1.875% 9/25/34 (k)		49,671	35,194
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.01% 9/25/34 (k)		28,819	27,064
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 0.7904% 4/6/42 (f)(k)		2,683,017	737,830
Asset-Backed Securities - continued
		Principal Amount (d)	Value
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 5.7829% 9/25/26 (f)(k)		$ 400,000	$ 280,000
Series 2006-1A:
Class A1B, 0.5629% 9/25/26 (f)(k)		847,484	843,247
Class A2B, 0.5429% 9/25/26 (f)(k)		41,021	41,021
Class B, 0.5929% 9/25/26 (f)(k)		640,000	628,480
Class C, 0.7629% 9/25/26 (f)(k)		740,000	722,980
Class D, 0.8629% 9/25/26 (f)(k)		350,000	332,675
Class E, 0.9629% 9/25/26 (f)(k)		250,000	235,750
Class F, 1.3829% 9/25/26 (f)(k)		549,000	509,198
Class G, 1.5829% 9/25/26 (f)(k)		336,000	310,128
Class H, 1.8829% 9/25/26 (f)(k)		250,000	230,125
Class K, 3.4829% 9/25/26 (f)(k)		250,000	225,250
Whinstone Capital Management Ltd. Series 1A Class B3, 2.0288% 10/25/44 (f)(k)		1,789,540	1,780,592
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A:
Class A1, 0.547% 11/21/40 (f)(k)		287,517	267,391
Class D, 1.077% 11/21/40 (f)(k)		305,000	122,000
TOTAL ASSET-BACKED SECURITIES (Cost $139,278,163)			150,601,792
Collateralized Mortgage Obligations - 0.6%

Private Sponsor - 0.6%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 0.71% 1/25/35 (k)		1,374,448	1,372,433
Countrywide Home Loans, Inc.:
Series 2003-28 Class B3, 5.5% 8/25/33		29,736	25,122
Series 2003-35 Class B, 4.6383% 9/25/18 (k)		36,970	1,583
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-17 Class B4, 5.438% 6/25/33 (k)		139,475	7,655
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.572% 10/25/34 (k)		801,174	800,832
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5329% 12/25/46 (f)(k)		910,000	1,015,769
Series 2010-K7 Class B, 5.6179% 4/25/20 (f)(k)		1,000,000	1,125,788
GMAC Mortgage Loan Trust Series 2003-J10 Class B2, 4.75% 1/25/19 (f)		28,038	9,549
Granite Master Issuer PLC floater:
Series 2005-4 Class C2, 1.2493% 12/20/54 (k)		205,017	201,019
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-1A:
Class A1, 0.2193% 12/20/54 (f)(k)		$ 10,190,977	$ 10,088,049
Class C2, 1.3493% 12/20/54 (f)(k)		6,523,000	6,396,454
Series 2006-2:
Class A4, 0.2293% 12/20/54 (k)		3,040,859	3,010,146
Class C1, 1.0893% 12/20/54 (k)		21,543,000	20,922,562
Series 2006-3:
Class A3, 0.2293% 12/20/54 (k)		1,464,132	1,450,076
Class A7, 0.3493% 12/20/54 (k)		1,591,618	1,577,135
Class C2, 1.1493% 12/20/54 (k)		1,124,000	1,095,563
Series 2006-4:
Class A4, 0.2493% 12/20/54 (k)		4,668,073	4,622,326
Class B1, 0.3293% 12/20/54 (k)		4,521,000	4,371,355
Class C1, 0.9093% 12/20/54 (k)		2,767,000	2,654,106
Class M1, 0.4893% 12/20/54 (k)		1,190,000	1,142,519
Series 2007-1:
Class 1C1, 0.7493% 12/20/54 (k)		2,234,000	2,119,172
Class 1M1, 0.4493% 12/20/54 (k)		1,493,000	1,437,908
Class 2A1, 0.2893% 12/20/54 (k)		3,662,746	3,628,316
Class 2C1, 1.0093% 12/20/54 (k)		1,015,000	980,186
Class 2M1, 0.6493% 12/20/54 (k)		1,917,000	1,843,962
Series 2007-2:
Class 2C1, 1.011% 12/17/54 (k)		2,654,000	2,562,968
Class 3A1, 0.331% 12/17/54 (k)		653,058	647,377
Granite Mortgages PLC floater Series 2003-3 Class 1C, 2.6779% 1/20/44 (k)		430,241	443,808
GSR Mortgage Loan Trust floater Series 2007-AR1 Class 6A1, 3.9621% 3/25/37 (k)		1,562,123	1,505,514
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6463% 8/25/36 (k)		1,560,112	1,321,532
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.36% 5/25/47 (k)		1,734,498	1,424,781
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.32% 2/25/37 (k)		4,325,741	3,961,297
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (f)		192,347	202,249
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.44% 7/25/35 (k)		1,395,288	1,327,771
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5004% 7/10/35 (f)(k)		574,998	528,748
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B: - continued
Class B6, 3.0004% 7/10/35 (f)(k)		$ 128,204	$ 119,311
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2269% 7/20/34 (k)		27,851	26,843
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5126% 4/25/33 (k)		211,656	211,705
Wells Fargo Mortgage Backed Securities Trust Series 2005-AR2 Class 1A2, 2.6154% 3/25/35 (k)		2,347,030	1,746,151
TOTAL PRIVATE SPONSOR			87,929,640
U.S. Government Agency - 0.0%
Fannie Mae planned amortization class Series 2002-9 Class PC, 6% 3/25/17		74,928	78,605
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $50,742,276)			88,008,245
Commercial Mortgage Securities - 6.0%

ACGS Series 2004-1 Class P, 7.4605% 8/1/19 (p)		160,756	159,324
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (f)		180,000	207,719
Asset Securitization Corp.:
Series 1997-D4 Class B5, 7.525% 4/14/29		129,000	126,785
Series 1997-D5 Class PS1, 1.5489% 2/14/43 (k)(m)		645,718	15,656
Aventura Mall Trust Series 2013-AVM Class E, 3.8674% 12/5/32 (f)(k)		1,500,000	1,436,400
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-4 Class AJ, 5.038% 7/10/45 (k)		530,000	547,479
Series 2006-2 Class AAB, 5.901% 5/10/45 (k)		679,332	693,168
Series 2006-3 Class A4, 5.889% 7/10/44		5,688,088	6,158,908
Series 2006-4 Class AM, 5.675% 7/10/46		1,000,000	1,092,087
Series 2006-5 Class A2, 5.317% 9/10/47		4,296,320	4,317,566
Series 2006-6 Class A3, 5.369% 10/10/45		3,804,000	3,899,964
Series 2006-4 Class A1A, 5.617% 7/10/46 (k)		26,958,321	29,385,864
Series 2004-1 Class F, 5.279% 11/10/39 (f)		185,000	186,870
Series 2004-5 Class G, 5.7541% 11/10/41 (f)(k)		195,000	194,951
Series 2005-1 Class CJ, 5.4656% 11/10/42 (k)		550,000	566,553
Series 2005-3 Class A3B, 5.09% 7/10/43 (k)		5,908,000	6,028,181
Series 2005-5 Class D, 5.3933% 10/10/45 (k)		1,180,000	1,197,260
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Banc of America Commercial Mortgage Trust: - continued
Series 2005-6 Class AJ, 5.3498% 9/10/47 (k)		$ 300,000	$ 316,110
Series 2006-6 Class E, 5.619% 10/10/45 (f)		1,098,000	121,393
Series 2007-3:
Class A3, 5.7155% 6/10/49 (k)		3,018,919	3,016,754
Class A4, 5.7155% 6/10/49 (k)		3,965,000	4,366,286
Series 2008-1 Class D, 6.4612% 2/10/51 (f)(k)		125,000	107,174
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49		7,456,000	8,182,602
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 2.1511% 3/15/22 (f)(k)		77,611	68,298
Banc of America REMIC Trust Series 2012-CLMZ Class A, 7.6511% 8/15/17 (f)(k)		480,000	485,856
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1% 12/25/33 (f)(k)		42,424	38,212
Series 2005-4A:
Class A2, 0.54% 1/25/36 (f)(k)		945,702	859,268
Class B1, 1.55% 1/25/36 (f)(k)		78,060	15,152
Class M1, 0.6% 1/25/36 (f)(k)		305,065	169,172
Class M2, 0.62% 1/25/36 (f)(k)		91,520	47,921
Class M3, 0.65% 1/25/36 (f)(k)		133,657	68,389
Class M4, 0.76% 1/25/36 (f)(k)		73,920	35,680
Class M5, 0.8% 1/25/36 (f)(k)		73,920	25,865
Class M6, 0.85% 1/25/36 (f)(k)		78,511	21,753
Series 2006-3A Class M4, 0.58% 10/25/36 (f)(k)		60,911	7,528
Series 2007-1 Class A2, 0.42% 3/25/37 (f)(k)		657,028	459,034
Series 2007-2A:
Class A1, 0.42% 7/25/37 (f)(k)		670,776	555,321
Class A2, 0.47% 7/25/37 (f)(k)		626,749	457,048
Class M1, 0.52% 7/25/37 (f)(k)		220,079	71,940
Class M2, 0.56% 7/25/37 (f)(k)		120,260	20,506
Class M3, 0.64% 7/25/37 (f)(k)		121,937	12,461
Class M4, 0.8% 7/25/37 (f)(k)		61,919	1,911
Series 2007-3:
Class A2, 0.44% 7/25/37 (f)(k)		588,173	423,852
Class M1, 0.46% 7/25/37 (f)(k)		127,746	82,048
Class M2, 0.49% 7/25/37 (f)(k)		136,920	78,100
Class M3, 0.52% 7/25/37 (f)(k)		215,753	92,713
Class M4, 0.65% 7/25/37 (f)(k)		338,763	83,605
Class M5, 0.75% 7/25/37 (f)(k)		175,716	39,452
Class M6, 0.95% 7/25/37 (f)(k)		15,805	109
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Bayview Commercial Asset Trust: - continued
floater: - continued
Series 2007-4A:
Class M1, 1.1043% 9/25/37 (f)(k)		$ 261,165	$ 28,700
Class M2, 1.2043% 9/25/37 (f)(k)		260,389	12,929
Series 2006-3A, Class IO, 0% 10/25/36 (f)(k)(m)		6,343,377	1
Series 2007-5A, Class IO, 4.186% 10/25/37 (f)(k)(m)		6,171,777	318,333
Bear Stearns Commercial Mortgage Securities, Inc. Series 2006-PW11 Class AJ, 5.6069% 3/11/39 (k)		450,000	465,665
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class H, 0.7011% 3/15/22 (f)(k)		201,637	201,637
Class J, 0.8511% 3/15/22 (f)(k)		655,330	636,465
sequential payer:
Series 2006-PW14 Class AM, 5.243% 12/11/38		600,000	656,097
Series 2006-T22 Class AJ, 5.761% 4/12/38 (k)		400,000	428,329
Series 2007-PW16 Class A4, 5.8964% 6/11/40 (k)		1,112,000	1,242,271
Series 1999-C1 Class I, 5.64% 2/14/31 (f)		142,368	141,288
Series 2006-T22:
Class A4, 5.761% 4/12/38 (k)		231,318	246,887
Class B, 5.761% 4/12/38 (f)(k)		200,000	211,933
Series 2007-BBA8:
Class K, 1.3511% 3/15/22 (f)(k)		120,000	114,000
Class L, 2.0511% 3/15/22 (f)(k)		253,498	211,671
Series 2007-PW18 Class X2, 0.4573% 6/11/50 (f)(k)(m)		96,524,546	560,132
Series 2007-T28 Class X2, 0.304% 9/11/42 (f)(k)(m)		59,259,889	153,365
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (f)		597,433	651,321
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 3.9011% 8/15/26 (f)(k)		700,000	700,803
C-BASS Trust floater Series 2006-SC1 Class A, 0.4243% 5/25/36 (f)(k)		485,200	467,897
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 1.6842% 5/15/35 (f)(k)(m)		4,033,158	39,352
CFCRE Commercial Mortgage Trust Series 2011-C2 Class B, 5.7444% 12/15/47 (f)(k)		750,000	866,093
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (f)		800,000	740,578
Series 1998-2 Class J, 6.39% 11/18/30 (f)		487,111	380,147
Citigroup Commercial Mortgage Trust Series 2013-GC15 Class D, 5.2773% 9/10/46 (f)(k)		1,010,000	978,346
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49		$ 1,535,685	$ 1,564,639
Class A4, 5.322% 12/11/49		31,258,000	34,138,237
Series 2005-CD1 Class AJ, 5.4024% 7/15/44 (k)		500,000	524,522
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (f)(k)	CAD	138,000	116,631
Class G, 5.01% 5/15/44 (f)(k)	CAD	30,000	24,216
Class H, 5.01% 5/15/44 (f)(k)	CAD	20,000	14,371
Class J, 5.01% 5/15/44 (f)(k)	CAD	20,000	13,755
Class K, 5.01% 5/15/44 (f)(k)	CAD	10,000	6,045
Class L, 5.01% 5/15/44 (f)(k)	CAD	36,000	20,010
Class M, 5.01% 5/15/44 (f)(k)	CAD	165,000	84,474
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (k)		2,125,000	2,031,455
COMM Mortgage Trust:
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (f)		810,000	625,821
Series 2012-CR5 Class D, 4.4797% 12/10/45 (f)(k)		740,000	734,730
Series 2013-CR10:
Class C, 4.958% 8/10/46 (f)(k)		270,000	281,505
Class D, 4.958% 8/10/46 (f)(k)		790,000	751,211
Series 2013-CR12 Class D, 5.2555% 10/10/46 (f)(k)		839,000	815,046
Series 2013-CR9 Class D, 4.4025% 7/10/45 (f)(k)		454,000	414,144
Series 2013-LC6 Class D, 4.4323% 1/10/46 (f)(k)		948,000	883,892
Series 2014-CR15 Class D, 4.9214% 2/10/47 (f)(k)		258,000	247,606
Series 2014-CR17 Class D, 4.959% 5/10/47 (f)(k)		567,000	532,427
Series 2014-UBS2 Class D, 5.183% 3/10/47 (f)(k)		731,000	698,768
COMM Mortgage Trust pass-thru certificates:
floater:
Series 2005-F10A Class J, 1.0011% 4/15/17 (f)(k)		126,140	126,140
Series 2006-FL12:
Class AJ, 0.2811% 12/15/20 (f)(k)		927,582	924,096
Class B, 0.3211% 12/15/20 (f)(k)		506,653	504,714
sequential payer Series 2006-C7 Class A1A, 5.9336% 6/10/46 (k)		3,354,797	3,626,294
Series 2001-J2A Class F, 7.38% 7/16/34 (f)(k)		199,000	226,108
Series 2004-LB4A Class A5, 4.84% 10/15/37		15,641,395	15,732,975
Series 2005-LP5 Class F, 5.4613% 5/10/43 (f)(k)		1,290,000	1,325,282
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (f)		2,073,593	2,012,385
Commercial Mortgage Asset Trust Series 1999-C2 Class G, 6% 11/17/32		302,000	325,751
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Commercial Mortgage Trust pass-thru certificates:
Series 2005 C6 Class B, 5.4356% 6/10/44 (k)		$ 905,000	$ 924,462
Series 2005-C6 Class AJ, 5.209% 6/10/44 (k)		1,260,000	1,313,191
Series 2012-CR1:
Class C, 5.5465% 5/15/45 (k)		850,000	936,993
Class D, 5.5465% 5/15/45 (f)(k)		1,510,000	1,541,465
Series 2012-CR2:
Class E, 5.0196% 8/15/45 (f)(k)		1,727,000	1,700,817
Class F, 4.25% 8/15/45 (f)		1,260,000	1,079,553
Series 2012-LC4:
Class C, 5.8229% 12/10/44 (k)		260,000	291,263
Class D, 5.8229% 12/10/44 (f)(k)		870,000	904,735
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A2, 5.448% 1/15/49 (k)		27,691	27,595
Series 2007-C3 Class A4, 5.8658% 6/15/39 (k)		18,101,798	19,702,141
Series 2007-C5 Class A4, 5.695% 9/15/40 (k)		1,722,000	1,903,623
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5011% 4/15/22 (f)(k)		6,783,000	6,631,088
Credit Suisse First Boston Mortgage Securities Corp.:
floater Series 2006-TF2A Class KER, 0.7511% 9/15/21 (f)(k)		242,851	240,106
Series 1997-C2 Class F, 7.46% 1/17/35 (k)		41,886	41,935
Series 1998-C1:
Class F, 6% 5/17/40 (f)		1,666,119	1,829,248
Class H, 6% 5/17/40 (f)		90,316	74,206
Series 1998-C2:
Class F, 6.75% 11/15/30 (f)		865,014	896,837
Class G, 6.75% 11/15/30 (f)		180,000	195,032
Series 2001-CK6 Class AX, 1.6122% 8/15/36 (k)(m)		111,825	141
Series 2001-CKN5 Class AX, 0% 9/15/34 (f)(k)(m)		8,343	0
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (f)(k)		206,230	208,301
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class F, 0.4711% 2/15/22 (f)(k)		56,885	56,300
Class L, 2.0511% 2/15/22 (f)(k)		99,364	35,246
Series 2007-C1 Class B, 5.487% 2/15/40 (f)(k)		2,907,000	412,003
DBUBS Mortgage Trust Series 2011-LC1A:
Class D, 5.7302% 11/10/46 (f)(k)		500,000	550,403
Class E, 5.7302% 11/10/46 (f)(k)		870,000	931,872
Class F, 5.7302% 11/10/46 (f)(k)		1,560,000	1,517,850
Class G, 4.652% 11/10/46 (f)		1,654,000	1,424,534
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
DBUBS Mortgage Trust Series 2011-LC1A: - continued
Class XB, 0.3196% 11/10/46 (f)(k)(m)		$ 20,920,000	$ 352,084
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		88,509	88,403
DLJ Commercial Mortgage Corp. Series 1998-CG1 Class B4, 7.1704% 6/10/31 (f)(k)		7,153	7,150
Extended Stay America Trust:
Series 2013-ESH7 Class C7, 3.9017% 12/5/31 (f)		1,000,000	1,021,317
Series 2013-ESHM Class M, 7.625% 12/5/19 (f)		337,287	344,201
First Union-Lehman Brothers-Bank of America Commercial Mortgage Trust sequential payer Series 1998-C2 Class G, 7% 11/18/35 (f)(k)		398,733	413,461
Four Times Square Trust sequential payer Series 2006-4TS Class A, 5.401% 12/13/28 (f)		200,000	226,594
Freddie Mac:
pass-thru certificates:
Series K011 Class X3, 2.6621% 12/25/43 (k)(m)		1,640,000	236,226
Series K012 Class X3, 2.3659% 1/25/41 (k)(m)		1,800,000	232,880
Series K013 Class X3, 2.8851% 1/25/43 (k)(m)		820,000	129,922
Series KAIV Class X2, 3.6147% 6/25/46 (k)(m)		420,000	83,868
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3596% 9/25/45 (f)(k)		1,290,000	1,430,810
Series 2011-K10 Class B, 4.7744% 11/25/49 (f)(k)		240,000	258,227
Series 2011-K11 Class B, 4.57% 12/25/48 (f)(k)		750,000	798,180
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (f)		22,514	22,514
GCCFC Commercial Mortgage Trust Series 2005-GG3 Class B, 4.894% 8/10/42 (k)		680,000	692,329
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49		18,337,000	20,044,835
Series 2001-1 Class X1, 1.3938% 5/15/33 (f)(k)(m)		277,968	6,725
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		411,904	336,140
Series 1997-C2 Class G, 6.75% 4/15/29 (k)		299,504	326,969
Series 1999-C2I Class K, 6.481% 9/15/33		835,000	636,305
Series 1999-C3 Class K, 6.974% 8/15/36 (f)		70,982	69,002
Series 2000-C1 Class K, 7% 3/15/33		1,744	1,771
GP Portfolio Trust Series 2014-GPP:
Class D, 2.9022% 2/15/27 (f)(k)		291,000	291,342
Class E, 4.0022% 2/15/27 (f)(k)		142,000	142,165
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39		18,170,000	19,890,844
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Greenwich Capital Commercial Funding Corp.: - continued
Series 2006-GG7 Class A4, 5.8198% 7/10/38 (k)		$ 31,662,406	$ 34,188,718
Series 2007-GG11 Class A1, 0.4614% 12/10/49 (f)(k)(m)		26,883,612	27,287
GS Mortgage Securities Corp. II:
Series 2006-GG6 Class A2, 5.506% 4/10/38		52,226	52,193
Series 2010-C1:
Class D, 6.1706% 8/10/43 (f)(k)		1,255,000	1,382,687
Class E, 4% 8/10/43 (f)		1,240,000	1,085,910
Class X, 1.6537% 8/10/43 (f)(k)(m)		5,677,284	384,738
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A4, 5.56% 11/10/39 (k)		2,223,000	2,416,703
Series 2010-C2:
Class D, 5.3983% 12/10/43 (f)(k)		720,000	763,525
Class XA, 0.8373% 12/10/43 (f)(k)(m)		5,422,666	70,825
Series 2011-GC5:
Class C, 5.4739% 8/10/44 (f)(k)		1,050,000	1,166,972
Class D, 5.4739% 8/10/44 (f)(k)		480,000	496,142
Class E, 5.4739% 8/10/44 (f)(k)		210,000	197,356
Class F, 4.5% 8/10/44 (f)		441,000	342,390
Series 2012-GCJ7:
Class C, 5.9067% 5/10/45 (k)		630,000	706,815
Class D, 5.9067% 5/10/45 (f)(k)		1,054,000	1,111,435
Class E, 5% 5/10/45 (f)		1,039,000	930,644
Series 2012-GCJ9:
Class D, 4.858% 11/10/45 (f)(k)		1,170,000	1,153,425
Class E, 5.0178% 11/10/45 (f)(k)		1,290,000	1,142,903
Series 2013-GC13 Class D, 4.2078% 7/10/46 (f)(k)		1,092,000	990,065
Series 2013-GC16:
Class C, 5.314% 11/10/46 (k)		662,844	720,978
Class D, 5.323% 11/10/46 (f)(k)		680,000	660,767
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (f)		2,450,000	2,500,986
Class DFX, 4.4065% 11/5/30 (f)		23,706,000	24,609,922
Class EFX, 4.6017% 11/5/30 (f)(k)		1,459,000	1,513,083
Invitation Homes Trust floater Series 2013-SFR1 Class F, 3.9% 12/17/30 (f)(k)		590,000	592,230
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (f)(k)		500,000	500,106
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Corp.: - continued
sequential payer Series 2010-CNTR Class A2, 4.311% 8/5/32 (f)		$ 440,000	$ 481,355
Series 2003-C1:
Class D, 5.192% 1/12/37		146,248	146,458
Class F, 6.1804% 1/12/37 (f)(k)		250,000	253,230
Series 2009-IWST:
Class C, 7.6935% 12/5/27 (f)(k)		380,000	457,371
Class D, 7.6935% 12/5/27 (f)(k)		1,885,000	2,248,750
Series 2010-CNTM Class MZ, 8.5% 8/5/20 (f)		670,000	704,143
Series 2010-CNTR Class D, 6.3899% 8/5/32 (f)(k)		695,000	797,844
Series 2012-CBX:
Class C, 5.3585% 6/15/45 (k)		250,000	271,410
Class D, 5.3585% 6/16/45 (f)(k)		690,000	722,279
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class E, 0.4311% 11/15/18 (f)(k)		170,748	169,009
Class F, 0.4811% 11/15/18 (f)(k)		380,931	375,268
Class G, 0.5111% 11/15/18 (f)(k)		330,997	321,067
Class H, 0.6511% 11/15/18 (f)(k)		254,476	245,916
Class J, 0.8011% 11/15/18 (f)(k)		257,928	243,825
Series 2013-INMZ Class M, 6.1295% 9/15/18 (f)(k)		1,715,000	1,735,854
Series 2013-INN:
Class D, 3.552% 10/15/30 (f)(k)		1,000,000	1,004,207
Class E, 4.402% 10/15/30 (f)(k)		800,000	802,524
Series 2013-JWMZ Class M, 6.1511% 4/15/18 (f)(k)		172,394	173,801
Series 2013-JWRZ Class E, 3.8911% 4/15/30 (f)(k)		482,000	480,874
Series 2014-FBLU Class E, 3.653% 12/15/28 (f)(k)		1,038,000	1,038,467
sequential payer:
Series 2006-CB16 Class A1A, 5.546% 5/12/45		15,495,109	16,809,374
Series 2006-CB17:
Class A3, 5.45% 12/12/43		91,428	91,298
Class A4, 5.429% 12/12/43		7,560,000	8,166,516
Series 2006-LDP8 Class A1A, 5.397% 5/15/45		26,089,572	28,308,699
Series 2006-LDP9 Class A3, 5.336% 5/15/47		9,409,000	10,241,377
Series 2007-CB18 Class A4, 5.44% 6/12/47		2,510,000	2,748,583
Series 2007-CB19 Class A4, 5.8947% 2/12/49 (k)		12,470,000	13,807,399
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
JPMorgan Chase Commercial Mortgage Securities Trust: - continued
sequential payer: - continued
Series 2007-LD11:
Class A2, 5.9741% 6/15/49 (k)		$ 612,830	$ 612,698
Class A4, 5.9891% 6/15/49 (k)		29,428,107	32,487,335
Series 2007-LDPX Class A3, 5.42% 1/15/49		24,403,870	26,743,884
Series 2004-CBX Class D, 5.097% 1/12/37 (k)		170,000	159,646
Series 2004-LN2 Class D, 5.4605% 7/15/41 (k)		420,000	369,074
Series 2005-LDP2 Class C, 4.911% 7/15/42 (k)		660,000	667,866
Series 2005-LDP5 Class AJ, 5.5262% 12/15/44 (k)		360,000	377,075
Series 2006-LDP7 Class A4, 6.0252% 4/15/45 (k)		9,520,000	10,276,545
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (k)		157,000	18,840
Series 2010-C2:
Class D, 5.6918% 11/15/43 (f)(k)		645,000	713,722
Class XB, 0.7442% 11/15/43 (f)(k)(m)		3,600,000	129,142
Series 2011-C4:
Class E, 5.5764% 7/15/46 (f)(k)		1,130,000	1,219,286
Class F, 3.873% 7/15/46 (f)		105,000	93,409
Class H, 3.873% 7/15/46 (f)		672,000	462,377
Class TAC2, 7.99% 7/15/46 (f)		671,000	728,365
Series 2011-C5:
Class B. 5.5023% 8/15/46 (f)(k)		1,140,000	1,299,630
Class C, 5.5023% 8/15/46 (f)(k)		1,102,648	1,228,560
Series 2013-LC11:
Class C, 3.9582% 4/15/46		1,115,000	1,100,978
Class D, 4.3833% 4/15/46 (k)		1,430,000	1,326,469
LB Commercial Conduit Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 6.0799% 7/15/44 (k)		21,615,000	24,097,677
Series 1998-C4 Class G, 5.6% 10/15/35 (f)		35,560	35,760
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2005-C3 Class AJ, 4.843% 7/15/40		1,915,000	1,973,743
Series 2005-C7:
Class AJ, 5.323% 11/15/40 (k)		1,500,000	1,576,095
Class AM, 5.263% 11/15/40 (k)		137,000	145,110
Series 2006-C6:
Class A4, 5.372% 9/15/39		857,000	931,484
Class AM, 5.413% 9/15/39		1,500,000	1,637,150
Series 2006-C7:
Class A2, 5.3% 11/15/38		981,760	1,014,704
Class AM, 5.378% 11/15/38		160,000	174,084
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LB-UBS Commercial Mortgage Trust: - continued
sequential payer: - continued
Series 2007-C1 Class A4, 5.424% 2/15/40		$ 16,962,069	$ 18,587,221
Series 2007-C2 Class A3, 5.43% 2/15/40		3,261,821	3,588,052
Series 2004-C2 Class G, 4.595% 3/15/36 (f)(k)		205,447	205,953
Series 2004-C7 Class E, 4.918% 10/15/36		280,000	283,322
Series 2005-C1 Class E, 4.924% 2/15/40		750,000	758,097
Series 2005-C2 Class AJ, 5.205% 4/15/30 (k)		740,000	763,158
Series 2005-C7 Class C, 5.35% 11/15/40 (k)		1,016,000	1,054,045
Series 2006-C4:
Class AJ, 6.0513% 6/15/38 (k)		1,060,000	1,126,578
Class AM, 6.0513% 6/15/38 (k)		500,000	543,830
Series 2007-C6 Class A4, 5.858% 7/15/40 (k)		2,286,943	2,451,829
Series 2007-C7:
Class A3, 5.866% 9/15/45		12,880,190	14,561,957
Class XCP, 0.4192% 9/15/45 (k)(m)		107,180,020	174,703
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA Class H, 0.5511% 9/15/21 (f)(k)		100,841	100,497
LSTAR Commercial Mortgage Trust:
Series 2011-1:
Class B, 5.3999% 6/25/43 (f)(k)		540,000	546,984
Class D, 5.3999% 6/25/43 (f)(k)		310,000	314,238
Series 2014-2:
Class D, 5.319% 1/20/41 (f)(k)		256,000	238,495
Class E, 5.319% 1/20/41 (f)(k)		400,000	313,638
Mach One Trust LLC Series 2004-1A Class H, 6.249% 5/28/40 (f)(k)		260,000	268,941
Merrill Lynch Financial Asset, Inc. Series 2006-CA20 Class E, 5.3909% 10/12/39 (f)(k)	CAD	320,000	287,654
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (k)		218,021	218,344
Merrill Lynch Mortgage Trust:
Series 05-LC1 Class AJ, 5.5468% 1/12/44 (k)		220,000	234,473
Series 2004-MKB1 Class F, 5.9242% 2/12/42 (f)(k)		38,651	38,652
Series 2005-LC1 Class F, 5.6008% 1/12/44 (f)(k)		1,655,000	1,477,089
Series 2006-C1:
Class AJ, 5.8625% 5/12/39 (k)		530,000	538,698
Class AM, 5.8625% 5/12/39 (k)		100,000	107,920
Series 2007-C1 Class A4, 6.0324% 6/12/50 (k)		9,429,517	10,493,487
Series 2008-C1 Class A4, 5.69% 2/12/51		3,980,151	4,470,334
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.2703% 12/12/49 (k)		94,480	94,285
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
sequential payer:
Series 2006-4:
Class A2, 5.112% 12/12/49 (k)		$ 114,505	$ 114,503
Class A3, 5.172% 12/12/49 (k)		900,000	971,533
Class ASB, 5.133% 12/12/49 (k)		718,470	736,229
Series 2007-5 Class A4, 5.378% 8/12/48		19,176,892	20,755,477
Series 2007-6 Class A4, 5.485% 3/12/51 (k)		14,650,000	16,131,716
Series 2007-7 Class A4, 5.81% 6/12/50 (k)		6,656,000	7,373,603
Series 2006-4 Class XP, 0.8119% 12/12/49 (k)(m)		24,039,637	82,744
Series 2007-6 Class B, 5.635% 3/12/51 (k)		1,902,000	627,660
Series 2007-7 Class B, 5.9126% 6/12/50 (k)		166,000	6,062
Series 2007-8 Class A3, 6.0908% 8/12/49 (k)		1,640,000	1,837,061
Mezz Capital Commercial Mortgage Trust sequential payer:
Series 2004-C1 Class A, 4.836% 1/15/37 (f)		9,985	9,985
Series 2004-C2 Class A, 5.318% 10/15/40 (f)		323,254	311,616
Morgan Stanley BAML Trust:
Series 2012-C6 Class D, 4.8184% 11/15/45 (f)(k)		1,357,000	1,371,703
Series 2013-C12 Class D, 4.935% 10/15/46 (f)		1,000,000	948,834
Series 2013-C13 Class D, 5.0593% 11/15/46 (f)(k)		940,000	899,206
Series 2013-C7:
Class D, 4.4426% 2/15/46 (f)(k)		810,000	753,603
Class E, 4.4426% 2/15/46 (f)(k)		340,000	285,273
Series 2013-C8 Class D, 4.311% 12/15/48 (f)(k)		400,000	361,798
Series 2013-C9:
Class C, 4.2106% 5/15/46 (k)		620,000	617,952
Class D, 4.2986% 5/15/46 (f)(k)		1,740,000	1,594,844
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF:
Class C, 1.352% 7/15/19 (f)(k)		357,716	222,900
Class J, 0.582% 7/15/19 (f)(k)		335,939	330,141
Series 2007-XLFA:
Class C, 0.312% 10/15/20 (f)(k)		1,092,000	1,083,362
Class D, 0.342% 10/15/20 (f)(k)		667,354	656,728
Class E, 0.402% 10/15/20 (f)(k)		834,661	817,198
Class F, 0.452% 10/15/20 (f)(k)		500,899	487,915
Class G, 0.492% 10/15/20 (f)(k)		619,188	596,946
Class H, 0.582% 10/15/20 (f)(k)		389,758	356,269
Class J, 0.732% 10/15/20 (f)(k)		225,021	115,678
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Morgan Stanley Capital I Trust: - continued
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		$ 620,000	$ 675,971
Series 2007-HQ11 Class A31, 5.439% 2/12/44 (k)		217,987	219,174
Series 2012-C4 Class E, 5.7095% 3/15/45 (f)(k)		1,210,000	1,246,183
Series 1997-RR Class F, 7.4296% 4/30/39 (f)(k)		70,329	70,329
Series 1998-CF1 Class G, 7.35% 7/15/32 (f)		208,011	168,685
Series 1999-WF1:
Class N, 5.91% 11/15/31 (f)		210,000	210,881
Class O, 5.91% 11/15/31 (f)		179,888	62,130
Series 2004-IQ7 Class E, 5.4924% 6/15/38 (f)(k)		120,000	126,143
Series 2005-HQ5 Class B, 5.272% 1/14/42		1,500,000	1,532,028
Series 2005-HQ6 Class AJ, 5.073% 8/13/42 (k)		1,000,000	1,035,253
Series 2006-IQ11 Class A4, 5.8268% 10/15/42 (k)		482,791	510,967
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		719,000	774,495
Series 2006-T23 Class A3, 5.9816% 8/12/41 (k)		869,023	877,644
Series 2007-HQ12 Class A2, 5.7773% 4/12/49 (k)		5,598,148	5,744,495
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (k)		2,852,000	3,148,953
Class B, 5.9061% 4/15/49 (k)		469,000	104,043
Series 2011-C1:
Class C, 5.4188% 9/15/47 (f)(k)		970,000	1,079,006
Class D, 5.4188% 9/15/47 (f)(k)		1,760,000	1,926,834
Class E, 5.4188% 9/15/47 (f)(k)		573,100	596,802
Series 2011-C2:
Class D, 5.482% 6/15/44 (f)(k)		580,000	629,693
Class E, 5.482% 6/15/44 (f)(k)		600,000	634,634
Class F, 5.482% 6/15/44 (f)(k)		550,000	509,913
Class XB, 0.5341% 6/15/44 (f)(k)(m)		9,001,008	258,446
Series 2011-C3:
Class C, 5.3556% 7/15/49 (f)(k)		1,000,000	1,098,789
Class D, 5.3556% 7/15/49 (f)(k)		1,130,000	1,196,571
Class E, 5.3556% 7/15/49 (f)(k)		400,000	409,906
Series 2012-C4 Class D, 5.7095% 3/15/45 (f)(k)		330,000	355,069
Morgan Stanley Dean Witter Capital I Trust:
Series 2000-PRIN Class C, 7.9575% 2/23/34 (k)		328,289	342,609
Series 2001-TOP3 Class E, 7.643% 7/15/33 (f)(k)		150,000	155,527
Series 2003-TOP9 Class E, 5.6071% 11/13/36 (f)(k)		78,000	79,580
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (f)		273,000	306,607
Class D, 6.45% 1/22/26 (f)		740,731	823,376
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (f)		$ 896,801	$ 1,146,292
RBSCF Trust Series 2010-MB1 Class D, 4.9818% 4/15/24 (f)(k)		1,238,000	1,262,438
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (f)	CAD	107,000	97,104
Class G, 4.456% 9/12/38 (f)	CAD	54,000	48,053
Class H, 4.456% 9/12/38 (f)	CAD	36,000	31,416
Class J, 4.456% 9/12/38 (f)	CAD	36,000	30,047
Class K, 4.456% 9/12/38 (f)	CAD	18,000	14,397
Class L, 4.456% 9/12/38 (f)	CAD	26,000	19,124
Class M, 4.456% 9/12/38 (p)	CAD	104,391	61,402
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	126,000	113,247
Class G, 4.57% 4/12/23	CAD	42,000	36,779
Class H, 4.57% 4/12/23	CAD	42,000	35,839
Class J, 4.57% 4/12/23	CAD	42,000	34,929
Class K, 4.57% 4/12/23	CAD	21,000	17,023
Class L, 4.57% 4/12/23	CAD	63,000	49,788
Class M, 4.57% 4/12/23	CAD	158,909	97,029
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (f)		268,000	100,139
SCG Trust Series 2013-SRP1 Class D, 3.4959% 11/15/26 (f)(k)		880,000	853,488
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5494% 8/15/39 (k)		170,000	180,542
Series 2007-C4 Class F, 5.5494% 8/15/39 (k)		820,000	665,982
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (f)		270,000	287,741
UBS Commercial Mortgage Trust Series 2007-FL1:
Class F, 0.7261% 7/15/24 (f)(k)		110,000	108,619
Class G, 0.7261% 7/15/24 (f)(k)		200,000	197,240
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (f)(k)		310,000	302,584
Series 2012-WRM Class E, 4.238% 6/10/30 (f)(k)		970,000	915,986
UBS-Citigroup Commercial Mortgage Trust Series 2011-C1 Class B, 6.0705% 1/10/45 (f)(k)		284,000	334,629
VNO Mortgage Trust Series 2012-6AVE Class D, 3.337% 11/15/30 (f)(k)		1,299,000	1,247,439
Vornado DP LLC Series 2010-VNO Class D, 6.3555% 9/13/28 (f)		180,000	208,710
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class G, 0.5111% 9/15/21 (f)(k)		$ 1,046,241	$ 1,025,672
Class J, 0.7511% 9/15/21 (f)(k)		395,545	379,858
Series 2007-WHL8:
Class F, 0.6311% 6/15/20 (f)(k)		4,565,501	4,213,688
Class LXR1, 0.8511% 6/15/20 (f)(k)		233,698	229,453
sequential payer:
Series 2006-C29 Class A1A, 5.297% 11/15/48		8,966,809	9,827,211
Series 2007-C30 Class A5, 5.342% 12/15/43		20,854,000	22,795,589
Series 2007-C31 Class A4, 5.509% 4/15/47		47,423,000	51,499,434
Series 2007-C32 Class A3, 5.9341% 6/15/49 (k)		19,449,000	21,463,673
Series 2007-C33:
Class A4, 6.1321% 2/15/51 (k)		11,720,000	12,873,658
Class A5, 6.1321% 2/15/51 (k)		19,259,000	21,555,000
Series 2004-C10 Class E, 4.931% 2/15/41		340,000	340,396
Series 2004-C11:
Class D, 5.5269% 1/15/41 (k)		360,000	383,698
Class E, 5.5769% 1/15/41 (k)		327,000	348,231
Series 2004-C12 Class D, 5.5779% 7/15/41 (k)		280,000	279,716
Series 2004-C14:
Class B, 5.17% 8/15/41		258,500	259,926
Class C, 5.21% 8/15/41		170,000	170,897
Series 2004-C15 Class 175C, 6.0432% 10/15/41 (f)(k)		500,000	506,912
Series 2005-C19 Class B, 4.892% 5/15/44		1,902,000	1,950,278
Series 2005-C22:
Class B, 5.5471% 12/15/44 (k)		4,218,000	4,234,281
Class F, 5.5471% 12/15/44 (f)(k)		3,171,000	697,661
Series 2006-C23 Class A5, 5.416% 1/15/45 (k)		7,870,000	8,409,457
Series 2006-C27 Class A1A, 5.749% 7/15/45 (k)		21,964,440	23,926,743
Series 2007-C31 Class C, 5.8591% 4/15/47 (k)		522,000	502,127
Series 2007-WHL8 Class D, 0.4511% 6/15/20 (k)		9,900,000	9,607,366
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6698% 11/15/43 (f)(k)(m)		20,614,217	644,957
Series 2012-LC5:
Class C, 4.693% 10/15/45 (k)		569,000	597,633
Class D, 4.9378% 10/15/45 (f)(k)		1,621,000	1,595,907
Series 2013-LC12 Class C, 4.4405% 7/15/46 (k)		600,000	606,686
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
WF-RBS Commercial Mortgage Trust:
Series 2011-C3:
Class C, 5.335% 3/15/44 (f)		$ 360,000	$ 395,758
Class D, 5.721% 3/15/44 (f)(k)		230,000	243,375
Class E, 5% 3/15/44 (f)		890,000	827,640
Series 2011-C4 Class E, 5.4154% 6/15/44 (f)(k)		320,000	330,927
Series 2011-C5:
Class C, 5.8231% 11/15/44 (f)(k)		260,000	293,047
Class D, 5.8231% 11/15/44 (f)(k)		600,000	660,194
Class E, 5.8231% 11/15/44 (f)(k)		590,000	627,408
Class F, 5.25% 11/15/44 (f)(k)		933,000	865,601
Class XA, 2.1822% 11/15/44 (f)(k)(m)		5,042,840	498,787
Series 2012-C10:
Class D, 4.6081% 12/15/45 (f)(k)		380,000	362,087
Class E, 4.6081% 12/15/45 (f)(k)		1,190,000	993,956
Series 2012-C6 Class D, 5.7477% 4/15/45 (f)(k)		540,000	563,933
Series 2012-C7:
Class C, 5.0023% 6/15/45 (k)		1,270,000	1,354,300
Class E, 5.0023% 6/15/45 (f)(k)		890,000	876,230
Class F, 4.5% 6/15/45 (f)		357,000	308,664
Class G, 4.5% 6/15/45 (f)		700,000	515,815
Series 2012-C8 Class D, 5.0401% 8/15/45 (f)(k)		650,000	677,220
Series 2013-C11:
Class D, 4.3228% 3/15/45 (f)(k)		870,000	817,366
Class E, 4.3228% 3/15/45 (f)(k)		1,750,000	1,437,798
Series 2013-C13 Class D, 4.2791% 5/15/45 (f)(k)		600,000	553,004
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $837,295,245)			907,778,326
Municipal Securities - 1.9%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (k)		3,300,000	3,356,463
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39		2,650,000	3,730,485
7.3% 10/1/39		18,415,000	25,748,405
7.5% 4/1/34		9,105,000	12,918,993
7.6% 11/1/40		12,540,000	18,601,084
7.625% 3/1/40		5,410,000	7,887,293
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22		2,410,000	2,599,619
Municipal Securities - continued
		Principal Amount (d)	Value
Chicago Gen. Oblig.: - continued
(Taxable Proj.): - continued
Series 2010 C1, 7.781% 1/1/35		$ 13,950,000	$ 17,314,182
Series 2012 B, 5.432% 1/1/42		3,285,000	3,262,399
6.314% 1/1/44		19,560,000	21,663,874
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18		1,105,000	1,182,361
5.1% 6/1/33		63,045,000	63,796,496
Series 2010, 4.421% 1/1/15		6,825,000	6,973,649
Series 2010-1, 6.63% 2/1/35		11,945,000	13,672,964
Series 2010-3:
5.547% 4/1/19		330,000	366,287
6.725% 4/1/35		17,810,000	20,744,732
7.35% 7/1/35		8,165,000	9,911,249
Series 2011:
4.961% 3/1/16		1,035,000	1,102,617
5.365% 3/1/17		395,000	433,722
5.665% 3/1/18		10,595,000	11,869,790
5.877% 3/1/19		27,935,000	31,586,384
Series 2013:
2.69% 12/1/17		3,365,000	3,426,950
3.14% 12/1/18		3,490,000	3,556,973
TOTAL MUNICIPAL SECURITIES (Cost $268,158,073)			285,706,971
Foreign Government and Government Agency Obligations - 2.3%

Argentine Republic:
2.5% 12/31/38 (e)		2,330,000	978,600
7% 10/3/15		5,060,000	4,849,167
7% 4/17/17		3,675,000	3,348,129
8.28% 12/31/33		2,771,829	2,162,027
Aruba Government 4.625% 9/14/23 (f)		560,000	550,480
Azerbaijan Rep 4.75% 3/18/24 (f)		560,000	583,072
Bahamian Republic 6.95% 11/20/29 (f)		555,000	616,605
Bahrain Kingdom 6.125% 8/1/23 (f)		580,000	661,560
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (f)		10,570,000	10,871,245
5.75% 9/26/23 (f)		10,378,000	11,121,065
Barbados Government 7% 8/4/22 (f)		270,000	256,770
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Belarus Republic:
8.75% 8/3/15 (Reg. S)		$ 4,185,000	$ 4,315,572
8.95% 1/26/18		1,015,000	1,073,363
Brazilian Federative Republic:
4.25% 1/7/25		10,005,000	10,205,100
5.625% 1/7/41		13,385,000	14,455,800
7.125% 1/20/37		1,875,000	2,381,250
8.25% 1/20/34		1,535,000	2,143,244
12.25% 3/6/30		785,000	1,442,438
Buenos Aires Province 10.875% 1/26/21 (Reg. S)		1,330,000	1,240,225
City of Buenos Aires 12.5% 4/6/15 (f)		925,000	951,594
Colombian Republic:
5.625% 2/26/44		1,050,000	1,182,563
6.125% 1/18/41		1,985,000	2,372,075
7.375% 9/18/37		1,680,000	2,289,000
10.375% 1/28/33		2,100,000	3,312,750
Congo Republic 3.5% 6/30/29 (e)		3,303,153	2,985,554
Costa Rican Republic:
4.25% 1/26/23 (f)		2,050,000	1,990,550
4.375% 4/30/25 (f)		890,000	832,150
5.625% 4/30/43 (f)		490,000	436,100
7% 4/4/44 (f)		1,050,000	1,107,750
Croatia Republic:
5.5% 4/4/23 (f)		1,710,000	1,782,675
6% 1/26/24 (f)		1,400,000	1,508,500
6.25% 4/27/17 (f)		1,460,000	1,584,100
6.375% 3/24/21 (f)		1,550,000	1,710,813
6.625% 7/14/20 (f)		1,670,000	1,870,400
6.75% 11/5/19 (f)		2,050,000	2,304,979
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (f)		475,000	485,688
5.875% 7/25/22 (f)		1,175,000	1,207,313
5.875% 7/25/22		450,000	462,375
6% 1/14/19 (f)		900,000	952,875
6.25% 10/4/20 (f)		2,130,000	2,260,463
6.25% 7/27/21 (f)		1,410,000	1,491,075
7.4% 1/22/15 (f)		715,000	737,344
Dominican Republic:
1.1344% 8/30/24 (k)		1,850,000	1,567,875
5.875% 4/18/24 (f)		570,000	595,650
5.875% 4/18/24		585,000	611,325
7.45% 4/30/44 (f)		1,805,000	1,917,168
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Dominican Republic: - continued
7.5% 5/6/21 (f)		$ 2,030,000	$ 2,344,650
9.04% 1/23/18 (f)		625,183	688,483
El Salvador Republic:
7.625% 2/1/41 (f)		675,000	714,150
7.65% 6/15/35 (Reg. S)		1,165,000	1,241,890
8.25% 4/10/32 (Reg. S)		575,000	656,075
Gabonese Republic 6.375% 12/12/24 (f)		931,600	1,023,596
Georgia Republic 6.875% 4/12/21 (f)		720,000	819,000
German Federal Republic 2.5% 7/4/44	EUR	350,000	503,658
Guatemalan Republic 5.75% 6/6/22 (f)		555,000	609,806
Hungarian Republic:
4.125% 2/19/18		1,976,000	2,042,690
5.375% 3/25/24		594,000	631,125
5.75% 11/22/23		1,910,000	2,086,675
6.375% 3/29/21		1,265,000	1,438,938
7.625% 3/29/41		1,980,000	2,479,950
Indonesian Republic:
3.375% 4/15/23 (f)		555,000	523,088
4.875% 5/5/21 (f)		1,260,000	1,338,750
5.25% 1/17/42 (f)		715,000	698,019
5.375% 10/17/23		400,000	432,000
5.875% 3/13/20 (f)		1,260,000	1,412,775
6.625% 2/17/37 (f)		950,000	1,087,750
6.75% 1/15/44 (f)		890,000	1,050,200
7.75% 1/17/38 (f)		2,270,000	2,897,746
8.5% 10/12/35 (Reg. S)		1,860,000	2,534,083
11.625% 3/4/19 (f)		885,000	1,213,556
Islamic Republic of Pakistan:
7.125% 3/31/16 (f)		3,410,000	3,516,563
7.125% 3/31/16 (Reg. S)		100,000	103,125
7.25% 4/15/19 (f)		3,260,000	3,390,400
8.25% 4/15/24 (f)		1,000,000	1,060,000
Ivory Coast 7.7743% 12/31/32 (e)		3,000,000	2,925,000
Jordanian Kingdom 3.875% 11/12/15		1,220,000	1,227,625
KfW:
2.125% 1/17/23		4,980,000	4,819,993
4% 1/27/20		1,250,000	1,389,293
Latvian Republic:
5.25% 2/22/17 (f)		550,000	599,500
5.25% 6/16/21 (f)		305,000	342,424
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Lebanese Republic:
4% 12/31/17		$ 3,978,000	$ 3,918,330
4.75% 11/2/16		1,785,000	1,802,850
5.15% 11/12/18		1,190,000	1,199,818
5.45% 11/28/19		1,555,000	1,566,663
6.375% 3/9/20		1,180,000	1,233,100
Lithuanian Republic:
6.125% 3/9/21 (f)		1,760,000	2,066,064
6.625% 2/1/22 (f)		1,940,000	2,352,250
7.375% 2/11/20 (f)		1,565,000	1,921,038
Moroccan Kingdom:
4.25% 12/11/22 (f)		1,800,000	1,804,050
5.5% 12/11/42 (f)		600,000	598,872
Panamanian Republic:
4.3% 4/29/53		630,000	557,550
6.7% 1/26/36		1,570,000	1,954,650
8.875% 9/30/27		1,335,000	1,924,069
9.375% 4/1/29		965,000	1,442,675
Peruvian Republic:
4% 3/7/27 (e)		1,360,000	1,360,000
7.35% 7/21/25		700,000	930,125
8.75% 11/21/33		2,625,000	4,042,500
Philippine Republic:
6.375% 1/15/32		395,000	499,181
7.75% 1/14/31		1,655,000	2,333,550
9.5% 2/2/30		1,685,000	2,691,788
10.625% 3/16/25		1,210,000	1,923,900
Plurinational State of Bolivia:
4.875% 10/29/22 (f)		930,000	930,000
5.95% 8/22/23 (f)		885,000	940,755
5.95% 8/22/23		400,000	425,200
Polish Government:
3% 3/17/23		1,465,000	1,425,445
5% 3/23/22		1,805,000	2,023,856
6.375% 7/15/19		790,000	939,113
Provincia de Cordoba 12.375% 8/17/17 (f)		1,515,000	1,446,825
Provincia de Neuquen Argentina 7.875% 4/26/21 (Reg. S)		1,024,250	1,021,689
Republic of Angola 7% 8/16/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		1,250,000	1,378,125
Republic of Armenia 6% 9/30/20 (f)		2,655,000	2,807,636
Republic of Iraq 5.8% 1/15/28 (Reg. S)		4,750,000	4,524,375
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Republic of Namibia 5.5% 11/3/21 (f)		$ 740,000	$ 806,600
Republic of Nigeria:
5.125% 7/12/18 (f)		980,000	1,015,525
6.75% 1/28/21 (f)		615,000	675,731
Republic of Paraguay 4.625% 1/25/23 (f)		425,000	433,500
Republic of Serbia:
4.875% 2/25/20 (f)		790,000	814,846
5.25% 11/21/17 (f)		965,000	1,015,663
5.875% 12/3/18 (f)		2,180,000	2,343,500
6.75% 11/1/24 (f)		2,427,686	2,464,101
7.25% 9/28/21 (f)		1,450,000	1,678,375
Republic of Zambia 5.375% 9/20/22 (f)		800,000	742,000
Romanian Republic:
4.375% 8/22/23 (f)		1,796,000	1,847,635
6.125% 1/22/44 (f)		1,472,000	1,674,862
6.75% 2/7/22 (f)		2,872,000	3,442,810
6.75% 2/7/22		50,000	59,938
Russian Federation:
4.875% 9/16/23 (f)		600,000	617,400
5.625% 4/4/42 (f)		400,000	415,000
5.875% 9/16/43 (f)		600,000	637,500
7.5% 3/31/30 (Reg. S)		3,885,320	4,510,857
12.75% 6/24/28 (Reg. S)		3,235,000	5,575,523
Slovakia Republic 4.375% 5/21/22 (f)		700,000	750,225
South African Republic 5.875% 9/16/25		1,785,000	2,008,125
State Oil Co. of Azerbaijan Republic:
4.75% 3/13/23 (Reg. S)		1,425,000	1,415,953
5.45% 2/9/17 (Reg. S)		455,000	481,163
Turkish Republic:
5.125% 3/25/22		515,000	546,312
5.625% 3/30/21		815,000	890,388
6.25% 9/26/22		680,000	770,712
6.75% 4/3/18		1,075,000	1,219,588
6.75% 5/30/40		975,000	1,142,798
6.875% 3/17/36		1,795,000	2,131,563
7% 3/11/19		685,000	789,463
7.25% 3/5/38		1,150,000	1,426,000
7.375% 2/5/25		1,695,000	2,059,425
7.5% 11/7/19		1,215,000	1,442,813
8% 2/14/34		570,000	750,975
11.875% 1/15/30		630,000	1,081,710
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		$ 1,515,000	$ 1,371,075
Ukraine Government:
7.75% 9/23/20 (f)		1,105,000	1,035,938
7.8% 11/28/22 (f)		450,000	416,813
7.95% 6/4/14 (f)		235,000	235,000
7.95% 6/4/14 (Reg.S)		375,000	375,000
7.95% 2/23/21 (f)		1,025,000	968,830
9.25% 7/24/17 (f)		2,200,000	2,175,250
United Mexican States:
4% 10/2/23		28,314,000	29,800,485
4.75% 3/8/44		13,662,000	13,935,240
6.05% 1/11/40		1,206,000	1,459,260
6.75% 9/27/34		800,000	1,039,000
7.5% 4/8/33		360,000	499,500
8.3% 8/15/31		420,000	617,400
United Republic of Tanzania 6.332% 3/9/20 (k)		855,000	914,850
Uruguay Republic 7.875% 1/15/33 pay-in-kind		3,760,000	5,132,400
Venezuelan Republic:
5.75% 2/26/16 (Reg S.)		5,980,000	5,588,310
6% 12/9/20		540,000	392,445
7% 3/31/38		395,000	254,775
9% 5/7/23 (Reg. S)		1,585,000	1,283,850
9.25% 5/7/28 (Reg. S)		630,000	494,550
9.375% 1/13/34		505,000	398,950
11.75% 10/21/26 (Reg. S)		1,160,000	1,068,360
11.95% 8/5/31 (Reg. S)		1,825,000	1,679,000
12.75% 8/23/22		2,230,000	2,207,700
13.625% 8/15/18		1,318,000	1,390,490
Vietnamese Socialist Republic:
1.1875% 3/12/16 (k)		513,044	451,478
4% 3/12/28 (e)		4,365,250	3,885,072
6.875% 1/15/16 (f)		1,880,000	2,018,650
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $325,353,248)			350,363,284
Supranational Obligations - 0.0%

European Financial Stability Facility 3% 9/4/34 (Cost $2,116,666)	EUR	1,550,000	2,318,441
Common Stocks - 0.0%
	Shares	Value
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
CUI Acquisition Corp. Class E (a)(f)	1	$ 134,400
TOTAL COMMON STOCKS (Cost $1,258,919)		134,400
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
Alexandria Real Estate Equities, Inc. Series D 7.00%	9,000	245,250
Nonconvertible Preferred Stocks - 0.1%
FINANCIALS - 0.1%
Real Estate Investment Trusts - 0.1%
Alexandria Real Estate Equities, Inc. Series E, 6.45%	15,000	377,250
Annaly Capital Management, Inc.:
Series C, 7.625%	27,600	675,924
Series D, 7.50%	5,942	143,559
Boston Properties, Inc. 5.25%	17,500	396,550
CBL & Associates Properties, Inc.:
Series D, 7.375%	7,720	197,709
Series E, 6.625%	25,000	616,750
Cedar Shopping Centers, Inc. Series B, 7.25%	10,000	252,000
Corporate Office Properties Trust:
Series H, 7.50%	5,000	126,450
Series L, 7.375%	12,221	320,801
CYS Investments, Inc. Series B, 7.50%	21,700	507,997
DDR Corp. Series K, 6.25%	17,823	423,474
Digital Realty Trust, Inc. Series E, 7.00%	10,000	256,400
Equity Lifestyle Properties, Inc. Series C, 6.75%	18,343	474,167
Essex Property Trust, Inc. Series H, 7.125%	9,354	247,413
First Potomac Realty Trust 7.75%	15,000	382,950
Hersha Hospitality Trust Series B, 8.00%	13,844	368,527
Hospitality Properties Trust Series D, 7.125%	10,000	261,300
LaSalle Hotel Properties Series H, 7.50%	10,000	258,600
PS Business Parks, Inc.:
Series R, 6.875%	10,000	257,700
Series S, 6.45%	21,000	533,610
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Public Storage:
Series P, 6.50%	12,000	$ 312,600
Series R, 6.35%	10,500	272,475
Series S, 5.90%	20,000	502,600
Realty Income Corp. Series F, 6.625%	12,000	308,880
Regency Centers Corp. Series 6, 6.625%	5,510	141,883
Retail Properties America, Inc. 7.00%	24,109	628,522
Sabra Health Care REIT, Inc. Series A, 7.125%	18,495	466,074
Stag Industrial, Inc. Series A, 9.00%	20,000	560,000
Sun Communities, Inc. Series A, 7.125%	14,801	378,906
Taubman Centers, Inc. Series J, 6.50%	11,338	283,563
		10,934,634
TOTAL PREFERRED STOCKS (Cost $10,918,025)		11,179,884
Bank Loan Obligations - 0.7%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Allison Transmission, Inc. Tranche B 3LN, term loan 3.75% 8/23/19 (k)	$ 543,638	544,344
Automobiles - 0.0%
Chrysler Group LLC term loan 3.25% 12/31/18 (k)	1,110,000	1,098,900
Hotels, Restaurants & Leisure - 0.1%
24 Hour Fitness Worldwide, Inc. Tranche B, term loan 4.75% 5/30/21 (k)	185,000	186,850
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (k)	340,000	336,600
Dunkin Brands, Inc. Tranche B 4LN, term loan 3.25% 2/7/21 (k)	5,175,000	5,097,375
Extended Stay America, Inc. 9.625% 12/1/19	337,963	348,102
Golden Nugget, Inc. Tranche B, term loan:
5.5% 11/21/19 (k)	195,510	199,420
5.5% 11/21/19 (k)	83,790	85,466
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (k)	1,500,000	1,494,375
Bank Loan Obligations - continued
	Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
La Quinta Intermediate Holdings LLC Tranche B LN, Tranche B, term loan 4% 4/14/21 (k)	$ 1,390,000	$ 1,390,000
Las Vegas Sands LLC Tranche B, term loan 3.25% 12/19/20 (k)	573,563	572,129
		9,710,317
Media - 0.0%
Clear Channel Communications, Inc. Tranche D, term loan 6.9% 1/30/19 (k)	5,170,000	5,111,838
Numericable LLC:
Tranche B 1LN, term loan 4.5% 5/8/20 (k)	753,296	758,004
Tranche B 2LN, term loan 4.5% 5/8/20 (k)	651,704	655,777
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (k)	558,600	557,902
		7,083,521
TOTAL CONSUMER DISCRETIONARY		18,437,082
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Del Monte Foods Consumer Products:
Tranche 2LN, term loan 8.25% 8/18/21 (k)	260,000	256,750
Tranche B 1LN, term loan 4.25% 2/18/21 (k)	523,688	521,724
		778,474
Food Products - 0.0%
Post Holdings, Inc. Tranche B, term loan 3.75% 5/28/21 (k)	100,000	100,250
TOTAL CONSUMER STAPLES		878,724
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Seadrill Operating LP Tranche B, term loan 4% 2/21/21 (k)	2,139,638	2,131,614
Oil, Gas & Consumable Fuels - 0.1%
Energy Transfer Equity LP Tranche B, term loan 3.25% 12/2/19 (k)	2,105,000	2,081,529
Fieldwood Energy, LLC:
Tranche 2LN, term loan 8.375% 9/30/20 (k)	3,370,000	3,471,100
Tranche B 1LN, term loan 3.875% 9/30/18 (k)	343,600	342,741
Bank Loan Obligations - continued
	Principal Amount (d)	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Peabody Energy Corp. Tranche B, term loan 4.25% 9/24/20 (k)	$ 1,771,100	$ 1,777,742
Samson Investment Co. Tranche B 2LN, term loan 5% 9/25/18 (k)	205,000	203,975
Western Refining, Inc. Tranche B, term loan 4.25% 11/12/20 (k)	144,638	145,549
		8,022,636
TOTAL ENERGY		10,154,250
FINANCIALS - 0.1%
Capital Markets - 0.0%
Equinox Holdings, Inc. Tranche B 1LN, term loan 4.25% 2/1/20 (k)	448,330	447,210
Diversified Financial Services - 0.1%
Blackstone 9.98% 10/1/17	1,238,759	1,263,534
Calpine Construction Finance Co. LP Tranche B 1LN, term loan 3% 5/3/20 (k)	3,050,000	2,992,813
Delos Finance SARL Tranche B LN, term loan 3.5% 3/6/21 (k)	1,355,000	1,357,541
Moxie Patriot LLC Tranche B, term loan 6.75% 12/19/20 (k)	2,070,000	2,108,813
MPH Acquisition Holdings LLC Tranche B, term loan 4% 3/31/21 (k)	1,183,091	1,175,697
TransUnion LLC Tranche B, term loan 4% 4/9/21 (k)	2,325,000	2,326,453
		11,224,851
Insurance - 0.0%
StoneRiver Group LP:
Tranche 2LN, term loan 8.5% 5/30/20 (k)	2,266,346	2,260,680
Tranche B 1LN, term loan 4.5601% 11/30/19 (k)	642,175	637,359
		2,898,039
Real Estate Management & Development - 0.0%
CityCenter 8.74% 7/10/15 (k)	413,418	413,418
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (k)	545,000	544,319
		957,737
Bank Loan Obligations - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5% 2/15/18 (k)	$ 44,550	$ 44,828
TOTAL FINANCIALS		15,572,665
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Community Health Systems, Inc. Tranche D, term loan 4.25% 1/27/21 (k)	613,463	615,763
Pharmaceuticals - 0.1%
Endo Luxembourg Finance I Comp Tranche B, term loan 3.25% 2/28/21 (k)	2,135,000	2,132,331
Grifols, S.A. Tranche B, term loan 3.15% 2/27/21 (k)	3,560,000	3,542,200
Pharmedium Healthcare Corp.:
Tranche 2LN, term loan 7.75% 1/28/22 (k)	1,080,000	1,090,800
Tranche B 1LN, term loan 4.25% 1/28/21 (k)	1,960,000	1,955,100
		8,720,431
TOTAL HEALTH CARE		9,336,194
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche D, term loan 5/21/21 (n)	1,010,000	1,002,425
Building Products - 0.0%
GYP Holdings III Corp.:
Tranche 1LN, term loan 4.75% 4/1/21 (k)	1,755,000	1,737,626
Tranche 2LN, term loan 7.75% 4/1/22 (k)	350,000	352,625
HD Supply, Inc. Tranche B 1LN, term loan 4% 6/28/18 (k)	1,152,069	1,152,069
Nortek, Inc. Tranche B, term loan 3.75% 10/30/20 (k)	1,190,000	1,191,488
		4,433,808
Commercial Services & Supplies - 0.1%
ARAMARK Corp. Tranche F, term loan 3.25% 2/24/21 (k)	1,435,000	1,427,825
ARC Document Solutions, Inc. Tranche B, term loan 6.25% 12/20/18 (k)	4,060,875	4,111,636
Brand Energy & Infrastructure Services, Inc. Tranche B, term loan 4.75% 11/26/20 (k)	2,587,065	2,593,533
Garda World Security Corp.:
term loan 4% 11/8/20 (k)	2,009,968	2,002,430
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Garda World Security Corp.: - continued
Tranche DD, term loan 4% 11/8/20 (k)	$ 514,178	$ 512,250
Lineage Logistics Holdings, LLC. Tranche B, term loan 4.5% 4/7/21 (k)	920,000	914,250
		11,561,924
Construction & Engineering - 0.0%
Drumm Investors LLC Tranche B, term loan 6.75% 5/4/18 (k)	471,821	472,410
Electrical Equipment - 0.0%
Southwire LLC, Tranche B, term loan 3.25% 2/10/21 (k)	745,000	743,138
Machinery - 0.0%
INA Beteiligungsgesellschaft MBH Tranche E, term loan 5/12/20 (n)	430,000	432,688
Road & Rail - 0.0%
YRC Worldwide, Inc. Tranche B, term loan 8% 2/13/19 (k)	698,250	699,123
TOTAL INDUSTRIALS		19,345,516
INFORMATION TECHNOLOGY - 0.2%
Communications Equipment - 0.0%
Alcatel-Lucent U.S.A., Inc. Tranche C 1LN, term loan 4.5% 1/30/19 (k)	3,681,360	3,681,360
Electronic Equipment & Components - 0.0%
Atkore International, Inc.:
Tranche 2LN, term loan 7.75% 10/9/21 (k)	575,000	578,594
Tranche B 1LN, term loan 4.5% 4/9/21 (k)	1,030,000	1,035,150
Infor U.S., Inc. Tranche B 5LN, term loan 3.75% 6/3/20 (k)	488,775	485,109
		2,098,853
Internet Software & Services - 0.1%
DealerTrack Holdings, Inc. Tranche B LN, term loan 3.5% 2/28/21 (k)	2,145,000	2,142,319
Sungard Availability Services Capital, Inc. Tranche B, term loan 6% 3/31/19 (k)	2,635,000	2,621,825
		4,764,144
IT Services - 0.1%
First Data Corp. term loan 4.15% 3/24/18 (k)	4,645,000	4,650,806
Bank Loan Obligations - continued
	Principal Amount (d)	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.0%
Freescale Semiconductor, Inc. Tranche B 4LN, term loan 4.25% 3/1/20 (k)	$ 1,775,550	$ 1,777,769
NXP BV Tranche D, term loan 3.75% 1/11/20 (k)	2,089,500	2,076,441
		3,854,210
Technology Hardware, Storage & Peripherals - 0.0%
Dell International LLC Tranche B, term loan 4.5% 4/29/20 (k)	2,678,271	2,675,057
TOTAL INFORMATION TECHNOLOGY		21,724,430
MATERIALS - 0.0%
Containers & Packaging - 0.0%
Berry Plastics Corp. Tranche E, term loan 3.75% 1/6/21 (k)	895,000	891,644
Signode Packaging Systems, Inc. Tranche B, term loan 4% 5/1/21 (k)	3,585,000	3,567,075
		4,458,719
Metals & Mining - 0.0%
Fortescue Metals Group Ltd. Tranche B, term loan 3.75% 6/30/19 (k)	1,397,975	1,387,490
TOTAL MATERIALS		5,846,209
TOTAL BANK LOAN OBLIGATIONS (Cost $100,805,657)		101,295,070
Sovereign Loan Participations - 0.0%

Indonesian Republic loan participation:
Citibank 1.1875% 12/14/19 (k)	1,004,767	974,624
Goldman Sachs 1.1875% 12/14/19 (k)	861,111	835,278
Mizuho 1.1875% 12/14/19 (k)	403,760	391,647
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $2,035,728)		2,201,549
Bank Notes - 0.0%

Fifth Third Bank 4.75% 2/1/15 (Cost $1,342,057)	1,329,000	1,365,660
Fixed-Income Funds - 18.7%
	Shares	Value
Fidelity Floating Rate Central Fund (l)	4,020,200	$ 436,513,308
Fidelity Mortgage Backed Securities Central Fund (l)	21,818,365	2,364,674,391
TOTAL FIXED-INCOME FUNDS (Cost $2,566,776,331)		2,801,187,699
Preferred Securities - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)	$ 1,850,000	1,946,591
CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Cosan Overseas Ltd. 8.25% (g)	850,000	888,083
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Reliance Industries Ltd.:
5.875% (f)(g)	600,000	594,196
5.875% (Reg. S) (g)	200,000	198,065
		792,261
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	9,935,000	11,435,475
Barclays PLC 8.25% (g)(k)	935,000	1,026,128
KBC Groupe SA 5.625% (Reg. S) (g)(k)	2,850,000	3,943,348
		16,404,951
Capital Markets - 0.1%
UBS AG 4.75% 2/12/26 (Reg. S) (k)	3,700,000	5,383,811
Diversified Financial Services - 0.0%
Magnesita Finance Ltd. 8.625% (Reg. S) (g)	200,000	197,451
Vattenfall Treasury AB 5.25% (g)(k)	3,000,000	4,431,865
		4,629,316
TOTAL FINANCIALS		26,418,078
Preferred Securities - continued
	Principal Amount (d)	Value
INDUSTRIALS - 0.0%
Construction & Engineering - 0.0%
Odebrecht Finance Ltd. 7.5% (Reg. S) (g)	$ 100,000	$ 105,610
MATERIALS - 0.0%
Metals & Mining - 0.0%
CSN Islands XII Corp. 7% (Reg. S) (g)	1,600,000	1,525,304
UTILITIES - 0.1%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (g)(k)	2,700,000	2,862,541
Multi-Utilities - 0.1%
RWE AG 4.625% (g)(k)	4,600,000	6,642,998
TOTAL UTILITIES		9,505,539
TOTAL PREFERRED SECURITIES (Cost $39,468,279)		41,181,466
Money Market Funds - 4.8%
	Shares
Fidelity Cash Central Fund, 0.10% (b) (Cost $723,165,964)	723,165,964	723,165,964
Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (d)
Put Options - 0.0%
Option an a credit default swap with Deutsche Bank to buy protection on the 5-Year iTraxx Europe Series 21 Index expiring June 2019 exercise rate .75% (Cost $206,476)	9/17/14	35,000,000	122,310
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $14,385,250,344)		15,119,636,380
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(135,692,977)
NET ASSETS - 100%		$ 14,983,943,403
TBA Sale Commitments
	Principal Amount (d)	Value
Fannie Mae
3.5% 6/1/44	$ (6,200,000)	$ (6,384,955)
4% 6/1/44	(4,000,000)	(4,236,562)
4% 6/1/44	(11,800,000)	(12,497,859)
4% 6/1/44	(4,400,000)	(4,660,219)
4% 6/1/44	(7,400,000)	(7,837,640)
4.5% 6/1/44	(10,700,000)	(11,565,432)
4.5% 6/1/44	(600,000)	(648,529)
TOTAL FANNIE MAE		(47,831,196)
Ginnie Mae
4% 6/1/44	(1,600,000)	(1,708,125)
TOTAL TBA SALE COMMITMENTS (Proceeds $49,440,672)		$ (49,539,321)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Bond Index Contracts
21 ASX 10 Year Treasury Bond Index Contracts (Australia)	June 2014	$ 2,336,275	$ 84,089
22 Euro Bond Index Contracts (Germany)	June 2014	4,402,729	110,734
18 Euro-Bobl Index Contracts (Germany)	June 2014	3,110,763	39,349
46 TME 10 Year Canadian Note Contracts	Sept. 2014	5,762,833	42,735
2 TSE 10 Year Japanese Government Bond Index Contracts	June 2014	2,858,546	13,741
TOTAL BOND INDEX CONTRACTS		18,471,146	290,648
Treasury Contracts
75 CBOT 10 Year U.S. Treasury Note Contracts	Sept. 2014	9,413,672	37,354
90 CBOT 5 Year U.S. Treasury Note Contracts	Sept. 2014	10,778,203	24,191
48 CBOT Ultra Long Term U.S. Treasury Bond Contracts	Sept. 2014	7,213,500	100,028
TOTAL TREASURY CONTRACTS		27,405,375	161,573
TOTAL PURCHASED		45,876,521	452,221
Futures Contracts - continued
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ Depreciation)
Sold
Bond Index Contracts
123 LIFFE Long Gilt Index Contracts (United Kingdom)	Sept. 2014	$ 22,835,677	$ (179,504)
85 LIFFE Medium Gilt Index Contracts (United Kingdom)	Sept. 2014	15,547,090	(36,684)
TOTAL BOND INDEX CONTRACTS		38,382,767	(216,188)
Treasury Contracts
17 CBOT Long Term U.S. Treasury Bond Contracts	Sept. 2014	2,336,969	(21,156)
TOTAL SOLD		40,719,736	(237,344)
		$ 86,596,257	$ 214,877

The face value of futures purchased as a percentage of net assets is 0.3%

The face value of futures sold as a percentage of net assets is 0.3%
Foreign Currency Contracts
Settlement Date	Currency	Counterparty	Type	Quantity	Contract Amount (d)	Unrealized Appreciation/ (Depreciation)
7/24/14	AUD	Barclays Bank PLC, London	Sell	150,000	139,988	943
7/24/14	CAD	Citibank NA	Sell	105,000	96,290	(411)
7/24/14	EUR	BNP Paribas	Sell	66,379,000	91,315,466	834,031
7/24/14	EUR	Barclays Bank PLC, London	Buy	3,687,000	5,057,274	(31,513)
7/24/14	EUR	Barclays Bank PLC, London	Sell	754,000	1,027,710	(70)
7/24/14	GBP	Barclays Bank PLC, London	Sell	245,000	410,679	187
7/24/14	GBP	JPMorgan Chase Bank	Sell	1,704,000	2,877,482	22,472
7/24/14	GBP	Morgan Stanley Cap. Svcs. LLC	Sell	47,811,000	80,690,864	584,729
7/24/14	JPY	Goldman Sachs Bank USA	Sell	15,000,000	147,197	(203)
						$ 1,410,165

Quarterly Report

Swaps
Credit Default Swaps
Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/ Counterparty	Fixed Payment Received/ (Paid)	Notional Amount(2)(3)		Value(1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Buy Protection
Gas Natural Capital Markets SA		Sep. 2018	Credit Suisse Int'l	(1%)	EUR	3,500,000	(92,315)	(150,429)	(242,744)
Kering SA		Sep. 2018	Morgan Stanley Cap. Svcs. LLC.	(1%)	EUR	3,500,000	(92,050)	11,183	(80,867)
Santander Central Hispano Issuances Ltd		Dec. 2018	Citibank NA	(5%)	EUR	1,400,000	(339,234)	235,692	(103,542)
Valeo SA		Sep. 2018	Credit Suisse Int'l	(1%)	EUR	3,500,000	(88,777)	(73,040)	(161,817)
TOTAL BUY PROTECTION							(612,376)	23,406	(588,970)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3	C	Sep. 2034	Morgan Stanley Cap. Svcs. LLC.	5.10%		$ 22,651	$ (20,968)	$ 0	$ (20,968)
TOTAL CREDIT DEFAULT SWAPS							$ (633,344)	$ 23,406	$ (609,938)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) Notional amount is stated in U.S. dollars unless otherwise noted.

(3) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Quarterly Report

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,233,262,459 or 8.2% of net assets.

(g) Security is perpetual in nature with no stated maturity date.
(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,221,469.

(j) Security or a portion of the security has been segregated as collateral for open foreign currency contracts and bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $386,558.

(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(n) The coupon rate will be determined upon settlement of the loan after period end.
(o) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(p) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,727 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
ACGS Series 2004-1 Class P, 7.4605% 8/1/19	2/17/11	$ 200,244
Real Estate Asset Liquidity Trust Series 2006-2 Class M, 4.456% 9/12/38	10/2/06	$ 28,051
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 369,010
Fidelity Floating Rate Central Fund	15,741,278
Fidelity Mortgage Backed Securities Central Fund	43,511,353
Total	$ 59,621,641
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 412,309,245	$ 15,741,279	$ -	$ 436,513,308	31.2%
Fidelity Mortgage Backed Securities Central Fund	2,640,480,896	353,915,034	697,788,910	2,364,674,391	22.3%
Total	$ 3,052,790,141	$ 369,656,313	$ 697,788,910	$ 2,801,187,699
Other Information

The following is a summary of the inputs used, as of May 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$ 11,179,884	$ 10,934,634	$ 245,250	$ -
Telecommunication Services	134,400	-	-	134,400
Corporate Bonds	4,789,645,088	-	4,789,634,969	10,119
U.S. Government and Government Agency Obligations	4,416,718,618	-	4,416,718,618	-
U.S. Government Agency - Mortgage Securities	446,661,613	-	446,661,613	-
Asset-Backed Securities	150,601,792	-	144,006,188	6,595,604
Collateralized Mortgage Obligations	88,008,245	-	87,341,399	666,846
Commercial Mortgage Securities	907,778,326	-	904,952,282	2,826,044
Municipal Securities	285,706,971	-	285,706,971	-
Foreign Government and Government Agency Obligations	350,363,284	-	349,003,284	1,360,000
Supranational Obligations	2,318,441	-	2,318,441	-
Bank Loan Obligations	101,295,070	-	99,270,016	2,025,054
Sovereign Loan Participations	2,201,549	-	-	2,201,549
Bank Notes	1,365,660	-	1,365,660	-
Fixed-Income Funds	2,801,187,699	2,801,187,699	-	-
Preferred Securities	41,181,466	-	41,181,466	-
Money Market Funds	723,165,964	723,165,964	-	-
Purchased Swaptions	122,310	-	122,310	-
Total Investments in Securities:	$ 15,119,636,380	$ 3,535,288,297	$ 11,568,528,467	$ 15,819,616
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Other Derivative Instruments:
Assets
Foreign Currency Contracts	$ 1,442,362	$ -	$ 1,442,362	$ -
Futures Contracts	452,221	452,221	-	-
Total Assets	$ 1,894,583	$ 452,221	$ 1,442,362	$ -
Liabilities
Foreign Currency Contracts	$ (32,197)	$ -	$ (32,197)	$ -
Futures Contracts	(237,344)	(237,344)	-	-
Swaps	(633,344)	-	(633,344)	-
Total Liabilities	$ (902,885)	$ (237,344)	$ (665,541)	$ -
Total Other Derivative Instruments:	$ 991,698	$ 214,877	$ 776,821	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (49,539,321)	$ -	$ (49,539,321)	$ -
Income Tax Information

At May 31, 2014, the cost of investment securities for income tax purposes was $14,442,380,075. Net unrealized appreciation aggregated $677,256,305, of which $718,827,234 related to appreciated investment securities and $41,570,929 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, foreign government and government agency obligations, municipal securities, preferred securities, supranational obligations, U.S. government and government agency obligations and sovereign loan participations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific market events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Options traded over-the-counter are valued using broker-supplied valuations and are categorized as Level 2 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Income Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2014
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2014